UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-03919

Name of Registrant: Vanguard STAR Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1: Schedule of Investments

Vanguard STAR Fund

Schedule of Investments
As of July 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (44.1%)
Vanguard Windsor II Fund Investor Shares	72,809,132	2,739,080
Vanguard Windsor Fund Investor Shares	67,819,376	1,483,888
Vanguard U.S. Growth Fund Investor Shares	36,536,894	1,204,987
Vanguard Morgan Growth Fund Investor Shares	43,513,529	1,204,454
Vanguard PRIMECAP Fund Investor Shares	10,985,132	1,154,867
Vanguard Explorer Fund Investor Shares	7,493,161	736,428
		8,523,704
International Stock Funds (18.3%)
Vanguard International Growth Fund Investor Shares	77,605,222	1,763,191
Vanguard International Value Fund	49,270,240	1,760,918
		3,524,109
U.S. Bond Funds (37.6%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	229,950,684	2,451,274
Vanguard GNMA Fund Investor Shares	228,138,143	2,443,360
Vanguard Long-Term Investment-Grade Fund Investor Shares	232,180,593	2,363,598
		7,258,232
Total Investments (Cost $13,078,305)		19,306,045
Other Assets and Liabilities-Net (0.0%)		(2,339)
Net Assets (100%)		19,303,706

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At July 31, 2015, the cost of investment securities for tax purposes was $13,078,305,000. Net unrealized appreciation of investment securities for tax purposes was $6,227,740,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

STAR Fund

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

				Current Period Transactions
	Oct. 31,		Proceeds			July 31,
	2014		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Explorer Fund	721,792	95,294	40,655	1,026	94,268	736,428
Vanguard GNMA Fund	2,310,756	190,624	39,803	40,434	13,854	2,443,360
Vanguard International Growth Fund	1,759,479	96,236	97,880	38,867	—	1,763,191
Vanguard International Value Fund	1,726,503	130,338	51,736	45,338	—	1,760,918
Vanguard Long-Term Investment-
Grade Fund	2,302,728	234,253	72,045	75,458	46,267	2,363,598
Vanguard Market Liquidity Fund	—	NA1	NA1	1	—	—
Vanguard Morgan Growth Fund	1,153,837	123,782	78,070	7,776	115,006	1,204,454
Vanguard PRIMECAP Fund	1,153,269	72,929	58,547	12,149	59,781	1,154,867
Vanguard Short-Term Investment-
Grade Fund	2,308,598	190,265	31,820	32,585	4,997	2,451,274
Vanguard U.S. Growth Fund	1,152,831	88,492	91,397	6,931	81,561	1,204,987
Vanguard Windsor Fund	1,467,215	86,129	66,380	22,572	63,061	1,483,888
Vanguard Windsor II Fund	2,690,417	263,334	90,692	57,365	174,341	2,739,080
Total	18,747,425	1,571,676	719,025	340,502	653,136	19,306,045
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Total International Stock Index Fund

Schedule of Investments
As of July 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)[1]
Argentina (0.0%)
Siderar SAIC Class A	390	—

Australia (4.8%)
Commonwealth Bank of Australia	13,991,764	894,166
Westpac Banking Corp.	26,823,032	683,185
National Australia Bank Ltd.	22,478,592	569,940
Australia & New Zealand Banking Group Ltd.	23,697,527	565,349
BHP Billiton Ltd.	27,588,245	530,562
Wesfarmers Ltd.	9,617,886	297,956
CSL Ltd.	4,020,973	290,508
Woolworths Ltd.	10,888,665	227,352
Telstra Corp. Ltd.	37,042,825	175,542
Woodside Petroleum Ltd.	6,162,161	160,576
Macquarie Group Ltd.	2,608,756	156,572
Rio Tinto Ltd.	3,646,776	140,705
Scentre Group	43,939,792	127,254
QBE Insurance Group Ltd.	11,770,504	125,437
Westfield Corp.	16,615,000	121,643
AMP Ltd.	25,192,235	121,483
Transurban Group	16,457,813	119,790
Suncorp Group Ltd.	11,061,124	115,429
Amcor Ltd.	10,277,247	108,128
Brambles Ltd.	13,366,241	106,161
Insurance Australia Group Ltd.	20,154,916	86,602
Origin Energy Ltd.	9,556,540	79,076
Goodman Group	15,106,240	71,982
AGL Energy Ltd.	5,785,543	70,427
Aurizon Holdings Ltd.	17,639,893	68,245
APA Group	9,548,166	63,373
Stockland	20,261,359	62,864
Federation Centres	28,248,441	61,883
* South32 Ltd.	45,815,367	59,657
Caltex Australia Ltd.	2,311,812	58,289
Oil Search Ltd.	10,080,690	54,823
Ramsay Health Care Ltd.	1,109,988	54,152
Lend Lease Group	4,709,007	53,585
ASX Ltd.	1,646,697	53,446
* Newcrest Mining Ltd.	6,439,125	53,151
James Hardie Industries plc	3,817,845	52,901
Sonic Healthcare Ltd.	3,452,829	52,139
GPT Group	15,124,132	50,897
Asciano Ltd.	8,387,804	49,747
Dexus Property Group	8,222,385	46,658
Santos Ltd.	8,630,545	46,543
^ Orica Ltd.	3,203,778	44,928
Mirvac Group	31,463,370	43,410
Computershare Ltd.	4,236,759	38,221
Sydney Airport	9,290,729	38,161
Incitec Pivot Ltd.	14,359,610	37,947

Bendigo & Adelaide Bank Ltd.	3,902,553	37,413
Tatts Group Ltd.	12,528,836	36,392
* Medibank Pvt Ltd.	23,762,854	36,272
Aristocrat Leisure Ltd.	5,407,919	33,958
Cochlear Ltd.	491,670	32,893
Boral Ltd.	6,752,460	32,737
Seek Ltd.	2,942,336	32,436
Crown Resorts Ltd.	3,243,589	32,261
Coca-Cola Amatil Ltd.	4,693,627	31,803
Bank of Queensland Ltd.	3,152,597	31,640
Echo Entertainment Group Ltd.	7,058,301	25,865
Challenger Ltd.	4,903,560	25,654
* Qantas Airways Ltd.	9,219,683	25,238
Tabcorp Holdings Ltd.	7,067,937	25,015
Ansell Ltd.	1,309,450	23,974
Treasury Wine Estates Ltd.	5,617,635	23,653
Alumina Ltd.	21,087,568	22,865
Iluka Resources Ltd.	3,587,244	20,626
DUET Group (Stapled Security)	12,527,912	20,133
^ Fortescue Metals Group Ltd.	13,688,657	18,508
Healthscope Ltd.	9,161,055	18,327
Orora Ltd.	10,316,576	17,543
IOOF Holdings Ltd.	2,548,121	17,192
TPG Telecom Ltd.	2,431,149	16,866
Domino's Pizza Enterprises Ltd.	527,183	15,564
* CIMIC Group Ltd.	882,146	15,326
AusNet Services	15,103,729	15,326
DuluxGroup Ltd.	3,347,817	14,860
Harvey Norman Holdings Ltd.	4,522,865	14,724
carsales.com Ltd.	1,848,179	14,635
REA Group Ltd.	448,960	14,211
Investa Office Fund	4,866,295	14,067
Recall Holdings Ltd.	2,673,430	14,029
Primary Health Care Ltd.	4,148,789	13,931
ALS Ltd.	3,544,313	13,870
Adelaide Brighton Ltd.	3,876,195	13,384
Fairfax Media Ltd.	20,686,021	12,837
WorleyParsons Ltd.	1,907,418	12,815
BlueScope Steel Ltd.	4,772,563	12,628
Veda Group Ltd.	7,042,573	12,596
Downer EDI Ltd.	3,741,086	12,425
Perpetual Ltd.	378,746	12,395
^ Flight Centre Travel Group Ltd.	475,467	12,361
Magellan Financial Group Ltd.	912,676	12,345
M2 Group Ltd.	1,511,173	12,183
JB Hi-Fi Ltd.	863,805	12,178
CSR Ltd.	4,378,542	11,956
Platinum Asset Management Ltd.	2,033,203	11,249
BT Investment Management Ltd.	1,578,314	11,192
Qube Holdings Ltd.	6,145,936	10,940
Cromwell Property Group	12,840,502	10,476
* DUET Group	6,446,510	10,367
BWP Trust	4,188,621	10,304
GrainCorp Ltd. Class A	1,578,515	10,291
Charter Hall Group	2,975,644	10,275
nib holdings Ltd.	3,716,622	9,665
Sims Metal Management Ltd.	1,387,188	9,580

	Shopping Centres Australasia Property Group	6,000,449	9,377
*,^ Liquefied Natural Gas Ltd.		3,949,766	9,213
	InvoCare Ltd.	931,045	9,181
	Macquarie Atlas Roads Group	3,610,646	9,014
	Sirtex Medical Ltd.	397,678	8,948
	Charter Hall Retail REIT	2,815,404	8,861
	Nufarm Ltd.	1,569,709	8,847
	IRESS Ltd.	1,116,438	8,472
^	iiNET Ltd.	1,186,037	8,145
^	Super Retail Group Ltd.	1,203,035	8,105
^	Vocus Communications Ltd.	1,782,261	8,033
	Beach Energy Ltd.	10,925,248	7,772
	Northern Star Resources Ltd.	5,100,733	7,759
	Navitas Ltd.	2,545,004	7,671
	Spotless Group Holdings Ltd.	5,367,021	7,663
^	G8 Education Ltd.	3,070,073	7,614
	Genworth Mortgage Insurance Australia Ltd.	2,804,514	7,329
	OZ Minerals Ltd.	2,634,277	7,154
	Slater & Gordon Ltd.	2,812,580	6,995
^	Metcash Ltd.	8,171,466	6,855
	Ardent Leisure Group	3,828,997	6,766
	Aveo Group	3,233,538	6,508
	Nine Entertainment Co. Holdings Ltd.	5,767,382	6,429
	Premier Investments Ltd.	657,794	6,402
	Abacus Property Group	2,717,176	6,169
	Sigma Pharmaceuticals Ltd.	9,547,185	6,064
	Seven West Media Ltd.	9,134,135	6,034
*	Automotive Holdings Group Ltd.	1,875,224	6,021
	Select Harvests Ltd.	615,377	5,925
*	ARB Corp. Ltd.	562,942	5,843
	Sandfire Resources NL	1,314,764	5,776
	SAI Global Ltd.	1,743,468	5,716
*	Mayne Pharma Group Ltd.	6,414,993	5,498
	Brickworks Ltd.	503,260	5,471
	Breville Group Ltd.	1,084,266	5,411
	Independence Group NL	1,889,296	5,230
*,^ Sirius Resources NL		2,345,404	5,100
	Pact Group Holdings Ltd.	1,536,721	5,066
*	Regis Healthcare Ltd.	1,202,784	5,041
	McMillan Shakespeare Ltd.	482,383	5,019
	Evolution Mining Ltd.	6,839,982	4,995
*	Estia Health Ltd.	1,079,160	4,896
	Retail Food Group Ltd.	1,234,875	4,813
^	Myer Holdings Ltd.	5,209,169	4,787
	GUD Holdings Ltd.	698,036	4,765
	Transpacific Industries Group Ltd.	9,102,607	4,717
	Steadfast Group Ltd.	3,910,187	4,653
^	Monadelphous Group Ltd.	742,605	4,635
	Mineral Resources Ltd.	1,151,860	4,553
*,^ Mesoblast Ltd.		1,572,435	4,518
	Japara Healthcare Ltd.	2,194,831	4,474
	Cover-More Group Ltd.	2,533,429	4,422
	GWA Group Ltd.	2,449,883	4,348
*,^ Whitehaven Coal Ltd.		4,903,275	4,288
^	FlexiGroup Ltd.	1,917,429	4,248
*	Transfield Services Ltd.	4,406,638	4,147
	Asaleo Care Ltd.	3,304,963	4,124

	Mantra Group Ltd.	1,533,695	4,057
*	APN News & Media Ltd.	7,586,176	3,957
	Western Areas Ltd.	1,738,280	3,933
^	Bega Cheese Ltd.	1,114,415	3,872
*	AWE Ltd.	4,157,712	3,822
	Technology One Ltd.	1,274,219	3,711
	Tassal Group Ltd.	1,322,372	3,630
*	Australian Agricultural Co. Ltd.	3,471,364	3,624
	Australian Pharmaceutical Industries Ltd.	3,103,925	3,605
	iSentia Group Ltd.	1,401,127	3,570
^	Growthpoint Properties Australia Ltd.	1,400,848	3,376
	Village Roadshow Ltd.	716,320	3,362
	Southern Cross Media Group Ltd.	4,734,814	3,335
	Credit Corp. Group Ltd.	335,487	3,308
	Altium Ltd.	995,621	3,273
	Seven Group Holdings Ltd.	794,903	3,214
*,^ Regis Resources Ltd.		3,303,718	3,143
*,^ Virgin Australia Holdings Ltd.		9,719,265	3,126
*,^ Karoon Gas Australia Ltd.		1,814,492	3,096
	National Storage REIT	2,506,572	3,064
^	Greencross Ltd.	690,393	3,047
	Folkestone Education Trust	1,825,918	3,027
	New Hope Corp. Ltd.	2,167,851	3,025
	OzForex Group Ltd.	1,820,721	2,980
^	Ainsworth Game Technology Ltd.	1,336,793	2,927
*,^ Syrah Resources Ltd.		1,067,714	2,870
^	Cardno Ltd.	1,361,776	2,849
*	NEXTDC Ltd.	1,487,718	2,792
	Ingenia Communities Group	7,705,914	2,644
	Cabcharge Australia Ltd.	1,068,001	2,605
*	Ten Network Holdings Ltd.	16,799,294	2,574
*	Pacific Brands Ltd.	8,367,561	2,563
	GDI Property Group	3,763,937	2,475
*	Energy World Corp. Ltd.	10,483,006	2,451
	Capitol Health Ltd.	4,336,820	2,307
^	TFS Corp. Ltd.	2,111,628	2,268
	Thorn Group Ltd.	1,184,225	2,241
*	Billabong International Ltd.	5,059,914	2,218
	Hotel Property Investments	1,150,746	2,210
	Cedar Woods Properties Ltd.	531,998	2,056
	Tox Free Solutions Ltd.	952,029	2,018
	Arrium Ltd.	22,735,732	1,990
*,^ Drillsearch Energy Ltd.		3,073,352	1,984
^	UGL Ltd.	1,344,552	1,947
	Dick Smith Holdings Ltd.	1,313,373	1,918
	Webjet Ltd.	613,363	1,861
*,^ iProperty Group Ltd.		853,502	1,851
	Virtus Health Ltd.	459,239	1,807
*,^ Paladin Energy Ltd.		11,939,359	1,787
	SKILLED Group Ltd.	1,577,948	1,775
^	Programmed Maintenance Services Ltd.	946,938	1,651
*	Saracen Mineral Holdings Ltd.	5,828,322	1,643
^	Astro Japan Property Group	415,644	1,581
	ERM Power Ltd.	994,312	1,561
	UXC Ltd.	2,280,777	1,525
*	Senex Energy Ltd.	8,799,529	1,506
	STW Communications Group Ltd.	2,586,777	1,430

*	Sundance Energy Australia Ltd.	3,907,785	1,424
	SMS Management & Technology Ltd.	509,307	1,329
*,^ CuDeco Ltd.		1,465,862	1,329
	Cash Converters International Ltd.	2,469,136	1,264
*,^ Perseus Mining Ltd.		5,222,438	1,205
	Sunland Group Ltd.	972,546	1,176
	Bradken Ltd.	1,320,812	1,137
	RCR Tomlinson Ltd.	777,301	1,051
^	MMA Offshore Ltd.	2,622,078	1,044
*	Starpharma Holdings Ltd.	2,167,072	1,013
^	Reject Shop Ltd.	215,655	999
*	Newcrest Mining Ltd. ADR	107,626	895
	Decmil Group Ltd.	1,109,374	888
	MACA Ltd.	1,377,923	720
*	Troy Resources Ltd.	3,129,534	686
*	Infigen Energy	3,435,073	678
*,^ Kingsgate Consolidated Ltd.		1,347,985	633
*,^ Horizon Oil Ltd.		9,346,701	629
	Watpac Ltd.	1,006,824	626
*	Resolute Mining Ltd.	3,500,881	613
*	Medusa Mining Ltd.	1,486,349	598
^	Mount Gibson Iron Ltd.	4,262,608	591
*,^ Lynas Corp. Ltd.		21,403,608	547
	Panoramic Resources Ltd.	1,754,609	526
	Hills Ltd.	1,356,559	525
*,^ Buru Energy Ltd.		1,823,692	512
^	Acrux Ltd.	1,000,202	497
*	Tiger Resources Ltd.	8,977,772	485
	Beadell Resources Ltd.	5,284,593	463
	Sims Metal Management Ltd. ADR	66,577	459
	Fleetwood Corp. Ltd.	341,941	443
*	Boart Longyear Ltd.	5,100,415	430
*	Tap Oil Ltd.	1,524,457	396
	Ausdrill Ltd.	1,642,190	360
*	Macmahon Holdings Ltd.	5,743,072	340
	Mincor Resources NL	1,066,764	320
*,^ Energy Resources of Australia Ltd.		1,124,622	312
*	Intrepid Mines Ltd.	3,314,276	303
*,^ Silver Lake Resources Ltd.		2,781,424	274
	NRW Holdings Ltd.	1,685,958	228
*,^ Linc Energy Ltd.		2,008,097	214
*	Imdex Ltd.	1,186,419	212
*	Emeco Holdings Ltd.	3,496,582	208
^	Atlas Iron Ltd.	6,556,768	168
*	BGP Holdings PLC	17,449,685	—
*	Nexus Energy Ltd.	5,925,255	—
*	Kagara Ltd.	2,282,838	—
*	Jacana Minerals Ltd.	215,615	—
			8,681,766
Austria (0.2%)
*	Erste Group Bank AG	2,467,034	73,851
	voestalpine AG	976,061	41,825
	ANDRITZ AG	624,821	34,883
	OMV AG	1,233,713	32,841
*	IMMOFINANZ AG	7,725,677	18,947
	Wienerberger AG	996,465	16,407
*	Raiffeisen Bank International AG	1,012,574	14,752

	Oesterreichische Post AG	288,647	12,881
	Vienna Insurance Group AG Wiener Versicherung Gruppe	324,649	11,187
	CA Immobilien Anlagen AG	618,862	11,122
	UNIQA Insurance Group AG	937,441	8,864
	BUWOG AG	435,147	8,765
^	Verbund AG	558,071	8,638
	Mayr Melnhof Karton AG	69,253	8,023
	Zumtobel Group AG	239,008	7,455
*,^ Conwert Immobilien Invest SE		517,872	6,281
	RHI AG	227,844	5,658
^	Schoeller-Bleckmann Oilfield Equipment AG	96,201	5,436
	Flughafen Wien AG	55,345	4,771
	Lenzing AG	64,231	4,680
^	Telekom Austria AG	651,997	4,404
	S IMMO AG	429,017	3,820
	Strabag SE	130,946	3,177
^	Semperit AG Holding	74,132	3,079
	EVN AG	272,503	3,078
	Palfinger AG	92,926	2,857
*,^ Kapsch TrafficCom AG		38,273	1,004
			358,686
Belgium (1.0%)
	Anheuser-Busch InBev NV	6,856,982	817,289
	KBC Groep NV	2,365,923	164,749
	UCB SA	1,044,868	80,833
	Delhaize Group	882,411	79,592
	Ageas	1,734,721	71,306
	Solvay SA Class A	485,617	64,899
	Groupe Bruxelles Lambert SA	668,368	55,134
	Proximus	1,205,152	45,363
	Umicore SA	929,370	40,699
	Ackermans & van Haaren NV	213,694	32,670
	RTL Group SA	330,071	30,010
	Colruyt SA	572,481	27,771
	bpost SA	853,108	24,121
*	Telenet Group Holding NV	417,597	23,552
	Cofinimmo SA	171,086	18,378
	Ontex Group NV	573,200	17,428
	Euronav NV	1,023,428	15,643
	Fagron	259,644	12,192
	Melexis NV	183,957	9,806
	Warehouses De Pauw CVA	119,517	9,440
	Elia System Operator SA/NV	223,977	9,388
	Befimmo SA	141,783	8,986
	Bekaert SA	302,530	8,836
	D'ieteren SA/NV	231,559	8,465
*	Nyrstar (Voting Shares)	2,878,716	8,448
	Cie d'Entreprises CFE	60,498	8,063
*	Tessenderlo Chemie NV (Voting Shares)	201,832	7,886
	Gimv NV	159,283	7,864
	KBC Ancora	132,840	5,478
*	Mobistar SA	246,728	5,337
	Ion Beam Applications	167,217	5,210
^	Kinepolis Group NV	110,000	4,442
^	Econocom Group SA/NV	477,097	4,413
	Barco NV	66,002	4,369
*	AGFA-Gevaert NV	1,436,293	4,314

*	BHF Kleinwort Benson Group	678,014	3,993
	Van de Velde NV	52,742	3,287
	Intervest Offices & Warehouses NV	99,720	2,432
	EVS Broadcast Equipment SA	81,839	2,313
*,^ Cie Maritime Belge SA		138,251	2,181
	Wereldhave Belgium NV	16,379	1,741
*,^ ThromboGenics NV		203,397	1,125
			1,759,446
Brazil (1.4%)
	Ambev SA	32,574,116	185,135
	Itau Unibanco Holding SA Preference Shares	17,900,687	157,261
	Banco Bradesco SA Preference Shares	16,762,561	133,554
	BRF SA	6,309,803	132,445
	Cielo SA	7,477,802	95,505
*	Petroleo Brasileiro SA	26,366,857	89,174
*	Petroleo Brasileiro SA Preference Shares	28,538,264	87,516
	Itausa - Investimentos Itau SA Preference Shares	29,930,257	73,428
	Ultrapar Participacoes SA	3,304,776	67,824
	Itau Unibanco Holding SA ADR	6,962,635	60,436
	Vale SA Preference Shares	12,525,001	53,591
	BB Seguridade Participacoes SA	5,155,982	48,564
	Banco do Brasil SA	7,388,022	47,578
	Vale SA	8,670,200	45,251
	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	14,756,829	44,995
	Ambev SA ADR	7,658,516	43,500
	Banco Bradesco SA	5,159,875	41,683
	Banco Bradesco SA ADR	4,980,996	39,549
	Kroton Educacional SA	13,026,216	36,523
	Telefonica Brasil SA Preference Shares	2,746,338	36,199
	Lojas Renner SA	1,101,200	35,021
	CCR SA	7,448,177	33,108
	Embraer SA	4,417,505	30,835
	Klabin SA	4,743,439	29,411
	JBS SA	6,111,224	27,504
	Raia Drogasil SA	2,137,793	27,166
*	Petroleo Brasileiro SA ADR Type A	4,290,524	26,387
	WEG SA	4,609,355	25,309
	BRF SA ADR	1,190,688	24,897
	Souza Cruz SA	3,287,274	23,320
	Lojas Americanas SA Preference Shares	4,348,220	21,894
	CETIP SA - Mercados Organizados	1,911,368	19,795
*	Hypermarcas SA	3,265,047	19,320
*,^ Petroleo Brasileiro SA ADR		2,816,934	19,155
	Tractebel Energia SA	1,806,120	19,122
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	849,102	18,599
	Vale SA Class B ADR	4,166,495	17,874
	Equatorial Energia SA	1,726,568	17,649
	Fibria Celulose SA	1,254,155	16,681
	Grupo BTG Pactual	2,211,236	16,610
	Tim Participacoes SA	5,950,838	16,320
^	Vale SA Class B ADR	2,661,315	13,999
	BR Malls Participacoes SA	3,652,769	13,709
	Cia Energetica de Minas Gerais Preference Shares	4,612,581	12,717
	Suzano Papel e Celulose SA Preference Shares Class A	2,530,806	12,410
	CPFL Energia SA	2,175,424	12,250
	TOTVS SA	1,195,781	12,244
	Embraer SA ADR	395,923	11,026

Natura Cosmeticos SA	1,474,181	10,962
Qualicorp SA	1,841,771	10,946
Sul America SA	2,099,693	10,597
Itau Unibanco Holding SA	1,243,072	10,347
Cia de Saneamento Basico do Estado de Sao Paulo	1,962,754	10,015
Localiza Rent a Car SA	1,200,757	9,855
Gerdau SA Preference Shares	5,486,411	9,454
Porto Seguro SA	817,701	9,297
Estacio Participacoes SA	2,232,222	9,258
Fibria Celulose SA ADR	681,734	9,081
M Dias Branco SA	391,046	8,828
Multiplan Empreendimentos Imobiliarios SA	647,387	8,820
Cia Brasileira de Distribuicao ADR	397,924	8,651
Cia Energetica de Sao Paulo Preference Shares	1,546,885	8,643
Telefonica Brasil SA ADR	632,931	8,241
EDP - Energias do Brasil SA	2,032,402	7,746
Odontoprev SA	2,228,346	7,237
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
Identificacao S.A	484,573	7,034
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,392,239	6,498
Smiles SA	383,200	6,190
MRV Engenharia e Participacoes SA	2,543,412	5,720
BR Properties SA	1,706,349	5,656
Cosan SA Industria e Comercio	922,594	5,605
Bradespar SA Preference Shares	1,937,661	5,569
Lojas Americanas SA	1,382,825	5,392
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,011,090	5,116
Multiplus SA	407,504	4,909
* Somos Educacao SA	982,880	4,862
* Rumo Logistica Operadora Multimodal SA	18,067,323	4,802
Cia Siderurgica Nacional SA	3,765,048	4,761
Transmissora Alianca de Energia Eletrica SA	776,867	4,753
Duratex SA	2,311,945	4,700
Cia Energetica de Minas Gerais ADR	1,686,406	4,638
Cia Paranaense de Energia Preference Shares	447,650	4,613
* B2W Cia Digital	861,954	4,531
AES Tiete SA Preference Shares	802,760	4,291
Banco do Estado do Rio Grande do Sul SA Preference Shares	1,464,096	4,229
Cia Paranaense de Energia ADR	406,856	4,134
Usinas Siderurgicas de Minas Gerais SA Preference Shares	3,496,502	4,013
Linx SA	272,122	4,011
Cia Hering	1,160,515	4,010
* Oi SA Preference Shares	2,730,685	3,860
Grendene SA	718,623	3,751
Sao Martinho SA	379,639	3,748
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	299,019	3,619
Iguatemi Empresa de Shopping Centers SA	505,651	3,534
Braskem SA Preference Shares	963,046	3,527
* Marfrig Global Foods SA	2,255,056	3,497
Fleury SA	663,631	3,481
EcoRodovias Infraestrutura e Logistica SA	1,699,662	3,445
* Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	716,813	3,163
Alupar Investimento SA	657,800	3,160
Gerdau SA ADR	1,820,682	3,150
Centrais Eletricas Brasileiras SA Preference Shares	1,196,968	2,985
Alpargatas SA Preference Shares	1,299,211	2,960
Via Varejo SA	1,140,300	2,881

Tupy SA	549,269	2,855
Tim Participacoes SA ADR	207,108	2,819
Usinas Siderurgicas de Minas Gerais SA	985,900	2,784
Marcopolo SA Preference Shares	4,083,804	2,743
* Minerva SA	804,900	2,656
Light SA	643,159	2,647
Aliansce Shopping Centers SA	651,070	2,637
^ Cia Siderurgica Nacional SA ADR	2,083,377	2,604
* Centrais Eletricas Brasileiras SA	1,535,100	2,596
AES Tiete SA	491,602	2,561
Metalurgica Gerdau SA Preference Shares Class A	2,469,441	2,524
Arezzo Industria e Comercio SA	350,846	2,195
SLC Agricola SA	422,654	2,173
CPFL Energia SA ADR	187,219	2,102
Iochpe-Maxion SA	584,477	2,083
Cia Energetica de Minas Gerais	719,128	2,071
* Oi SA	1,330,222	1,943
JSL SA	595,768	1,797
Mahle-Metal Leve SA	297,439	1,794
Ez Tec Empreendimentos e Participacoes SA	418,222	1,692
Cia de Saneamento de Minas Gerais-COPASA	476,465	1,662
QGEP Participacoes SA	889,475	1,652
GAEC Educacao SA	330,584	1,530
Centrais Eletricas Brasileiras SA ADR Prf Class B	605,658	1,496
* Restoque Comercio e Confeccoes de Roupas SA	927,500	1,468
Santos Brasil Participacoes SA	385,549	1,435
Cia Energetica do Ceara Preference Shares	117,133	1,367
Diagnosticos da America SA	456,563	1,360
* Centrais Eletricas Brasileiras SA ADR	805,734	1,346
Arteris SA	479,687	1,338
* PDG Realty SA Empreendimentos e Participacoes	18,145,356	1,272
Cia Paranaense de Energia	183,700	1,266
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	104,535	1,263
Even Construtora e Incorporadora SA	1,478,233	1,261
Randon Participacoes SA Preference Shares	1,347,556	1,259
* Magnesita Refratarios SA	1,596,645	1,250
* Gafisa SA ADR	853,600	1,246
Guararapes Confeccoes SA	63,825	1,202
* Gafisa SA	1,600,223	1,192
* Gol Linhas Aereas Inteligentes SA Preference Shares	709,200	1,177
Braskem SA ADR	159,000	1,153
* International Meal Co. Alimentacao SA	464,484	1,099
* Mills Estruturas e Servicos de Engenharia SA	582,979	1,052
Sonae Sierra Brasil SA	203,760	1,030
* Paranapanema SA	1,280,353	1,028
Ser Educacional SA	279,600	882
Marisa Lojas SA	349,700	863
Brasil Brokers Participacoes SA	1,280,010	778
Tecnisa SA	819,877	771
LPS Brasil Consultoria de Imoveis SA	534,370	749
Helbor Empreendimentos SA	1,172,277	746
Direcional Engenharia SA	585,241	644
* Tegma Gestao Logistica	234,200	635
JHSF Participacoes SA	1,050,785	602
Cosan Logistica SA	1,095,194	576
Magazine Luiza SA	499,685	525
Oi SA ADR	234,801	322

* Brasil Pharma SA	1,419,405	282
* Gol Linhas Aereas Inteligentes SA ADR	128,200	214
Banco Santander Brasil SA ADR	17,400	81
Oi SA ADR WI	8,713	13
Contax Participacoes SA Preference Shares	45,455	10
* Gol Linhas Aereas Inteligentes SA Preference Shares Rights Exp. 08/14/2015	160,421	—
Itausa - Investimentos Itau SA	42	—
Klabin SA Preference Shares	3	—
		2,511,192
Canada (6.2%)
Royal Bank of Canada	12,363,994	720,938
* Valeant Pharmaceuticals International Inc.	2,725,153	698,703
Toronto-Dominion Bank	15,858,727	639,878
Bank of Nova Scotia	10,399,736	510,425
Canadian National Railway Co.	6,192,040	386,289
Suncor Energy Inc.	12,531,101	352,981
Enbridge Inc.	7,321,330	319,141
^ Bank of Montreal (Toronto Shares)	5,494,599	306,607
Manulife Financial Corp.	16,933,407	299,994
Brookfield Asset Management Inc. Class A (Toronto Shares)	7,483,635	261,271
Canadian Imperial Bank of Commerce	3,436,247	245,557
TransCanada Corp.	6,045,397	234,956
Canadian Natural Resources Ltd.	9,425,177	230,035
Canadian Pacific Railway Ltd.	1,282,841	206,514
Potash Corp. of Saskatchewan Inc.	7,128,902	193,941
Magna International Inc.	3,386,490	184,000
Sun Life Financial Inc.	5,249,293	171,344
Alimentation Couche-Tard Inc. Class B	3,387,382	151,181
Agrium Inc.	1,245,870	127,459
Thomson Reuters Corp.	3,063,231	124,019
Rogers Communications Inc. Class B	3,123,161	109,514
Loblaw Cos. Ltd.	1,986,486	108,328
Cenovus Energy Inc.	7,072,289	103,068
BCE Inc.	2,428,249	99,945
National Bank of Canada	2,812,233	98,353
Goldcorp Inc.	7,108,390	94,844
* Fairfax Financial Holdings Ltd.	188,372	90,847
* CGI Group Inc. Class A	2,281,426	85,232
Imperial Oil Ltd.	2,265,817	83,834
^ Pembina Pipeline Corp.	2,857,255	83,171
Restaurant Brands International Inc.	1,809,957	78,302
Intact Financial Corp.	1,127,841	77,785
Shaw Communications Inc. Class B	3,506,956	74,411
Great-West Lifeco Inc.	2,580,307	73,078
Power Corp. of Canada	2,993,938	70,393
Fortis Inc.	2,389,414	68,420
Gildan Activewear Inc.	2,079,262	67,059
Barrick Gold Corp. (Toronto Shares)	9,455,852	66,878
^ Canadian Tire Corp. Ltd. Class A	633,725	63,181
Constellation Software Inc.	136,090	60,511
TELUS Corp.	1,769,889	60,424
^ Inter Pipeline Ltd.	2,871,738	60,076
^ Crescent Point Energy Corp.	3,874,023	58,680
Metro Inc.	2,129,513	57,950
Dollarama Inc.	962,080	57,268
^ RioCan REIT	2,718,746	55,691
Encana Corp.	7,221,972	54,889

^	Franco-Nevada Corp.	1,341,196	54,454
	Power Financial Corp.	2,007,618	53,282
	CI Financial Corp.	2,018,560	51,010
	Saputo Inc.	2,176,065	49,866
	Open Text Corp.	1,046,178	47,483
	First Quantum Minerals Ltd.	5,926,763	47,356
^	Keyera Corp.	1,436,104	47,195
	Cameco Corp.	3,380,812	46,427
	Husky Energy Inc.	2,528,878	46,175
	Canadian Utilities Ltd. Class A	1,620,231	45,515
	Silver Wheaton Corp.	3,456,967	45,252
^	ARC Resources Ltd.	2,918,484	43,671
	Onex Corp.	756,678	43,416
	SNC-Lavalin Group Inc.	1,313,718	43,022
	Agnico Eagle Mines Ltd.	1,852,776	40,998
	H&R REIT	2,354,391	40,198
*	Tourmaline Oil Corp.	1,591,021	39,342
	CCL Industries Inc. Class B	277,770	38,860
	George Weston Ltd.	436,982	36,700
	Methanex Corp.	782,127	35,248
*	BlackBerry Ltd.	4,296,614	33,312
*	Element Financial Corp.	2,169,443	32,877
^	AltaGas Ltd.	1,163,979	31,862
	DH Corp.	910,790	30,015
	Empire Co. Ltd.	443,531	29,979
	Teck Resources Ltd. Class B	4,067,644	29,951
	Industrial Alliance Insurance & Financial Services Inc.	863,388	29,080
^	Vermilion Energy Inc.	819,575	27,573
^	Veresen Inc.	2,434,704	27,552
	Progressive Waste Solutions Ltd.	993,482	27,043
	Linamar Corp.	435,806	26,595
^	PrairieSky Royalty Ltd.	1,283,116	26,342
	CAE Inc.	2,285,417	25,897
	WSP Global Inc.	771,293	25,842
	Finning International Inc.	1,469,558	25,552
^	Peyto Exploration & Development Corp.	1,178,309	25,497
	IGM Financial Inc.	844,359	24,933
^	Canadian Oil Sands Ltd.	4,121,519	23,509
*	Turquoise Hill Resources Ltd.	6,818,530	23,200
	West Fraser Timber Co. Ltd.	520,642	22,910
*,^ Amaya Inc.		907,839	22,254
	Smart REIT	950,496	22,021
	Canadian Apartment Properties REIT	1,012,514	21,700
^	Whitecap Resources Inc.	2,459,483	21,438
	Eldorado Gold Corp.	6,094,980	20,971
	Stantec Inc.	745,211	20,724
	Ritchie Bros Auctioneers Inc.	759,841	20,555
	Hudson's Bay Co.	1,009,696	20,459
	Bombardier Inc. Class B	16,410,003	20,452
^	Canadian REIT	620,674	20,179
	Atco Ltd.	658,361	19,758
	Cineplex Inc.	536,373	19,538
*	Lundin Mining Corp.	5,395,999	19,474
^	Cominar REIT	1,409,171	18,942
	MacDonald Dettwiler & Associates Ltd.	310,949	18,436
^	Allied Properties REIT	659,835	18,375
*	Kinross Gold Corp.	9,779,003	17,945

	Quebecor Inc. Class B	727,751	17,211
^	Dream Office REIT	930,146	16,877
	TransForce Inc.	866,755	16,562
	Toromont Industries Ltd.	580,960	16,245
	Gibson Energy Inc.	1,067,522	15,737
	Yamana Gold Inc.	7,944,356	15,733
	Aimia Inc.	1,443,054	15,602
^	Baytex Energy Corp.	1,777,357	15,302
	TransAlta Corp.	2,410,933	15,282
	Tahoe Resources Inc.	1,858,925	15,123
*,^ Seven Generations Energy Ltd. Class A		1,327,236	14,918
^	Boardwalk REIT	338,854	14,913
	Capital Power Corp.	868,993	14,545
*	Celestica Inc.	1,083,466	14,514
^	Home Capital Group Inc. Class B	591,014	14,384
*,^ Detour Gold Corp.		1,469,616	14,260
*	MEG Energy Corp.	1,305,090	13,990
	Chartwell Retirement Residences	1,478,013	13,516
	Canadian Western Bank	700,474	13,176
	Precision Drilling Corp.	2,537,983	12,905
	HudBay Minerals Inc.	1,996,175	12,867
	ShawCor Ltd.	539,562	12,682
*	Canfor Corp.	695,795	12,657
	Stella-Jones Inc.	363,758	12,346
	Granite REIT	400,655	12,343
^	TMX Group Ltd.	325,582	12,253
^	Parkland Fuel Corp.	670,732	12,216
	Maple Leaf Foods Inc.	696,588	12,085
	Algonquin Power & Utilities Corp.	1,614,539	11,826
^	Artis REIT	1,160,749	11,680
*	Colliers International Group Inc.	279,151	11,630
	Westshore Terminals Investment Corp.	515,969	11,398
^	Enerplus Corp.	1,736,838	11,036
	RONA Inc.	931,314	10,916
	First Capital Realty Inc.	759,839	10,754
	Cott Corp.	939,225	10,578
	Jean Coutu Group PJC Inc. Class A	640,457	10,093
^	Emera Inc.	300,656	10,028
^	Mullen Group Ltd.	677,682	9,892
*	Raging River Exploration Inc.	1,599,506	9,674
*	New Gold Inc.	4,363,744	9,643
^	Superior Plus Corp.	1,091,188	9,420
	Secure Energy Services Inc.	1,128,747	9,347
	Laurentian Bank of Canada	244,899	9,265
	Dominion Diamond Corp.	730,547	9,094
	Osisko Gold Royalties Ltd.	816,043	9,016
	Pason Systems Inc.	573,720	8,690
	Ensign Energy Services Inc.	1,100,880	8,527
*,^ B2Gold Corp.		7,828,260	8,500
	North West Co. Inc.	403,823	8,494
*	ATS Automation Tooling Systems Inc.	681,448	8,415
*	Parex Resources Inc.	1,269,593	8,397
	FirstService Corp.	280,285	8,379
^	Northland Power Inc.	665,075	8,131
^	Genworth MI Canada Inc.	341,799	8,089
*	Advantage Oil & Gas Ltd.	1,461,947	7,981
^	Manitoba Telecom Services Inc.	349,720	7,757

^	Canadian Energy Services & Technology Corp.	1,572,102	7,753
	Russel Metals Inc.	515,769	7,651
*,^ Pacific Rubiales Energy Corp.		2,728,975	7,616
	Pan American Silver Corp.	1,205,191	7,510
^	Corus Entertainment Inc. Class B	698,967	7,509
^	Pengrowth Energy Corp.	4,577,874	7,316
^	TORC Oil & Gas Ltd.	1,348,091	7,277
*	Great Canadian Gaming Corp.	428,409	7,242
*	Paramount Resources Ltd. Class A	468,207	7,053
*	Alamos Gold Inc.	2,160,007	7,019
^	Norbord Inc.	361,666	7,016
	Innergex Renewable Energy Inc.	831,594	6,823
	Centerra Gold Inc.	1,361,979	6,811
^	Bonavista Energy Corp.	1,816,617	6,806
*,^ Sierra Wireless Inc.		266,091	6,541
	Brookfield Asset Management Inc. Class A (New York Shares)	187,500	6,531
	Enerflex Ltd.	683,269	6,368
*	Kelt Exploration Ltd.	1,152,928	6,356
^	Just Energy Group Inc.	1,136,196	6,116
*,^ NovaGold Resources Inc.		1,981,986	6,062
	Martinrea International Inc.	584,719	6,036
	Transcontinental Inc. Class A	536,344	6,032
^	Penn West Petroleum Ltd.	4,263,664	5,835
	Nevsun Resources Ltd.	1,761,143	5,656
*	Torex Gold Resources Inc.	6,535,755	5,597
^	Bank of Montreal (New York Shares)	97,876	5,468
*	SEMAFO Inc.	2,505,206	5,459
	Dorel Industries Inc. Class B	213,642	5,448
*	NuVista Energy Ltd.	1,284,668	5,177
^	Extendicare Inc.	771,422	5,090
	Cogeco Cable Inc.	90,451	5,062
*,^ IAMGOLD Corp.		3,319,069	5,050
	OceanaGold Corp.	2,552,319	4,410
*	Crew Energy Inc.	1,196,253	4,390
*	Bankers Petroleum Ltd.	2,244,263	4,376
^	Bonterra Energy Corp.	235,735	4,344
^	Canaccord Genuity Group Inc.	794,795	4,290
*,^ Pretium Resources Inc.		851,229	4,250
^	Northern Property REIT	260,389	4,247
*	Birchcliff Energy Ltd.	925,760	4,190
*	Alacer Gold Corp.	1,929,545	3,954
	Aecon Group Inc.	462,583	3,884
*,^ Silver Standard Resources Inc.		668,385	3,843
	Barrick Gold Corp. (New York Shares)	542,335	3,829
^	AutoCanada Inc.	146,496	3,760
*,^ Avigilon Corp.		304,311	3,707
	Morguard REIT	290,647	3,651
*,^ Athabasca Oil Corp.		3,134,338	3,619
^	Dundee Corp. Class A	418,966	3,521
	AGF Management Ltd. Class B	754,973	3,446
*	Primero Mining Corp.	1,309,766	3,395
^	Black Diamond Group Ltd.	315,228	3,338
^	Surge Energy Inc.	1,796,196	3,255
*,^ DREAM Unlimited Corp. Class A		424,344	3,118
	Cascades Inc.	532,032	3,104
*,^ First Majestic Silver Corp.		995,175	3,051
*,^ Bellatrix Exploration Ltd.		1,557,912	3,049

^	Trinidad Drilling Ltd.	1,207,618	3,001
*	Gran Tierra Energy Inc.	1,352,643	2,976
	InnVest REIT	753,858	2,882
*,^ China Gold International Resources Corp. Ltd.		2,055,925	2,814
	Calfrac Well Services Ltd.	611,694	2,788
^	Trican Well Service Ltd.	1,253,075	2,692
^	Sherritt International Corp.	2,498,769	2,560
	Major Drilling Group International Inc.	700,993	2,455
*	Capstone Mining Corp.	3,212,460	2,260
	Torstar Corp. Class B	647,281	2,163
^	First National Financial Corp.	150,614	2,117
*,^ Imperial Metals Corp.		345,017	2,110
*,^ Denison Mines Corp.		4,002,010	2,081
*	Gran Tierra Energy Inc. (Toronto Shares)	922,818	2,039
^	Trilogy Energy Corp.	564,934	1,987
^	Sprott Inc.	1,160,646	1,864
^	GMP Capital Inc.	366,914	1,442
^	Canexus Corp.	1,377,413	1,222
^	Bombardier Inc. Class A	440,306	589
*	AuRico Metals Inc.	879,821	350
*,^ Imperial Metals Corp. Rights Exp. 08/20/2015		345,017	5
*,^ Great Basin Gold Ltd.		2,279,068	2
*	Poseidon Concepts Corp.	320,721	1
			11,234,178
Chile (0.2%)
	Enersis SA	141,419,732	42,594
	Empresas COPEC SA	3,244,733	32,465
	Empresa Nacional de Electricidad SA	23,151,776	31,574
	SACI Falabella	4,087,807	26,607
	Empresas CMPC SA	9,516,081	25,360
	Banco Santander Chile	442,565,915	22,292
	Banco de Chile	204,979,586	21,945
	Cencosud SA	9,958,529	21,300
*	Latam Airlines Group SA (Santiago Shares)	2,629,301	16,542
	Banco de Credito e Inversiones	367,546	16,173
	Colbun SA	60,244,640	16,082
	Corpbanca SA	1,381,699,225	14,092
	Cia Cervecerias Unidas SA	1,278,762	13,503
	Aguas Andinas SA Class A	24,541,765	12,986
	AES Gener SA	21,533,669	11,522
	Empresa Nacional de Telecomunicaciones SA	941,565	9,730
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	595,774	8,120
	Enersis SA ADR	536,651	8,109
	Empresa Nacional de Electricidad SA ADR	195,715	8,054
	Parque Arauco SA	4,348,812	8,007
	Vina Concha y Toro SA	4,711,580	7,491
	SONDA SA	3,955,579	7,255
	E.CL SA	4,670,982	6,340
	Embotelladora Andina SA Preference Shares	2,044,229	5,808
	Inversiones Aguas Metropolitanas SA	3,660,411	5,277
	Banco Santander Chile ADR	229,722	4,638
	Administradora de Fondos de Pensiones Habitat SA	2,657,270	3,422
*	Cia Sud Americana de Vapores SA	109,423,611	3,233
	Inversiones La Construccion SA	282,349	3,078
	Ripley Corp. SA	8,199,073	2,798
	Sociedad Quimica y Minera de Chile SA ADR	191,723	2,590
	Forus SA	800,687	2,338

	Coca-Cola Embonor SA Preference Shares Class B	1,236,251	1,907
	Salfacorp SA	3,112,644	1,902
	CAP SA	689,561	1,852
*	Latam Airlines Group SA	217,064	1,019
*	Latam Airlines Group SA ADR	73,423	455
			428,460
China (4.6%)
	Tencent Holdings Ltd.	45,929,975	855,508
	China Construction Bank Corp.	785,384,340	639,517
	China Mobile Ltd.	45,767,432	595,967
	Industrial & Commercial Bank of China Ltd.	619,306,760	425,386
	Bank of China Ltd.	646,997,306	353,574
	Ping An Insurance Group Co. of China Ltd.	42,900,900	245,761
	China Life Insurance Co. Ltd. Class H	63,970,000	234,479
	PetroChina Co. Ltd.	181,384,000	178,919
	CNOOC Ltd.	138,248,000	169,977
	China Petroleum & Chemical Corp.	219,340,400	165,598
	China Overseas Land & Investment Ltd.	33,081,680	104,240
	China Merchants Bank Co. Ltd.	39,515,622	101,861
	Agricultural Bank of China Ltd.	222,319,824	100,329
	China Pacific Insurance Group Co. Ltd.	22,190,238	92,653
	CITIC Ltd.	46,969,000	83,751
	China Telecom Corp. Ltd.	138,823,000	77,495
	China Unicom Hong Kong Ltd.	49,411,694	70,048
	Hengan International Group Co. Ltd.	6,279,500	70,027
	China Resources Land Ltd.	23,244,867	64,863
	China Minsheng Banking Corp. Ltd.	55,815,918	62,803
	Bank of Communications Co. Ltd.	69,238,150	60,821
	Lenovo Group Ltd.	55,246,000	59,834
	PICC Property & Casualty Co. Ltd.	28,106,484	58,435
	China Shenhua Energy Co. Ltd.	29,316,500	55,842
	CITIC Securities Co. Ltd.	19,667,000	53,507
	Haitong Securities Co. Ltd.	29,241,482	52,601
	China Communications Construction Co. Ltd.	38,121,944	48,628
	Belle International Holdings Ltd.	44,864,000	46,442
*	China CITIC Bank Corp. Ltd.	65,140,446	46,433
*	CRRC Corp. Ltd.	33,981,000	42,631
	China Resources Power Holdings Co. Ltd.	16,301,600	41,796
	ENN Energy Holdings Ltd.	6,242,000	41,447
*	China Taiping Insurance Holdings Co. Ltd.	12,640,826	37,491
	China Merchants Holdings International Co. Ltd.	10,190,000	37,115
	Fosun International Ltd.	17,450,500	36,466
	Huaneng Power International Inc.	28,948,000	35,166
	China Everbright International Ltd.	22,698,000	34,833
	China Cinda Asset Management Co. Ltd.	77,923,000	34,705
	Sinopharm Group Co. Ltd.	8,984,400	34,524
	China Resources Enterprise Ltd.	10,448,000	33,889
	Beijing Enterprises Holdings Ltd.	4,559,500	33,467
	CSPC Pharmaceutical Group Ltd.	36,067,579	32,926
	China Longyuan Power Group Corp. Ltd.	28,858,000	32,892
	Guangdong Investment Ltd.	23,924,000	32,358
	Anhui Conch Cement Co. Ltd.	10,344,000	32,042
	Brilliance China Automotive Holdings Ltd.	23,558,000	31,081
*,^ Alibaba Pictures Group Ltd.		108,050,000	31,023
^	Evergrande Real Estate Group Ltd.	46,988,883	30,966
	New China Life Insurance Co. Ltd.	6,949,867	29,762
	Zhuzhou CSR Times Electric Co. Ltd.	4,334,000	29,274

	Great Wall Motor Co. Ltd.	8,855,000	29,250
	Dongfeng Motor Group Co. Ltd.	25,096,000	28,895
2	China Galaxy Securities Co. Ltd.	31,920,500	28,569
2	People's Insurance Co. Group of China Ltd.	55,005,000	28,349
	Sino Biopharmaceutical Ltd.	24,172,000	28,005
	China Railway Group Ltd.	32,920,000	27,888
^	China Vanke Co. Ltd.	11,255,974	26,689
*,^ Byd Co. Ltd.		5,889,758	25,950
	Beijing Enterprises Water Group Ltd.	34,376,000	25,555
	Shenzhou International Group Holdings Ltd.	4,827,000	25,356
	Haier Electronics Group Co. Ltd.	10,461,000	24,505
	Country Garden Holdings Co. Ltd.	61,869,962	24,164
	China Gas Holdings Ltd.	13,782,000	24,105
2	CGN Power Co. Ltd.	54,313,000	23,737
*,^ Hanergy Thin Film Power Group Ltd.		84,704,000	23,717
	Kunlun Energy Co. Ltd.	24,326,300	23,103
2	Dalian Wanda Commercial Properties Co. Ltd.	3,137,200	22,707
	Sino-Ocean Land Holdings Ltd.	31,432,000	21,460
	China State Construction International Holdings Ltd.	13,819,442	21,387
	Far East Horizon Ltd.	22,822,598	21,243
	China Railway Construction Corp. Ltd.	16,330,300	21,039
*,2 Huatai Securities Co. Ltd.		9,652,099	20,618
	ANTA Sports Products Ltd.	7,631,000	19,607
	Shimao Property Holdings Ltd.	10,865,000	19,429
	China Oilfield Services Ltd.	15,702,000	19,191
^	Kingsoft Corp. Ltd.	7,115,000	18,900
	COSCO Pacific Ltd.	14,514,000	18,887
	China National Building Material Co. Ltd.	24,900,000	18,757
*	GCL-Poly Energy Holdings Ltd.	89,328,000	18,066
	Longfor Properties Co. Ltd.	12,419,500	17,689
	China Everbright Ltd.	7,324,000	17,600
	Tsingtao Brewery Co. Ltd.	3,260,000	17,445
	China Resources Gas Group Ltd.	5,711,000	17,372
*	Alibaba Health Information Technology Ltd.	18,768,000	17,360
	GOME Electrical Appliances Holding Ltd.	99,102,612	17,127
	Chongqing Rural Commercial Bank Co. Ltd.	23,861,000	16,996
	Geely Automobile Holdings Ltd.	40,475,000	16,993
^	China Huishan Dairy Holdings Co. Ltd.	55,031,368	16,598
	China Power International Development Ltd.	23,280,000	16,395
	AviChina Industry & Technology Co. Ltd.	19,472,000	16,201
	Chongqing Changan Automobile Co. Ltd. Class B	7,394,990	15,662
	China Everbright Bank Co. Ltd.	28,186,231	15,661
	Jiangxi Copper Co. Ltd.	11,477,000	15,474
	Air China Ltd.	15,488,000	15,465
	Shenzhen International Holdings Ltd.	9,210,250	15,174
	Huaneng Renewables Corp. Ltd.	35,454,000	15,155
	Guangzhou Automobile Group Co. Ltd.	18,755,883	15,035
	China Southern Airlines Co. Ltd.	15,082,000	14,898
^	Shanghai Electric Group Co. Ltd.	24,036,000	14,756
	Zhejiang Expressway Co. Ltd.	12,586,000	14,471
	Shanghai Pharmaceuticals Holding Co. Ltd.	6,130,747	14,436
	Huadian Power International Corp. Ltd.	14,116,000	14,208
	ZTE Corp.	6,391,177	14,154
	Sunac China Holdings Ltd.	15,615,000	13,879
	Zijin Mining Group Co. Ltd.	50,919,000	13,725
	Beijing Capital International Airport Co. Ltd.	13,072,000	13,458
	Jiangsu Expressway Co. Ltd.	10,310,000	12,822

	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	4,413,321	12,762
	Skyworth Digital Holdings Ltd.	16,061,000	12,338
	Weichai Power Co. Ltd.	8,247,120	12,314
*	Sinopec Shanghai Petrochemical Co. Ltd.	30,241,000	12,164
*	Aluminum Corp. of China Ltd.	34,303,470	11,884
*,^ CAR Inc.		6,083,753	11,844
*	Luye Pharma Group Ltd.	11,231,000	11,693
	Shanghai Industrial Holdings Ltd.	3,933,000	11,517
^	China Coal Energy Co. Ltd.	23,020,000	11,251
*	China Traditional Chinese Medicine Co. Ltd.	14,948,000	11,243
*	China Eastern Airlines Corp. Ltd.	13,746,000	11,106
*,^ China COSCO Holdings Co. Ltd.		21,808,000	11,084
*,^ Tech Pro Technology Development Ltd.		10,398,400	10,860
^	Sunny Optical Technology Group Co. Ltd.	5,572,000	10,786
	Datang International Power Generation Co. Ltd.	24,748,000	10,736
	Yuexiu Property Co. Ltd.	54,127,536	10,627
	China International Marine Containers Group Co. Ltd.	5,043,253	10,612
	TravelSky Technology Ltd.	8,671,000	10,510
*,^ Renhe Commercial Holdings Co. Ltd.		136,223,452	10,500
^	Intime Retail Group Co. Ltd.	9,370,500	10,463
	Nine Dragons Paper Holdings Ltd.	13,970,669	10,297
*	China Shipping Container Lines Co. Ltd.	32,575,000	10,162
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	3,429,500	10,145
	China Communications Services Corp. Ltd.	22,537,600	10,145
	Haitian International Holdings Ltd.	4,908,000	10,139
	Shandong Weigao Group Medical Polymer Co. Ltd.	15,128,000	10,118
	Huadian Fuxin Energy Corp. Ltd.	22,940,014	9,964
	Sinotrans Ltd.	16,193,000	9,901
	Shenzhen Investment Ltd.	25,705,823	9,856
^	Yanzhou Coal Mining Co. Ltd.	17,094,954	9,779
	China Medical System Holdings Ltd.	7,297,500	9,691
	SFS Group AG	136,812	9,674
	Kingboard Chemical Holdings Ltd.	5,740,900	9,617
	Franshion Properties China Ltd.	28,902,000	9,322
*,^ China Shanshui Cement Group Ltd.		11,479,000	9,314
*,2 Legend Holdings Corp.		2,059,900	9,300
	Inner Mongolia Yitai Coal Co. Ltd. Class B	8,826,294	9,051
	SOHO China Ltd.	13,984,500	8,814
*	PAX Global Technology Ltd.	5,434,000	8,670
	China Resources Cement Holdings Ltd.	16,389,845	8,529
*	Guangzhou R&F Properties Co. Ltd.	8,549,600	8,507
^	Tong Ren Tang Technologies Co. Ltd.	5,402,000	8,397
	Metallurgical Corp. of China Ltd.	25,179,063	8,358
*	China Agri-Industries Holdings Ltd.	17,973,400	7,784
2	Sinopec Engineering Group Co. Ltd.	9,339,500	7,646
	Lee & Man Paper Manufacturing Ltd.	12,218,000	7,505
	BBMG Corp.	9,770,000	7,440
*	China High Speed Transmission Equipment Group Co. Ltd.	9,091,000	7,374
^	KWG Property Holding Ltd.	9,857,500	7,362
^	China Molybdenum Co. Ltd.	11,087,000	7,216
*	Lao Feng Xiang Co. Ltd. Class B	1,737,603	6,977
^	Kingdee International Software Group Co. Ltd.	16,221,600	6,968
	Xinjiang Goldwind Science & Technology Co. Ltd.	3,604,000	6,932
*,^ Shunfeng International Clean Energy Ltd.		19,042,000	6,875
2	Shengjing Bank Co. Ltd.	6,111,758	6,825
	Digital China Holdings Ltd.	6,869,000	6,798
	Agile Property Holdings Ltd.	11,767,500	6,753

^	China Shipping Development Co. Ltd.	10,948,000	6,614
*	Greentown China Holdings Ltd.	6,625,500	6,513
*,^ CT Environmental Group Ltd.		18,264,000	6,391
	Jiangsu Future Land Co. Ltd. Class B	3,691,800	6,376
2	Cosmo Lady China Holdings Co. Ltd.	5,936,871	6,366
^	China South City Holdings Ltd.	21,322,000	6,314
^	China Lesso Group Holdings Ltd.	8,052,000	6,312
	China Dongxiang Group Co. Ltd.	24,420,000	6,216
^	China Hongqiao Group Ltd.	8,342,575	6,202
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	11,518,822	6,156
	Huishang Bank Corp. Ltd.	12,779,665	6,082
	Beijing Jingneng Clean Energy Co. Ltd.	18,076,000	6,065
^	China Modern Dairy Holdings Ltd.	18,559,000	6,043
	Poly Property Group Co. Ltd.	15,584,000	5,847
*,^ Li Ning Co. Ltd.		11,730,727	5,811
^	Golden Eagle Retail Group Ltd.	4,698,000	5,806
	CSG Holding Co. Ltd. Class B	6,450,563	5,799
^	Hua Han Bio-Pharmaceutical Holdings Ltd.	38,486,792	5,796
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	1,794,147	5,773
*,^ Sinopec Oilfield Service Corp.		18,160,000	5,710
	Guangshen Railway Co. Ltd.	11,818,000	5,654
	Wasion Group Holdings Ltd.	4,262,000	5,616
*	BYD Electronic International Co. Ltd.	6,719,500	5,605
*	FDG Electric Vehicles Ltd.	85,300,000	5,573
^	NetDragon Websoft Inc.	1,930,008	5,427
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	1,929,721	5,373
*,^ GF Securities Co. Ltd.		2,767,800	5,366
^	Sinopec Kantons Holdings Ltd.	8,382,000	5,332
	China BlueChemical Ltd.	16,076,000	5,208
^	China Zhongwang Holdings Ltd.	12,172,295	5,201
	Coolpad Group Ltd.	23,220,000	5,192
^	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	1,898,000	5,166
*,^ Chinasoft International Ltd.		13,852,000	5,145
^	Greatview Aseptic Packaging Co. Ltd.	8,766,000	5,121
^	CIFI Holdings Group Co. Ltd.	24,092,000	5,099
	Dazhong Transportation Group Co. Ltd. Class B	4,638,704	5,010
	Xinhua Winshare Publishing and Media Co. Ltd.	5,620,000	4,998
2	BAIC Motor Corp. Ltd.	5,426,100	4,782
*	Hopson Development Holdings Ltd.	5,376,000	4,745
	Guangdong Electric Power Development Co. Ltd. Class B	6,832,370	4,729
	Hangzhou Steam Turbine Co. Class B	2,286,336	4,716
^	Fufeng Group Ltd.	7,733,600	4,650
*	BOE Technology Group Co. Ltd. Class B	12,042,068	4,638
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	7,607,367	4,575
	Angang Steel Co. Ltd.	8,934,000	4,530
^	Phoenix Healthcare Group Co. Ltd.	2,776,069	4,524
	China Merchants Property Development Co. Ltd. Class B	1,544,424	4,461
*,2 Red Star Macalline Group Corp. Ltd.		2,987,313	4,424
*	AVIC International Holding HK Ltd.	31,448,000	4,389
	Weifu High-Technology Group Co. Ltd. Class B	1,180,829	4,344
	Shenzhen Expressway Co. Ltd.	5,852,000	4,325
^	Boer Power Holdings Ltd.	2,274,000	4,317
	Beijing Capital Land Ltd.	8,488,000	4,073
*	CITIC Resources Holdings Ltd.	20,392,600	3,957
	Kingboard Laminates Holdings Ltd.	8,965,000	3,942
^	China ZhengTong Auto Services Holdings Ltd.	7,322,500	3,927
^	China Conch Venture Holdings Ltd.	1,874,500	3,857

^	Yuexiu Transport Infrastructure Ltd.	5,818,000	3,833
^	Dongfang Electric Corp. Ltd.	2,928,400	3,771
	Shanghai Baosight Software Co. Ltd. Class B	995,370	3,748
*	SSY Group Ltd.	12,248,000	3,702
*,^ Carnival Group International Holdings Ltd.		24,531,556	3,674
	Anhui Gujing Distillery Co. Ltd. Class B	1,060,127	3,668
^	Harbin Electric Co. Ltd.	5,746,000	3,658
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	2,299,225	3,655
^	China Singyes Solar Technologies Holdings Ltd.	3,664,400	3,653
^	Bank of Chongqing Co. Ltd.	4,114,500	3,617
	China Lilang Ltd.	3,251,000	3,501
	Anhui Expressway Co. Ltd.	4,054,000	3,496
*,^ China Yurun Food Group Ltd.		11,854,413	3,495
	CIMC Enric Holdings Ltd.	5,026,000	3,495
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	1,738,713	3,470
	Luthai Textile Co. Ltd. Class B	2,443,450	3,448
^	Tibet 5100 Water Resources Holdings Ltd.	12,175,000	3,436
^	Shanghai Jin Jiang International Hotels Group Co. Ltd.	10,106,000	3,379
^	Zhaojin Mining Industry Co. Ltd.	7,142,000	3,336
	West China Cement Ltd.	18,294,000	3,285
*,^ Maanshan Iron & Steel Co. Ltd.		14,092,000	3,275
	Zhongsheng Group Holdings Ltd.	5,305,000	3,229
^	Baoxin Auto Group Ltd.	6,505,000	3,197
	Shanghai Bailian Group Co. Ltd. Class B	1,619,654	3,188
^	Dah Chong Hong Holdings Ltd.	7,130,000	3,151
^	Livzon Pharmaceutical Group Inc.	652,374	3,125
*	China Metal Recycling Holdings Ltd.	2,568,000	3,124
*,2 Tianhe Chemicals Group Ltd.		20,635,827	3,114
	XTEP International Holdings Ltd.	7,066,000	3,085
	China Shineway Pharmaceutical Group Ltd.	2,414,000	3,078
*	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	1,199,852	3,049
^	Phoenix Satellite Television Holdings Ltd.	11,822,000	3,046
*,^ China Foods Ltd.		6,602,000	3,039
^	Vinda International Holdings Ltd.	1,225,528	3,038
	Sichuan Expressway Co. Ltd.	8,058,000	3,036
	China Machinery Engineering Corp.	4,006,000	3,027
*	Concord New Energy Group Ltd.	47,550,000	3,021
*	China Oil & Gas Group Ltd.	33,046,000	3,015
*,^ Hi Sun Technology China Ltd.		14,766,000	2,968
*	Wumart Stores Inc.	4,799,000	2,964
	Tianjin Port Development Holdings Ltd.	14,302,000	2,948
^	China Water Affairs Group Ltd.	6,046,000	2,942
^	China Suntien Green Energy Corp. Ltd.	16,371,000	2,901
	Sinotruk Hong Kong Ltd.	5,552,000	2,881
^	China Overseas Grand Oceans Group Ltd.	6,922,500	2,802
*,^ North Mining Shares Co. Ltd.		85,160,000	2,800
	Tianjin Development Holdings Ltd.	3,388,000	2,797
	Lonking Holdings Ltd.	17,514,000	2,773
	China National Accord Medicines Corp. Ltd. Class B	500,068	2,772
	Shandong Chenming Paper Holdings Ltd. Class B	4,441,695	2,757
*,^ China All Access Holdings Ltd.		7,444,000	2,741
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	3,672,000	2,695
^	China Fiber Optic Network System Group Ltd.	12,939,600	2,684
	Shanghai Haixin Group Co. Class B	3,941,094	2,680
*,^ China Datang Corp. Renewable Power Co. Ltd.		20,427,000	2,672
^	Dongjiang Environmental Co. Ltd.	1,596,200	2,671
*,2 Hua Hong Semiconductor Ltd.		2,725,000	2,664

^	Dalian Port PDA Co. Ltd.	7,764,000	2,660
*	Huadian Energy Co. Ltd. Class B	3,947,034	2,654
	Dongyue Group Ltd.	9,588,000	2,631
	C C Land Holdings Ltd.	10,376,000	2,622
*	Glorious Property Holdings Ltd.	21,061,000	2,617
^	Yashili International Holdings Ltd.	9,015,000	2,613
*,^ V1 Group Ltd.		29,978,000	2,606
	Shanghai Diesel Engine Co. Ltd. Class B	3,209,560	2,580
^	COSCO International Holdings Ltd.	4,512,000	2,578
*	Lifetech Scientific Corp.	14,841,944	2,570
	Sinofert Holdings Ltd.	15,372,000	2,540
	Jiangling Motors Corp. Ltd. Class B	687,977	2,528
	Central China Securities Co. Ltd.	4,273,489	2,522
*,^ Chaowei Power Holdings Ltd.		4,511,000	2,453
*	Tianneng Power International Ltd.	5,212,000	2,413
	China Power New Energy Development Co. Ltd.	35,820,000	2,386
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	961,911	2,380
^	Wisdom Holdings Group	4,577,000	2,379
	Xiamen International Port Co. Ltd.	7,760,000	2,364
*	China SCE Property Holdings Ltd.	10,199,000	2,328
^	Bosideng International Holdings Ltd.	23,334,000	2,303
^	Sinotrans Shipping Ltd.	10,228,500	2,295
^	Biostime International Holdings Ltd.	1,220,000	2,286
^	First Tractor Co. Ltd.	3,390,000	2,283
	Hengdeli Holdings Ltd.	15,699,600	2,275
^	Texhong Textile Group Ltd.	2,195,500	2,240
	Beijing North Star Co. Ltd.	6,594,000	2,237
	Double Coin Holdings Ltd. Class B	2,023,200	2,222
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	3,351,000	2,219
*,^ China Lumena New Materials Corp.		13,488,000	2,175
^	TCL Multimedia Technology Holdings Ltd.	4,220,000	2,166
	Huangshan Tourism Development Co. Ltd. Class B	1,206,500	2,160
^	Bloomage BioTechnology Corp. Ltd.	1,195,000	2,153
^	361 Degrees International Ltd.	6,152,000	2,153
	China Fangda Group Co. Ltd. Class B	2,594,290	2,150
	China National Materials Co. Ltd.	9,405,000	2,118
*	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	1,502,548	2,102
*	China Tian Lun Gas Holdings Ltd.	2,308,500	2,098
*,^ Lianhua Supermarket Holdings Co. Ltd.		3,925,000	2,082
*	Shang Gong Group Co. Ltd. Class B	2,073,296	2,056
^	Powerlong Real Estate Holdings Ltd.	10,738,000	2,028
^	Shanghai Industrial Urban Development Group Ltd.	9,956,000	2,020
	Foshan Electrical and Lighting Co. Ltd. Class B	2,465,656	2,017
*	Kama Co. Ltd. Class B	2,041,000	2,016
*,^ China Precious Metal Resources Holdings Co. Ltd.		34,252,000	1,976
*	Mingfa Group International Co. Ltd.	7,917,000	1,937
*,^ China Resources and Transportation Group Ltd.		129,000,000	1,916
	Qingling Motors Co. Ltd.	5,926,000	1,901
	Peak Sport Products Co. Ltd.	7,667,000	1,859
	NVC Lighting Holding Ltd.	8,187,000	1,859
*	China Huiyuan Juice Group Ltd.	4,982,000	1,851
	Ajisen China Holdings Ltd.	3,965,000	1,823
	Weiqiao Textile Co.	3,474,500	1,810
^	Fantasia Holdings Group Co. Ltd.	12,978,000	1,784
*	Shougang Concord International Enterprises Co. Ltd.	33,472,000	1,779
^	Poly Culture Group Corp. Ltd.	710,386	1,766
	China Merchants Land Ltd.	9,450,000	1,761

^	Comba Telecom Systems Holdings Ltd.	7,339,219	1,749
*	Eastern Communications Co. Ltd. Class B	2,394,600	1,739
	Hubei Sanonda Co. Ltd. Class B	1,915,900	1,729
^	CPMC Holdings Ltd.	3,121,000	1,726
*,2 Kangda International Environmental Co. Ltd.		4,378,891	1,689
*,^ Sinolink Worldwide Holdings Ltd.		15,824,000	1,682
*	Shenzhen Chiwan Petroleum Class B	756,136	1,681
^	Real Nutriceutical Group Ltd.	6,887,000	1,677
*,^ PW Medtech Group Ltd.		5,805,000	1,674
*	Foshan Huaxin Packaging Co. Ltd. Class B	1,362,902	1,670
^	Hilong Holding Ltd.	6,343,000	1,633
	Xingda International Holdings Ltd.	6,597,000	1,608
	Tianjin Capital Environmental Protection Group Co. Ltd.	2,540,000	1,576
^	Shenguan Holdings Group Ltd.	7,906,000	1,570
^	Changshouhua Food Co. Ltd.	2,403,000	1,565
*,^ Sany Heavy Equipment International Holdings Co. Ltd.		7,121,000	1,556
	Shanghai Highly Group Co. Ltd. Class B	2,207,300	1,549
	Landing International Development Ltd.	32,440,500	1,533
*	INESA Electron Co. Ltd. Class B	1,951,173	1,514
*	MIE Holdings Corp.	10,072,000	1,505
^	Welling Holding Ltd.	7,039,200	1,402
	Chongqing Machinery & Electric Co. Ltd.	8,726,000	1,376
	Huaxin Cement Co. Ltd. Class B	1,770,629	1,368
*,^ China Public Procurement Ltd.		63,964,000	1,343
	Bengang Steel Plates Co. Ltd. Class B	3,176,272	1,306
*	Jinshan Development & Construction Co. Ltd. Class B	1,433,100	1,300
	Guangdong Provincial Expressway Development Co. Ltd. Class B	2,552,300	1,284
^	Tiangong International Co. Ltd.	11,646,000	1,256
	Shandong Chenming Paper Holdings Ltd.	2,473,000	1,214
*,^ China Rare Earth Holdings Ltd.		10,956,400	1,212
*,^ China Dynamics Holdings Ltd.		21,000,000	1,198
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	1,927,901	1,192
*	Chengde Nanjiang Co. Ltd. Class B	3,182,875	1,187
^	Yuanda China Holdings Ltd.	19,078,000	1,170
*	Shanghai Potevio Co. Ltd. Class B	1,028,700	1,136
	Maoye International Holdings Ltd.	7,372,000	1,093
*	EverChina International Holdings Co. Ltd.	29,530,000	1,047
	Jinzhou Port Co. Ltd. Class B	1,649,054	983
	HNA Infrastructure Company Ltd.	992,000	980
*	O-Net Communications Group Ltd.	3,788,000	961
^	Hydoo International Holding Ltd.	7,544,000	955
^	Daphne International Holdings Ltd.	4,816,000	953
	Minmetals Land Ltd.	8,850,000	953
*	SRE Group Ltd.	17,190,000	881
*	Synertone Communication Corp.	27,592,000	836
*	Anxin-China Holdings Ltd.	16,568,000	823
*	Chongqing Iron & Steel Co. Ltd.	4,228,000	795
*	China Automation Group Ltd.	6,241,000	784
*	Fiyta Holdings Ltd. Class B	710,020	766
	Changchai Co. Ltd. Class B	1,128,300	763
*	Global Bio-Chem Technology Group Co. Ltd.	13,684,000	747
*,^ Xinjiang Xinxin Mining Industry Co. Ltd.		5,406,000	729
	Hefei Meiling Co. Ltd. Class B	1,070,300	728
*	Shenzhen International Enterprise Co. Ltd. Class B	529,380	700
*	Boshiwa International Holding Ltd.	2,777,000	602
	Dalian Refrigeration Co. Ltd. Class B	514,500	532
*	China ITS Holdings Co. Ltd.	3,856,000	514

*	China Vanadium Titano - Magnetite Mining Co. Ltd.	6,914,000	425
*	Hidili Industry International Development Ltd.	5,777,000	387
*	Chigo Holding Ltd.	19,276,000	377
*	Daqing Dairy Holdings Ltd.	1,578,000	342
*	Titan Petrochemicals Group Ltd.	10,180,000	323
*,^ Winsway Enterprises Holdings Ltd.		10,916,000	319
*,^ Dynasty Fine Wines Group Ltd.		1,342,000	249
*	Real Gold Mining Ltd.	1,345,000	145
*	Trony Solar Holdings Co. Ltd.	1,562,000	127
*	HKC Holdings Ltd. Warrants Exp. 10/17/2015	1,793,400	10
			8,240,139
Colombia (0.1%)
	Bancolombia SA ADR	965,968	37,286
	Grupo de Inversiones Suramericana SA	2,027,541	26,048
	Ecopetrol SA	27,580,267	15,418
	Almacenes Exito SA	1,936,975	14,326
	Corp Financiera Colombiana SA	919,644	12,070
	Grupo Aval Acciones y Valores Preference Shares	27,885,165	12,006
	Cementos Argos SA	3,374,408	11,564
	Grupo de Inversiones Suramericana SA Preference Shares	781,079	9,926
^	Ecopetrol SA ADR	743,583	8,395
	Banco Davivienda SA Preference Shares	835,598	7,683
	Isagen SA ESP	7,129,075	7,253
	Interconexion Electrica SA ESP	2,820,219	6,933
*	Cemex Latam Holdings SA	1,448,521	6,358
	Celsia SA ESP	2,509,885	3,652
*	Avianca Holdings SA Preference Shares	2,905,693	3,148
	Grupo Aval Acciones y Valores SA ADR	249,000	2,154
			184,220
Czech Republic (0.0%)
^	CEZ AS	1,377,237	33,377
	Komercni banka as	129,766	29,017
	Philip Morris CR AS	4,592	1,996
			64,390
Denmark (1.3%)
	Novo Nordisk A/S Class B	15,863,396	936,640
	Danske Bank A/S	6,763,356	210,963
	Pandora A/S	957,969	107,656
	Vestas Wind Systems A/S	1,910,513	104,354
	Novozymes A/S	1,918,007	100,007
	AP Moeller - Maersk A/S Class B	56,308	95,856
	Carlsberg A/S Class B	910,916	79,308
	AP Moeller - Maersk A/S Class A	38,626	63,748
	Coloplast A/S Class B	862,571	62,189
	TDC A/S	6,873,796	51,843
	DSV A/S	1,437,087	49,106
	ISS A/S	1,385,634	47,690
*	Genmab A/S	456,236	42,902
	Chr Hansen Holding A/S	752,929	41,517
*	Jyske Bank A/S	610,211	31,827
	GN Store Nord A/S	1,316,850	26,734
	Sydbank A/S	629,275	23,774
^	Tryg A/S	983,712	19,834
^	FLSmidth & Co. A/S	423,205	18,921
*	Topdanmark A/S	652,315	17,994
*	William Demant Holding A/S	203,541	15,495

	SimCorp A/S	289,175	12,318
*	H Lundbeck A/S	513,123	12,127
*	Royal Unibrew A/S	348,099	11,362
	NKT Holding A/S	202,060	11,317
	Spar Nord Bank A/S	689,235	8,098
	Rockwool International A/S Class B	53,816	8,014
*	Bavarian Nordic A/S	161,489	7,617
	Dfds A/S	55,281	7,588
	Matas A/S	302,371	6,230
	ALK-Abello A/S	48,301	5,909
*,^ Ambu A/S Class B		205,887	5,620
	Schouw & Co.	100,372	5,452
	Alm Brand A/S	552,840	3,564
	Solar A/S Class B	46,430	2,535
*,^ Bang & Olufsen A/S		252,471	2,341
*,^ D/S Norden A/S		74,571	1,953
*	Amagerbanken A/S	537,565	—
*	OW Bunker A/S	129,331	—
			2,260,403
Egypt (0.1%)
	Commercial International Bank Egypt SAE	7,102,856	51,170
	Talaat Moustafa Group	8,605,856	9,001
*	Orascom Construction Ltd.	497,342	6,366
*	Egyptian Financial Group-Hermes Holding Co.	4,512,474	6,207
*	Global Telecom Holding SAE GDR	3,712,229	6,125
	Juhayna Food Industries	4,285,896	4,620
	Egypt Kuwait Holding Co. SAE	6,845,761	4,313
*	ElSewedy Electric Co.	593,489	3,528
*	Medinet Nasr Housing	964,437	3,083
	Telecom Egypt Co.	2,893,469	2,953
*	Six of October Development & Investment	2,044,294	2,786
*	Palm Hills Developments SAE	8,601,810	2,757
*	Pioneers Holding for Financial Investments SAE	2,336,376	2,554
	Oriental Weavers	1,651,628	2,234
	Sidi Kerir Petrochemicals Co.	1,159,232	1,944
	Heliopolis Co. for Housing and Construction SAE	246,071	1,581
*	Orascom Telecom Media And Technology Holding SAE	13,896,489	1,544
*	Ezz Steel	1,381,801	1,475
	Amer Group Holding	8,302,600	1,135
*	Orascom Telecom Media And Technology Holding SAE GDR	1,591,123	1,130
*	South Valley Cement	1,639,755	1,011
*	Global Telecom Holding SAE	2,989,569	985
*	Egyptian Resorts Co.	6,572,106	948
*	Citadel Capital SAE	3,178,807	804
	Arab Cotton Ginning	1,901,986	764
*	Abu Dhabi Islamic Bank	514,865	424
	Egyptian Financial & Industrial Co.	501,419	417
*	Maridive & Oil Services SAE	1,028,654	391
			122,250
Finland (0.7%)
	Nokia Oyj	32,194,349	227,080
	Sampo Oyj Class A	4,045,122	199,813
	Kone Oyj Class B	3,310,652	138,614
	UPM-Kymmene Oyj	4,572,891	84,277
	Fortum Oyj	3,834,109	67,369
	Wartsila OYJ Abp	1,341,319	61,612

	Stora Enso Oyj	4,956,577	46,538
	Elisa Oyj	1,366,664	46,040
	Orion Oyj Class B	861,534	35,930
^	Nokian Renkaat Oyj	1,147,900	34,468
	Huhtamaki Oyj	891,613	31,686
^	Metso Oyj	1,149,277	31,555
	Neste Oyj	1,109,329	30,884
	Amer Sports Oyj	1,009,696	29,368
	Kesko Oyj Class B	583,385	22,659
	Tieto Oyj	626,089	16,020
	Konecranes Oyj	502,531	15,539
	Metsa Board Oyj	1,894,476	13,481
	Valmet Oyj	1,129,161	13,331
	Cargotec Oyj Class B	360,202	12,498
	Caverion Corp.	1,056,365	10,735
^	Outotec Oyj	1,531,200	10,224
	Citycon Oyj	3,332,118	8,834
	Kemira Oyj	666,160	8,599
	Sponda Oyj	2,050,747	8,160
*,^ Outokumpu Oyj		1,711,093	7,910
	Uponor Oyj	460,738	7,296
^	YIT Oyj	1,098,153	6,594
*	Oriola-KD Oyj	1,074,702	5,244
	Raisio Oyj	1,006,193	4,583
	Ramirent Oyj	563,702	4,441
	Cramo Oyj	203,826	4,108
^	Sanoma Oyj	727,755	2,659
	F-Secure Oyj	533,688	1,647
*,^ Stockmann OYJ Abp Class B		209,421	1,535
*	Finnair Oyj	483,856	1,514
			1,252,845
France (6.2%)
	Sanofi	9,710,119	1,044,059
	TOTAL SA	17,690,493	876,726
	BNP Paribas SA	8,395,584	546,728
	AXA SA	16,560,007	436,056
	LVMH Moet Hennessy Louis Vuitton SE	2,152,959	403,063
	Airbus Group SE	4,763,369	337,988
	Schneider Electric SE	4,750,582	331,446
	Danone SA	4,790,496	324,357
	Societe Generale SA	6,209,589	304,865
	L'Oreal SA	1,510,436	282,285
	Air Liquide SA	2,161,427	281,098
	Vivendi SA	9,992,712	262,941
	Vinci SA	4,007,762	256,916
	Orange SA	15,483,391	254,132
	Engie	12,228,867	234,791
	Essilor International SA	1,712,633	219,206
	Pernod Ricard SA	1,687,832	202,323
	Cie de Saint-Gobain	3,886,474	184,097
	Safran SA	2,399,593	181,439
	Carrefour SA	4,734,558	162,711
	Cie Generale des Etablissements Michelin	1,609,216	157,796
	Legrand SA	2,282,668	140,459
	Renault SA	1,479,451	136,101
	Publicis Groupe SA	1,672,461	126,575
	Cap Gemini SA	1,299,844	124,183

Kering	640,287	123,441
Credit Agricole SA	7,055,431	111,026
Air Liquide SA (Prime de fidelite)	782,813	101,806
L'Oreal SA Loyalty Line	532,666	99,550
Christian Dior SE	445,729	92,296
* Alcatel-Lucent	23,799,435	90,200
Veolia Environnement SA	4,005,076	89,403
Valeo SA	668,212	89,110
Accor SA	1,730,221	84,995
Dassault Systemes	1,076,805	81,223
Hermes International	204,857	79,719
SES SA	2,547,530	78,869
Sodexo SA	783,886	73,122
Klepierre	1,527,517	69,476
* Peugeot SA	3,261,272	65,297
Ingenico Group	463,765	60,857
Thales SA	885,015	59,961
Bouygues SA	1,621,231	59,687
Natixis SA	8,057,150	59,147
Atos	755,268	57,563
Groupe Eurotunnel SE	3,966,880	57,011
* Alstom SA	1,858,990	54,629
Suez Environnement Co.	2,786,875	53,433
Technip SA	924,907	52,673
Bureau Veritas SA	2,210,038	51,668
Zodiac Aerospace	1,657,342	49,417
* Numericable-SFR SAS	879,616	48,042
Iliad SA	198,812	47,195
Bollore SA	8,448,548	46,749
SCOR SE	1,208,204	46,322
Arkema SA	581,695	45,301
Electricite de France SA	1,827,082	43,525
Edenred	1,734,826	43,286
Eutelsat Communications SA	1,414,540	43,100
STMicroelectronics NV	5,423,597	42,292
Societe BIC SA	232,641	39,880
Rexel SA	2,493,475	39,294
Gecina SA	292,769	37,437
Casino Guichard Perrachon SA	495,734	36,810
Teleperformance	491,758	36,490
Wendel SA	260,857	34,712
Aeroports de Paris	245,743	29,458
Lagardere SCA	967,788	28,930
Credit Agricole SA Loyalty Line	1,787,302	28,125
2 Euronext NV	600,948	27,422
Fonciere Des Regions	309,425	26,707
JCDecaux SA	673,662	25,803
Orpea	333,365	25,165
Eurofins Scientific SE	72,944	23,951
CNP Assurances	1,416,396	23,809
Eurazeo SA	353,107	22,939
ICADE	302,249	22,413
Imerys SA	295,919	22,284
Eiffage SA	353,223	21,237
Rubis SCA	292,083	20,990
Faurecia	523,669	20,113
Technicolor SA	2,489,077	19,706

	SEB SA	193,538	19,510
	Ipsen SA	300,229	19,283
^	Vallourec SA	1,017,070	16,689
	Societe Television Francaise 1	916,521	15,780
*	UBISOFT Entertainment	802,449	15,577
*,^ DBV Technologies SA		173,598	15,084
^	Remy Cointreau SA	205,898	14,647
	BioMerieux	121,127	14,057
	Plastic Omnium SA	486,137	13,674
2	Elior	638,857	12,575
	Havas SA	1,398,896	12,041
	Altran Technologies SA	1,013,631	11,955
	Euler Hermes Group	112,379	11,736
	Neopost SA	290,664	11,693
*	Nexans SA	284,133	11,556
	Korian SA	323,213	11,523
	Metropole Television SA	568,293	11,489
	Sartorius Stedim Biotech	34,711	10,837
	Sopra Steria Group	111,250	10,635
	Electricite de France SA Loyalty Line	416,343	9,918
	Alten SA	196,194	9,879
	Gaztransport Et Technigaz SA	160,415	9,792
	Vicat	130,362	9,702
	Saft Groupe SA	234,780	9,579
	Elis SA	563,703	9,324
	Nexity SA	206,841	9,116
	Virbac SA	37,654	8,932
*,^ Air France-KLM		1,245,578	8,909
	Mercialys SA	348,375	7,944
	IPSOS	292,387	7,326
*,^ CGG SA		1,451,320	7,284
^	Norbert Dentressangle SA	32,346	6,999
	Coface SA	692,315	6,831
*,^ Genfit		167,236	6,699
	Faiveley Transport SA	59,311	6,214
	Beneteau SA	337,755	5,742
^	Rallye SA	179,938	5,300
	Societe d'Edition de Canal &	583,667	5,115
*	Groupe Fnac	84,053	5,081
	Boiron SA	44,168	4,899
*,^ Eramet		74,283	4,897
	LISI	163,425	4,416
*	Etablissements Maurel et Prom	672,121	4,310
^	Vilmorin & Cie SA	51,310	4,263
	SEB SA Loyalty Line	39,123	3,944
	Tarkett SA	162,327	3,851
	Trigano SA	84,271	3,704
	FFP	44,684	3,502
^	Bourbon SA	221,254	3,440
	Bonduelle S.C.A.	105,258	3,020
*	Parrot SA	65,591	2,983
	Guerbet	44,971	2,896
*	GameLoft SE	604,519	2,877
*	Derichebourg SA	666,746	2,359
	Mersen	97,533	2,304
	Haulotte Group SA	109,806	2,071
	Jacquet Metal Service	110,034	2,054

*,^ Solocal Group		3,976,576	1,790
	GL Events	79,062	1,787
	Stallergenes SA	26,193	1,653
	MPI	572,591	1,650
	Assystem	83,548	1,649
	Albioma SA	87,779	1,458
	Manitou BF SA	74,703	1,448
*	Esso SA Francaise	20,012	1,401
*,^ SOITEC		1,403,227	1,140
	Union Financiere de France BQE SA	24,671	733
	Albioma SA Loyalty Line	42,824	711
			11,270,644
Germany (6.0%)
	Bayer AG	7,108,975	1,050,115
	Daimler AG	8,211,952	734,570
	Siemens AG	6,671,233	714,184
	BASF SE	7,935,806	684,850
	Allianz SE	3,914,049	641,675
	SAP SE	7,683,722	550,939
*	Deutsche Telekom AG	26,793,577	484,620
	Deutsche Bank AG	11,857,060	418,000
	Linde AG	1,590,395	300,761
	Bayerische Motoren Werke AG	2,794,598	280,549
	Volkswagen AG Preference Shares	1,319,789	264,502
	Deutsche Post AG	8,172,856	247,087
	Fresenius SE & Co. KGaA	3,370,513	232,602
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,230,931	226,482
	E.ON SE	15,942,760	210,376
	Continental AG	928,466	207,659
	Henkel AG & Co. KGaA Preference Shares	1,491,913	177,122
	Fresenius Medical Care AG & Co. KGaA	1,814,883	148,128
	Deutsche Boerse AG	1,582,266	143,759
	adidas AG	1,746,752	142,946
	Deutsche Annington Immobilien SE	3,896,807	121,772
*	Commerzbank AG	8,935,725	115,891
	Merck KGaA	1,110,610	113,014
	Infineon Technologies AG	9,651,272	108,208
	Henkel AG & Co. KGaA	1,007,392	101,720
	Porsche Automobil Holding SE Preference Shares	1,317,945	99,176
	ProSiebenSat.1 Media SE	1,835,309	93,996
	HeidelbergCement AG	1,211,775	92,454
	ThyssenKrupp AG	3,638,529	92,437
	RWE AG	4,157,559	86,601
	Brenntag AG	1,325,033	73,720
	Beiersdorf AG	857,937	73,356
	Deutsche Wohnen AG	2,884,969	71,391
	Symrise AG	1,045,190	69,569
	K&S AG	1,640,598	67,361
	HUGO BOSS AG	552,560	66,658
	GEA Group AG	1,518,359	64,343
*	QIAGEN NV	1,992,300	55,794
	Hannover Rueck SE	515,946	54,722
	Volkswagen AG	253,122	51,189
	United Internet AG	1,018,116	50,369
	LANXESS AG	785,693	45,358
	METRO AG	1,421,734	44,893
	OSRAM Licht AG	728,717	41,476

	MTU Aero Engines AG	438,684	40,307
	Wirecard AG	987,688	39,146
	Evonik Industries AG	922,493	36,986
	LEG Immobilien AG	490,535	35,737
*,2 Zalando SE		954,568	32,562
	Freenet AG	924,756	31,795
	MAN SE	303,585	31,678
*	Dialog Semiconductor plc	616,580	30,681
	Telefonica Deutschland Holding AG	4,608,939	28,644
*	Deutsche Lufthansa AG	1,970,945	26,756
	Fuchs Petrolub SE Preference Shares	597,370	25,977
	KION Group AG	564,290	25,747
*	Kabel Deutschland Holding AG	182,708	24,802
	Aurubis AG	385,893	23,109
	Aareal Bank AG	513,091	20,964
	Fraport AG Frankfurt Airport Services Worldwide	315,430	20,725
	Axel Springer SE	359,867	20,151
	STADA Arzneimittel AG	521,618	20,081
	Gerresheimer AG	270,849	19,915
	HOCHTIEF AG	221,078	19,306
^	KUKA AG	214,903	18,435
*	MorphoSys AG	223,541	18,061
	Leoni AG	282,793	17,917
	Deutsche EuroShop AG	395,142	17,638
	Sartorius AG Preference Shares	80,290	17,273
*	Nordex SE	533,317	15,193
	Drillisch AG	352,811	14,914
	Fielmann AG	219,632	14,524
	Krones AG	125,492	14,493
	Rational AG	34,711	13,564
	Software AG	452,936	13,563
	Norma Group SE	276,225	13,373
	Wacker Chemie AG	126,371	12,693
*	Hella KGaA Hueck & Co.	263,194	12,474
	Salzgitter AG	334,458	11,953
	Grand City Properties SA	686,034	11,860
	DMG Mori AG	323,337	11,833
*	Celesio AG	401,042	11,688
	FUCHS PETROLUB SE	286,200	11,442
^	TAG Immobilien AG	1,005,172	11,382
^	Bilfinger SE	275,026	11,341
^	Suedzucker AG	675,692	11,150
	Talanx AG	329,933	10,565
	CTS Eventim AG & Co. KGaA	274,333	10,343
	alstria office REIT-AG	724,390	10,030
	Duerr AG	121,067	9,978
	Wincor Nixdorf AG	232,105	9,864
	Jungheinrich AG Preference Shares	136,026	9,597
	RHOEN-KLINIKUM AG	344,944	9,592
	Stroeer SE	190,848	9,454
*	GRENKELEASING AG	62,183	9,305
*,^ SGL Carbon SE		508,373	8,750
	Bechtle AG	98,816	8,406
*	PATRIZIA Immobilien AG	297,016	7,974
	Aurelius AG	163,163	7,890
	Pfeiffer Vacuum Technology AG	84,243	7,725
	Indus Holding AG	155,874	7,686

^	Kloeckner & Co. SE	780,413	7,320
	Draegerwerk AG & Co. KGaA Preference Shares	64,287	6,433
	KWS Saat SE	19,040	6,204
	CompuGroup Medical AG	188,643	5,954
	ElringKlinger AG	245,780	5,929
^	Gerry Weber International AG	226,179	5,579
	Nemetschek AG	150,187	5,564
	Rheinmetall AG	97,997	5,339
	Takkt AG	278,145	5,326
*,^ Heidelberger Druckmaschinen AG		2,084,592	5,314
	Bertrandt AG	42,102	5,252
	Sixt SE Preference Shares	138,958	5,021
*,^ Vossloh AG		78,382	4,989
	Sixt SE	118,364	4,982
	Biotest AG Preference Shares	166,863	4,699
*,^ AIXTRON SE		782,230	4,639
	Deutz AG	771,166	4,512
	Jenoptik AG	340,547	4,460
^	Puma SE	23,149	4,390
	Wacker Neuson SE	217,143	4,362
^	BayWa AG	112,456	4,185
	Carl Zeiss Meditec AG	142,079	3,998
	KSB AG Preference Shares	7,486	3,412
	Hamburger Hafen und Logistik AG	168,839	3,250
*,^ SMA Solar Technology AG		97,812	3,247
	Deutsche Beteiligungs AG	80,592	2,607
	comdirect bank AG	223,022	2,466
	DIC Asset AG	266,408	2,330
	Draegerwerk AG & Co. KGaA	28,114	2,289
*	Kontron AG	400,417	1,571
	Bauer AG	72,443	1,382
	Biotest AG	43,490	1,219
*,^ H&R AG		119,223	1,140
^	Delticom AG	42,085	1,055
^	QSC AG	444,555	888
^	CAT Oil AG	61,549	610
*,^ CropEnergies AG		125,912	566
			10,857,869
Greece (0.1%)
	OPAP SA	1,636,183	12,977
*	National Bank of Greece SA	12,058,294	12,705
	Hellenic Telecommunications Organization SA	1,254,045	10,400
*	Alpha Bank AE	30,321,416	8,861
	Titan Cement Co. SA	358,168	8,418
*	Eurobank Ergasias SA	64,671,947	8,277
	FF Group	287,466	7,640
*	Piraeus Bank SA	16,182,999	5,878
	Hellenic Telecommunications Organization SA ADR	1,341,580	5,635
	JUMBO SA	734,824	5,335
*	Motor Oil Hellas Corinth Refineries SA	415,272	3,771
	Public Power Corp. SA	807,913	3,690
*	Mytilineos Holdings SA	609,665	3,589
	Hellenic Petroleum SA	572,153	2,739
	Grivalia Properties REIC AE	284,181	2,190
	Hellenic Exchanges SA	449,222	2,091
	Athens Water Supply & Sewage Co. SA	326,630	1,938
*	Ellaktor SA	987,863	1,809

	Metka SA	193,322	1,537
*	Cyprus Popular Bank PCL	12,597,118	553
*	Intralot SA-Integrated Lottery Systems & Services	39,185	72
			110,105
Hong Kong (2.6%)
	AIA Group Ltd.	103,539,740	674,011
*	CK Hutchison Holdings Ltd.	24,217,514	359,164
	Hong Kong Exchanges and Clearing Ltd.	10,136,717	273,703
	Sun Hung Kai Properties Ltd.	14,331,579	221,005
*	Cheung Kong Property Holdings Ltd.	24,217,280	201,803
	Hang Seng Bank Ltd.	6,574,813	134,714
	BOC Hong Kong Holdings Ltd.	30,906,325	124,932
	Hong Kong & China Gas Co. Ltd.	58,670,981	119,687
	Link REIT	19,640,820	115,444
	Jardine Matheson Holdings Ltd.	2,101,662	114,604
	CLP Holdings Ltd.	13,260,286	112,566
	Power Assets Holdings Ltd.	11,378,346	107,181
	Sands China Ltd.	20,758,879	91,997
	Galaxy Entertainment Group Ltd.	18,287,464	84,115
	Hongkong Land Holdings Ltd.	10,089,247	78,010
	Wharf Holdings Ltd.	11,685,106	74,114
	Swire Pacific Ltd. Class A	4,974,829	63,674
	Want Want China Holdings Ltd.	56,686,410	58,554
^	Henderson Land Development Co. Ltd.	8,824,640	58,237
	Jardine Strategic Holdings Ltd.	1,924,714	57,876
	New World Development Co. Ltd.	45,984,612	55,507
	Hang Lung Properties Ltd.	19,245,846	54,935
	MTR Corp. Ltd.	11,964,353	53,230
	China Mengniu Dairy Co. Ltd.	11,668,615	52,769
	Cheung Kong Infrastructure Holdings Ltd.	5,125,438	44,570
	Sino Land Co. Ltd.	26,240,742	40,723
	Bank of East Asia Ltd.	9,852,530	39,891
	Li & Fung Ltd.	49,646,587	38,368
	Techtronic Industries Co. Ltd.	10,783,551	38,233
	Samsonite International SA	11,010,011	35,920
	Wheelock & Co. Ltd.	6,942,291	35,838
^	AAC Technologies Holdings Inc.	5,969,885	33,858
	Swire Properties Ltd.	10,128,236	32,675
	Tingyi Cayman Islands Holding Corp.	16,393,690	31,448
	Yue Yuen Industrial Holdings Ltd.	7,144,610	23,168
	Hysan Development Co. Ltd.	5,375,577	22,976
	Kerry Properties Ltd.	5,612,897	20,913
	PCCW Ltd.	34,421,671	20,561
	Cathay Pacific Airways Ltd.	8,694,930	20,556
^	Prada SPA	4,424,076	20,343
*	Semiconductor Manufacturing International Corp.	215,958,911	19,416
^	SJM Holdings Ltd.	16,138,248	18,718
	ASM Pacific Technology Ltd.	2,059,857	18,595
	Wynn Macau Ltd.	9,043,974	18,584
	NWS Holdings Ltd.	11,869,786	17,822
*,2 WH Group Ltd.		27,633,566	17,702
	VTech Holdings Ltd.	1,361,785	16,940
	Hopewell Holdings Ltd.	4,659,551	16,010
	First Pacific Co. Ltd.	19,985,354	15,984
^	Esprit Holdings Ltd.	15,966,451	15,281
*,^ Goldin Financial Holdings Ltd.		18,264,013	14,603
^	Sun Art Retail Group Ltd.	18,867,073	14,378

	MGM China Holdings Ltd.	6,638,980	14,086
	New World China Land Ltd.	21,638,481	13,331
	Television Broadcasts Ltd.	2,485,351	13,138
^	Imperial Pacific International Holdings Ltd.	379,546,320	12,133
	Shangri-La Asia Ltd.	9,077,177	11,689
^	Melco International Development Ltd.	6,726,540	11,527
	Champion REIT	20,118,844	11,148
*,^ Brightoil Petroleum Holdings Ltd.		30,037,464	11,079
*	Global Brands Group Holding Ltd.	48,416,985	10,708
	FIH Mobile Ltd.	20,058,751	10,461
	Uni-President China Holdings Ltd.	11,213,678	10,300
	Johnson Electric Holdings Ltd.	2,998,011	10,172
^	Haitong International Securities Group Ltd.	18,276,142	10,050
	Cafe de Coral Holdings Ltd.	2,815,310	9,878
	L'Occitane International SA	3,796,039	9,662
	NagaCorp Ltd.	11,376,000	9,260
	Value Partners Group Ltd.	7,851,000	9,209
^	Chow Tai Fook Jewellery Group Ltd.	9,205,983	8,974
	Minth Group Ltd.	4,512,000	8,933
	Shun Tak Holdings Ltd.	16,217,272	8,880
^	Xinyi Solar Holdings Ltd.	20,433,022	8,740
	Xinyi Glass Holdings Ltd.	16,562,923	8,724
	China Travel International Investment Hong Kong Ltd.	22,137,096	8,619
^	Stella International Holdings Ltd.	3,165,000	8,537
^	Orient Overseas International Ltd.	1,714,029	8,448
*,^ Goldin Properties Holdings Ltd.		10,838,000	8,305
	Luk Fook Holdings International Ltd.	2,956,000	8,301
	Dah Sing Financial Holdings Ltd.	1,267,340	8,283
	Shui On Land Ltd.	29,160,243	7,947
	Huabao International Holdings Ltd.	16,295,985	7,933
	Great Eagle Holdings Ltd.	2,207,712	7,679
^	Town Health International Medical Group Ltd.	33,106,000	7,503
	Kerry Logistics Network Ltd.	4,720,548	7,343
^	Guotai Junan International Holdings Ltd.	20,187,000	6,969
*	Fullshare Holdings Ltd.	39,950,000	6,697
*,^ United Co. RUSAL plc		14,024,565	6,641
	Texwinca Holdings Ltd.	5,448,070	6,606
	Pacific Textiles Holdings Ltd.	4,153,000	6,600
	Dah Sing Banking Group Ltd.	3,017,257	6,392
	Lifestyle International Holdings Ltd.	3,777,470	6,139
	SmarTone Telecommunications Holdings Ltd.	2,974,000	6,081
*,^ Superb Summit International Group Ltd.		32,112,957	6,048
	Man Wah Holdings Ltd.	6,516,800	5,862
*,^ China Oceanwide Holdings Ltd.		37,649,896	5,845
	Nexteer Automotive Group Ltd.	5,995,000	5,681
	K Wah International Holdings Ltd.	9,970,000	5,509
	Yingde Gases Group Co. Ltd.	9,161,000	5,437
	SITC International Holdings Co. Ltd.	9,452,000	5,435
	G-Resources Group Ltd.	185,456,559	5,408
^	Pacific Basin Shipping Ltd.	15,386,000	5,282
	Yuexiu REIT	9,319,000	5,262
^	CITIC Telecom International Holdings Ltd.	11,496,875	5,236
	Towngas China Co. Ltd.	5,646,084	5,171
*,^ China Financial International Investments Ltd.		37,610,000	5,084
*	Suncorp Technologies Ltd.	100,770,000	4,989
	Giordano International Ltd.	9,830,000	4,979
^	China Smarter Energy Group Holdings Ltd.	33,162,000	4,871

^	China LNG Group Ltd.	28,795,000	4,738
	Hutchison Telecommunications Hong Kong Holdings Ltd.	10,331,565	4,531
^	Shougang Fushan Resources Group Ltd.	29,677,307	4,488
*	Kong Sun Holdings Ltd.	32,950,000	4,455
^	Sunlight REIT	8,650,000	4,400
^	REXLot Holdings Ltd.	71,550,000	4,061
^	Truly International Holdings Ltd.	11,550,000	3,880
*,^ Summit Ascent Holdings Ltd.		7,136,052	3,853
^	Far East Consortium International Ltd.	8,090,000	3,753
^	Lee's Pharmaceutical Holdings Ltd.	2,219,000	3,727
^	SA Sa International Holdings Ltd.	8,318,074	3,722
	Chow Sang Sang Holdings International Ltd.	1,907,000	3,691
*,^ KuangChi Science Ltd.		14,243,000	3,616
^	Prosperity REIT	9,514,000	3,582
^	Hopewell Highway Infrastructure Ltd.	7,499,101	3,575
^	Kowloon Development Co. Ltd.	2,816,734	3,552
*,^ Macau Legend Development Ltd.		13,093,529	3,545
*,^ China Huarong Energy Co. Ltd.		55,586,844	3,457
*,^ MMG Ltd.		12,544,000	3,387
	Dynam Japan Holdings Co. Ltd.	2,159,400	3,358
*,^ United Photovoltaics Group Ltd.		30,728,000	3,355
^	NewOcean Energy Holdings Ltd.	7,438,000	3,339
^	Sun Hung Kai & Co. Ltd.	4,726,000	3,140
*,2 CGN Meiya Power Holdings Co. Ltd.		9,852,000	3,079
^	HKR International Ltd.	5,438,400	2,984
	China Aerospace International Holdings Ltd.	15,630,000	2,955
	TCC International Holdings Ltd.	11,483,000	2,946
	Ju Teng International Holdings Ltd.	6,622,999	2,913
	GCL New Energy Holdings Ltd.	39,752,459	2,864
^	China LotSynergy Holdings Ltd.	56,460,000	2,861
^	Springland International Holdings Ltd.	8,207,343	2,800
^	TCL Communication Technology Holdings Ltd.	3,599,000	2,798
*,^ Goodbaby International Holdings Ltd.		6,783,536	2,770
*,^ TOM Group Ltd.		12,851,013	2,762
^	APT Satellite Holdings Ltd.	2,960,500	2,759
	EVA Precision Industrial Holdings Ltd.	9,510,000	2,737
*	CST Mining Group Ltd.	202,744,000	2,728
*,^ United Laboratories International Holdings Ltd.		4,422,500	2,655
*	L'sea Resources International Holdings Ltd.	30,420,000	2,452
*,^ Sino Oil And Gas Holdings Ltd.		111,315,000	2,427
	Spring REIT	4,962,238	2,298
*,^ Louis XIII Holdings Ltd.		5,809,500	2,142
*,^ Haier Healthwise Holdings Ltd.		24,946,885	2,089
*	Lai Sun Development Co. Ltd.	92,753,833	2,013
*,^ Xinchen China Power Holdings Ltd.		5,968,000	1,885
*,^ Midland Holdings Ltd.		4,208,000	1,866
*,^ Wanda Hotel Development Co. Ltd.		10,432,000	1,832
	Parkson Retail Group Ltd.	10,664,883	1,829
^	Singamas Container Holdings Ltd.	10,980,000	1,775
^	Road King Infrastructure Ltd.	1,908,000	1,754
^	Regal Hotels International Holdings Ltd.	3,018,000	1,741
	AMVIG Holdings Ltd.	3,620,000	1,704
^	Liu Chong Hing Investment Ltd.	1,234,018	1,541
^	Shenwan Hongyuan HK Ltd.	3,040,000	1,508
*,^ Sunshine Oilsands Ltd.		17,164,500	1,499
	Polytec Asset Holdings Ltd.	10,585,000	1,463
	Varitronix International Ltd.	1,929,000	1,463

*,^ Anton Oilfield Services Group		8,076,000	1,383
*,^ Microport Scientific Corp.		3,301,000	1,378
	IT Ltd.	3,800,000	1,271
*,^ SOCAM Development Ltd.		1,836,353	1,267
*	Silver Base Group Holdings Ltd.	6,186,225	1,193
	Trinity Ltd.	7,454,000	1,132
*,^ Honghua Group Ltd.		12,152,000	1,071
	TPV Technology Ltd.	6,052,000	1,033
*	Yanchang Petroleum International Ltd.	34,030,000	1,019
^	Yip's Chemical Holdings Ltd.	1,906,000	986
	Emperor Watch & Jewellery Ltd.	26,590,000	981
	New World Department Store China Ltd.	3,724,000	835
	Inspur International Ltd.	3,413,000	713
*,^ Hong Kong Television Network Ltd.		2,602,000	710
*	China Household Holdings Ltd.	16,395,000	675
	Henderson Investment Ltd.	7,186,000	656
*,^ SPT Energy Group Inc.		4,822,000	603
*	PetroAsian Energy Holdings Ltd.	26,624,000	574
*	China Forestry Holdings Co. Ltd.	3,050,000	570
*	Neo-Neon Holdings Ltd.	3,381,500	503
*	Heng Tai Consumables Group Ltd.	33,308,204	452
*	Qunxing Paper Holdings Co. Ltd.	1,573,000	409
	Oriental Press Group	2,850,000	323
*	Sijia Group Co.	1,027,000	181
			4,690,125
Hungary (0.0%)
	OTP Bank plc	1,628,747	33,435
	MOL Hungarian Oil & Gas plc	412,389	21,758
	Richter Gedeon Nyrt	1,206,396	19,394
*	Magyar Telekom Telecommunications plc	3,485,609	5,060
			79,647
India (2.2%)
	Housing Development Finance Corp. Ltd.	13,335,774	278,649
	Infosys Ltd.	15,677,899	263,636
	Reliance Industries Ltd.	13,571,809	212,046
	Tata Consultancy Services Ltd.	4,018,777	157,357
	Sun Pharmaceutical Industries Ltd.	9,474,575	121,882
	HDFC Bank Ltd.	6,561,370	113,711
	ICICI Bank Ltd.	20,401,397	96,603
	Hindustan Unilever Ltd.	6,083,698	87,593
	ITC Ltd.	16,278,017	82,737
	Coal India Ltd.	11,374,549	77,882
	Oil & Natural Gas Corp. Ltd.	17,567,290	74,922
	Bharti Airtel Ltd.	10,972,372	71,804
	Axis Bank Ltd.	7,940,854	70,984
	HCL Technologies Ltd.	4,531,107	70,753
	Kotak Mahindra Bank Ltd.	5,572,251	60,420
	Mahindra & Mahindra Ltd.	2,580,272	54,872
	Larsen & Toubro Ltd.	1,884,943	52,728
	State Bank of India	11,841,950	49,824
*	Tata Motors Ltd.	8,268,014	49,490
	Lupin Ltd.	1,865,263	49,367
*	IndusInd Bank Ltd.	2,432,915	37,074
	NTPC Ltd. (Common)	16,969,647	35,888
	Hero MotoCorp Ltd.	840,926	35,182
	Asian Paints Ltd.	2,464,425	33,928

Idea Cellular Ltd.	12,390,266	33,495
Wipro Ltd.	3,752,403	33,333
* Bharti Infratel Ltd.	4,676,802	32,697
Tech Mahindra Ltd.	3,817,015	31,732
Maruti Suzuki India Ltd.	464,341	31,366
Eicher Motors Ltd.	104,229	30,987
Cipla Ltd.	2,736,459	30,248
* United Spirits Ltd.	507,390	29,309
Zee Entertainment Enterprises Ltd.	4,560,523	28,347
* Ultratech Cement Ltd.	564,407	27,718
Aurobindo Pharma Ltd.	2,312,659	27,514
Dr Reddy's Laboratories Ltd.	430,447	27,458
* Bosch Ltd.	63,817	24,598
Power Grid Corp. of India Ltd.	11,099,907	24,581
Bajaj Auto Ltd.	588,694	23,178
HDFC Bank Ltd. ADR	366,197	22,876
Godrej Consumer Products Ltd.	1,028,348	22,062
Bharat Heavy Electricals Ltd.	5,003,222	21,770
UPL Ltd.	2,587,349	21,601
Adani Ports & Special Economic Zone Ltd.	4,234,654	21,525
Bharat Petroleum Corp. Ltd.	1,485,703	21,472
Vedanta Ltd.	10,424,041	21,182
Dabur India Ltd.	4,473,377	20,458
Shriram Transport Finance Co. Ltd.	1,431,288	19,965
Nestle India Ltd.	198,833	19,709
Indiabulls Housing Finance Ltd.	1,671,624	19,231
Ambuja Cements Ltd.	5,282,990	19,133
ICICI Bank Ltd. ADR	1,884,415	18,976
Dr Reddy's Laboratories Ltd. ADR	286,225	18,419
Indian Oil Corp. Ltd.	2,673,830	17,985
* Glenmark Pharmaceuticals Ltd.	1,128,023	17,800
Yes Bank Ltd.	1,308,532	16,915
LIC Housing Finance Ltd.	2,132,111	16,598
Siemens Ltd.	725,158	16,449
Wipro Ltd. ADR	1,291,219	15,959
Motherson Sumi Systems Ltd.	2,753,146	14,947
Bharat Forge Ltd.	802,696	14,372
GAIL India Ltd.	2,591,630	14,346
Apollo Hospitals Enterprise Ltd.	674,024	14,297
Marico Ltd.	1,901,309	13,042
JSW Steel Ltd.	996,587	12,916
Shree Cement Ltd.	70,811	12,607
Cadila Healthcare Ltd.	424,799	12,500
IDFC Ltd.	5,300,299	12,382
Rural Electrification Corp. Ltd.	2,902,468	12,267
Britannia Industries Ltd.	247,880	12,190
Mindtree Ltd.	572,580	11,421
Hindalco Industries Ltd.	6,919,751	11,358
Oracle Financial Services Software Ltd.	177,233	11,185
Bajaj Finance Ltd.	127,303	10,937
NMDC Ltd.	6,735,299	10,747
Cairn India Ltd.	3,976,165	10,724
Piramal Enterprises Ltd.	731,566	10,499
Crompton Greaves Ltd.	3,632,913	10,401
Power Finance Corp. Ltd.	2,709,944	10,397
* Divi's Laboratories Ltd.	336,529	10,298
Bharat Electronics Ltd.	164,449	10,214

Bank of Baroda	3,637,989	10,063
Hindustan Petroleum Corp. Ltd.	698,178	10,035
United Breweries Ltd.	601,042	9,897
* Rajesh Exports Ltd.	1,201,208	9,789
GlaxoSmithKline Pharmaceuticals Ltd.	176,238	9,700
Emami Ltd.	471,262	9,635
Max India Ltd.	1,087,368	9,367
Bajaj Finserv Ltd.	324,161	9,327
* Reliance Communications Ltd.	8,468,504	9,305
Titan Co. Ltd.	1,844,314	9,286
Page Industries Ltd.	43,091	9,269
Mahindra & Mahindra Financial Services Ltd.	2,283,812	9,252
ABB India Ltd.	424,906	9,188
Pidilite Industries Ltd.	1,043,685	9,081
Havells India Ltd.	2,073,316	9,020
Cummins India Ltd.	568,909	8,884
Tata Power Co. Ltd.	8,067,522	8,612
Aditya Birla Nuvo Ltd.	250,969	8,609
Colgate-Palmolive India Ltd.	275,132	8,538
GlaxoSmithKline Consumer Healthcare Ltd.	86,474	8,492
ACC Ltd.	381,558	8,249
Torrent Pharmaceuticals Ltd.	356,415	8,037
Ashok Leyland Ltd.	6,017,876	7,918
Tata Steel Ltd.	2,048,813	7,907
* Jubilant Foodworks Ltd.	275,206	7,859
Grasim Industries Ltd.	135,248	7,842
Castrol India Ltd.	1,001,511	7,688
Steel Authority of India Ltd.	8,527,351	7,470
Federal Bank Ltd.	7,069,784	7,465
Reliance Infrastructure Ltd.	1,139,226	7,360
Punjab National Bank	3,078,353	7,244
* SKS Microfinance Ltd.	782,101	7,099
Wockhardt Ltd.	288,471	7,062
* Gujarat Pipavav Port Ltd.	1,914,408	7,031
Just Dial Ltd.	402,925	6,822
* Suzlon Energy Ltd.	19,957,475	6,803
DLF Ltd.	3,768,023	6,753
Oil India Ltd.	994,387	6,727
* Apollo Tyres Ltd.	1,966,518	6,208
Reliance Capital Ltd.	993,626	6,044
Dewan Housing Finance Corp. Ltd.	776,033	5,865
MRF Ltd.	9,086	5,787
Sundaram Finance Ltd.	222,195	5,526
Vakrangee Ltd.	2,123,604	5,511
* Gillette India Ltd.	67,752	5,454
Info Edge India Ltd.	417,847	5,453
Arvind Ltd.	1,053,271	5,242
Hindustan Zinc Ltd.	2,117,388	5,190
Bajaj Holdings & Investment Ltd.	221,264	5,098
Strides Arcolab Ltd.	253,761	5,040
PI Industries Ltd.	487,694	5,017
* AIA Engineering Ltd.	312,429	4,846
IIFL Holdings Ltd.	1,582,916	4,843
CESC Ltd.	538,776	4,772
* NCC Ltd.	3,695,620	4,747
Berger Paints India Ltd.	1,394,481	4,739
* Amara Raja Batteries Ltd.	341,348	4,703

Infosys Ltd. ADR	273,400	4,623
Petronet LNG Ltd.	1,508,641	4,564
* Mphasis Ltd.	691,973	4,535
Alstom T&D India Ltd.	515,511	4,520
* Bayer CropScience Ltd.	71,554	4,488
JSW Energy Ltd.	3,365,158	4,421
Alembic Pharmaceuticals Ltd.	394,257	4,366
Ajanta Pharma Ltd.	177,800	4,360
* Sintex Industries Ltd.	2,408,985	4,330
* Sun Pharma Advanced Research Co. Ltd.	672,040	4,321
Voltas Ltd.	857,051	4,242
* Tata Communications Ltd.	603,271	4,237
IRB Infrastructure Developers Ltd.	1,091,313	4,179
* Indian Hotels Co. Ltd.	2,740,084	4,055
* Dish TV India Ltd.	2,223,339	4,024
Hexaware Technologies Ltd.	891,822	4,012
Credit Analysis & Research Ltd.	177,150	3,944
Exide Industries Ltd.	1,705,294	3,896
* Essar Oil Ltd.	1,286,951	3,873
* L&T Finance Holdings Ltd.	3,503,659	3,865
NHPC Ltd.	13,098,128	3,861
Thermax Ltd.	231,838	3,784
Godrej Industries Ltd.	618,493	3,768
* Cox & Kings Ltd.	816,193	3,743
State Bank of India GDR	88,502	3,704
GMR Infrastructure Ltd.	16,869,751	3,679
* Jindal Steel & Power Ltd.	2,983,195	3,675
Balkrishna Industries Ltd.	339,885	3,604
Persistent Systems Ltd.	344,727	3,574
TVS Motor Co. Ltd.	958,318	3,557
WABCO India Ltd.	36,433	3,442
Sun TV Network Ltd.	651,029	3,433
* Sadbhav Engineering Ltd.	669,933	3,337
Adani Enterprises Ltd.	2,448,072	3,327
* Adani Power Ltd.	7,707,957	3,293
Canara Bank	752,111	3,239
* Housing Development & Infrastructure Ltd.	2,402,330	3,221
* Reliance Power Ltd.	4,829,825	3,212
Amtek Auto Ltd.	1,209,979	3,202
Karur Vysya Bank Ltd.	422,049	3,168
* Whirlpool of India Ltd.	269,366	3,151
Gateway Distriparks Ltd.	542,254	3,141
Biocon Ltd.	438,543	3,128
* Kajaria Ceramics Ltd.	264,518	3,089
GRUH Finance Ltd.	798,180	3,047
Redington India Ltd.	1,656,850	3,046
* Bajaj Corp. Ltd.	418,655	2,986
Tata Chemicals Ltd.	383,577	2,931
Bank of India	1,153,653	2,928
Oberoi Realty Ltd.	711,868	2,921
Tata Global Beverages Ltd.	1,320,183	2,893
* IDBI Bank Ltd.	2,732,571	2,800
Ramco Cements Ltd.	487,337	2,766
* Repco Home Finance Ltd.	257,119	2,766
eClerx Services Ltd.	118,974	2,754
* Gujarat Gas Co. Ltd.	236,242	2,738
* Gujarat Fluorochemicals Ltd.	245,658	2,736

Jammu & Kashmir Bank Ltd.	1,678,053	2,736
Jain Irrigation Systems Ltd.	2,299,763	2,668
Muthoot Finance Ltd.	849,741	2,632
Union Bank of India	950,016	2,612
Prestige Estates Projects Ltd.	751,322	2,578
IFCI Ltd.	6,592,461	2,558
* KPIT Technologies Ltd.	1,440,202	2,479
VA Tech Wabag Ltd.	208,848	2,475
Gujarat State Petronet Ltd.	1,163,083	2,353
National Aluminium Co. Ltd.	4,226,285	2,341
Central Bank of India	1,421,514	2,340
Welspun Corp. Ltd.	1,021,986	2,322
Indraprastha Gas Ltd.	301,263	2,280
Coromandel International Ltd.	582,710	2,221
Great Eastern Shipping Co. Ltd.	409,446	2,221
* Mangalore Refinery & Petrochemicals Ltd.	1,893,657	2,152
Ipca Laboratories Ltd.	202,366	2,134
Engineers India Ltd.	546,186	2,059
Torrent Power Ltd.	882,332	2,019
Tata Motors Ltd. ADR	67,417	2,000
Alstom India Ltd.	153,620	1,976
* Hathway Cable & Datacom Ltd.	2,436,950	1,921
Century Textiles & Industries Ltd.	171,279	1,880
South Indian Bank Ltd.	5,216,714	1,859
* Indiabulls Real Estate Ltd.	1,864,955	1,832
Karnataka Bank Ltd.	832,426	1,828
* DEN Networks Ltd.	691,486	1,726
Jindal Saw Ltd.	1,429,933	1,703
* Future Retail Ltd.	889,040	1,685
Sobha Ltd.	301,864	1,651
CMC Ltd.	51,716	1,567
PTC India Ltd.	1,438,597	1,548
Videocon Industries Ltd.	614,636	1,484
Oriental Bank of Commerce	549,217	1,467
Indian Bank	707,369	1,460
Syndicate Bank	982,673	1,455
Multi Commodity Exchange of India Ltd.	82,096	1,453
* Unitech Ltd.	11,790,102	1,393
* India Cements Ltd.	951,110	1,377
* Indian Overseas Bank	2,301,354	1,363
* Pipavav Defence & Offshore Engineering Co. Ltd.	1,393,873	1,310
* Jaiprakash Associates Ltd.	8,324,658	1,245
Polaris Consulting & Services Ltd.	410,487	1,227
Allahabad Bank	824,882	1,182
Rolta India Ltd.	656,049	1,167
McLeod Russel India Ltd.	308,162	1,082
* Hindustan Construction Co. Ltd.	2,774,238	963
* Jet Airways India Ltd.	151,167	942
Andhra Bank	812,840	939
Raymond Ltd.	124,727	911
* Adani Transmissions Ltd.	2,057,514	910
UCO Bank	1,102,592	906
Srei Infrastructure Finance Ltd.	1,494,498	880
Vijaya Bank	1,262,461	806
* Balrampur Chini Mills Ltd.	1,018,808	804
Corp Bank	981,445	789
Gujarat Mineral Development Corp. Ltd.	542,660	772

* Shipping Corp. of India Ltd.	752,567	766
* Bajaj Hindusthan Sugar Ltd.	3,026,732	699
* Gujarat State Fertilizers & Chemicals Ltd.	604,857	690
Chambal Fertilizers and Chemicals Ltd.	670,306	633
* Punj Lloyd Ltd.	1,250,160	525
Radico Khaitan Ltd.	301,618	443
* Shree Renuka Sugars Ltd.	2,476,247	346
* Tata Teleservices Maharashtra Ltd.	2,782,308	328
Financial Technologies India Ltd.	128,097	296
Bhushan Steel Ltd.	316,659	291
* IVRCL Ltd.	1,597,447	276
Vedanta Ltd. ADR	16,320	131
* Nagarjuna Fertilizers & Chemicals Ltd.	312,129	55
* Nirvikara Paper Mills Ltd.	26,501	31
Jain Irrigation Systems Ltd. DVR	32,150	22
* Arvind Infrastructure Ltd	93,681	—
		4,055,469
Indonesia (0.5%)
Bank Central Asia Tbk PT	105,366,800	101,932
Telekomunikasi Indonesia Persero Tbk PT	432,474,600	93,798
Astra International Tbk PT	172,988,200	84,991
Bank Rakyat Indonesia Persero Tbk PT	92,642,900	68,285
Bank Mandiri Persero Tbk PT	80,264,824	56,425
Unilever Indonesia Tbk PT	9,802,500	28,975
Perusahaan Gas Negara Persero Tbk PT	91,594,700	27,049
Bank Negara Indonesia Persero Tbk PT	64,038,295	22,534
Kalbe Farma Tbk PT	165,063,210	21,271
United Tractors Tbk PT	12,994,085	19,368
Semen Indonesia Persero Tbk PT	25,640,600	19,114
Indofood Sukses Makmur Tbk PT	38,185,700	17,219
Indocement Tunggal Prakarsa Tbk PT	11,344,000	16,774
Gudang Garam Tbk PT	4,019,100	14,695
Lippo Karawaci Tbk PT	165,527,400	14,131
Charoen Pokphand Indonesia Tbk PT	62,409,858	11,725
Summarecon Agung Tbk PT	91,246,600	11,712
Surya Citra Media Tbk PT	48,777,700	10,618
* Tower Bersama Infrastructure Tbk PT	16,786,700	10,386
Indofood CBP Sukses Makmur Tbk PT	10,203,000	9,277
Bank Danamon Indonesia Tbk PT	27,645,509	8,568
Bumi Serpong Damai Tbk PT	63,173,600	8,345
Jasa Marga Persero Tbk PT	17,408,600	7,414
Ciputra Development Tbk PT	90,741,700	7,033
Media Nusantara Citra Tbk PT	42,413,812	6,403
Pakuwon Jati Tbk PT	198,648,434	6,084
Wijaya Karya Beton Tbk PT	72,606,405	6,020
AKR Corporindo Tbk PT	13,238,000	5,641
Global Mediacom Tbk PT	60,226,318	5,525
* XL Axiata Tbk PT	25,065,523	5,488
Matahari Putra Prima Tbk PT	24,150,600	5,190
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	85,889,600	5,110
Adaro Energy Tbk PT	114,743,424	4,996
MNC Investama Tbk PT	214,958,600	4,537
Waskita Karya Persero Tbk PT	34,106,467	4,464
Astra Agro Lestari Tbk PT	2,765,600	4,107
Alam Sutera Realty Tbk PT	98,510,300	3,683
Wijaya Karya Persero Tbk PT	17,752,100	3,472
Tambang Batubara Bukit Asam Persero Tbk PT	6,946,200	3,078

* Eagle High Plantations Tbk PT	104,569,400	3,022
Bank Tabungan Negara Persero Tbk PT	33,039,197	2,855
* Indosat Tbk PT	8,870,600	2,819
Ace Hardware Indonesia Tbk PT	58,855,300	2,782
* Panin Financial Tbk PT	136,057,900	2,742
Indo Tambangraya Megah Tbk PT	3,727,900	2,673
Siloam International Hospitals Tbk PT	2,000,400	2,446
* Vale Indonesia Tbk PT	16,478,598	2,386
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	21,825,900	2,185
Surya Semesta Internusa Tbk PT	33,286,700	1,942
* Mitra Adiperkasa Tbk PT	5,643,000	1,940
* Lippo Cikarang Tbk PT	3,113,400	1,908
Medco Energi Internasional Tbk PT	9,976,000	1,895
Intiland Development Tbk PT	41,411,200	1,727
Holcim Indonesia Tbk PT	16,030,700	1,682
* Sigmagold Inti Perkasa Tbk PT	51,695,900	1,678
* Agung Podomoro Land Tbk PT	56,044,600	1,532
Ramayana Lestari Sentosa Tbk PT	22,496,600	1,163
BISI International Tbk PT	9,950,800	1,017
* Bakrie and Brothers Tbk PT	274,678,500	1,015
* Energi Mega Persada Tbk PT	243,682,132	1,010
Bekasi Fajar Industrial Estate Tbk PT	32,652,800	928
Salim Ivomas Pratama Tbk PT	21,763,400	861
* Aneka Tambang Persero Tbk PT	23,327,000	818
Timah Persero Tbk PT	17,782,787	795
* Bumi Resources Tbk PT	154,029,200	570
Gajah Tunggal Tbk PT	9,957,100	553
* Krakatau Steel Persero Tbk PT	18,949,700	453
Sampoerna Agro PT	3,554,100	438
* Harum Energy Tbk PT	5,296,000	389
* Berlian Laju Tanker Tbk PT	25,926,000	376
* Bakrie Telecom Tbk PT	94,762,000	350
* Indika Energy Tbk PT	9,803,100	210
* Darma Henwa Tbk PT	41,394,000	153
		814,750
Ireland (0.2%)
* Bank of Ireland	236,935,843	99,584
Kerry Group plc Class A	1,249,355	94,860
Smurfit Kappa Group plc	2,023,583	60,725
Ryanair Holdings plc ADR	790,360	58,573
Kingspan Group plc	1,506,636	37,986
Glanbia plc	1,492,856	31,179
* Paddy Power plc	283,406	25,306
C&C Group plc	2,906,177	11,322
Ryanair Holdings plc	713,492	9,769
Green REIT plc	5,506,467	9,280
Aer Lingus Group plc	1,373,446	3,776
FBD Holdings plc	155,719	1,310
* Irish Bank Resolution Corp. Ltd.	698,992	—
		443,670
Israel (0.5%)
Teva Pharmaceutical Industries Ltd.	8,116,751	562,775
Bank Hapoalim BM	8,453,529	46,926
* Bank Leumi Le-Israel BM	10,690,542	46,557
Bezeq The Israeli Telecommunication Corp. Ltd.	16,181,880	29,838
NICE-Systems Ltd.	452,159	28,852

Israel Chemicals Ltd.	3,801,088	26,261
* Israel Discount Bank Ltd. Class A	8,899,901	17,937
Elbit Systems Ltd.	202,008	16,673
Mizrahi Tefahot Bank Ltd.	1,002,174	12,833
Frutarom Industries Ltd.	304,177	12,819
Azrieli Group	308,502	12,789
Delek Group Ltd.	40,660	12,010
Gazit-Globe Ltd.	731,473	8,613
* Tower Semiconductor Ltd.	562,717	7,666
Israel Corp. Ltd.	19,876	7,007
Osem Investments Ltd.	328,012	6,938
Paz Oil Co. Ltd.	39,414	6,305
Teva Pharmaceutical Industries Ltd. ADR	78,230	5,399
Alony Hetz Properties & Investments Ltd.	623,266	4,866
* Strauss Group Ltd.	285,792	4,508
First International Bank Of Israel Ltd.	311,063	4,458
Harel Insurance Investments & Financial Services Ltd.	899,685	4,451
Shikun & Binui Ltd.	1,802,651	4,220
Melisron Ltd.	111,196	4,027
* EZchip Semiconductor Ltd.	242,069	3,953
* Nitsba Holdings 1995 Ltd.	200,681	3,765
Reit 1 Ltd.	1,305,743	3,735
* Oil Refineries Ltd.	8,701,992	3,611
* Jerusalem Oil Exploration	70,067	3,064
Ituran Location and Control Ltd.	118,793	3,039
* Partner Communications Co. Ltd.	698,665	3,010
* Nova Measuring Instruments Ltd.	236,297	2,915
Delek Automotive Systems Ltd.	253,135	2,819
* Clal Insurance Enterprises Holdings Ltd.	158,489	2,767
* Airport City Ltd.	240,412	2,599
Amot Investments Ltd.	783,353	2,453
* Compugen Ltd.	388,078	2,408
* Mazor Robotics Ltd.	337,973	2,333
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	47,301	2,258
* Cellcom Israel Ltd. (Registered)	363,387	2,255
Migdal Insurance & Financial Holding Ltd.	1,864,315	2,208
* Kenon Holdings Ltd.	133,977	2,105
Menorah Mivtachim Holdings Ltd.	184,392	1,943
* Evogene Ltd.	201,330	1,825
Electra Ltd.	12,846	1,762
* Shufersal Ltd.	635,239	1,740
Norstar Holdings Inc.	72,175	1,738
Phoenix Holdings Ltd.	566,512	1,691
Africa Israel Properties Ltd.	103,224	1,616
* Naphtha Israel Petroleum Corp. Ltd.	225,123	1,522
* Gilat Satellite Networks Ltd.	245,895	1,379
* Allot Communications Ltd.	227,090	1,213
Silicom Ltd.	40,835	1,106
* Kamada Ltd.	191,257	737
* Jerusalem Economy Ltd.	199,572	670
* Property & Building Corp. Ltd.	7,619	611
* Cellcom Israel Ltd.	96,644	596
* AudioCodes Ltd.	208,458	592
* Africa Israel Investments Ltd.	693,410	535
* Ceragon Networks Ltd.	364,505	445
		967,746

Italy (1.9%)
	Intesa Sanpaolo SPA (Registered)	103,489,153	397,777
	Eni SPA	21,176,737	370,561
	Enel SPA	59,013,434	277,645
	UniCredit SPA	41,333,371	273,815
	Assicurazioni Generali SPA	10,838,303	213,333
*	Telecom Italia SPA (Registered)	89,723,962	118,591
*	Fiat Chrysler Automobiles NV	7,530,497	118,138
	Luxottica Group SPA	1,510,863	109,463
	Atlantia SPA	3,459,055	92,311
	Snam SPA	18,641,829	91,544
	CNH Industrial NV	7,915,219	70,756
	Unione di Banche Italiane SCpA	7,411,672	60,066
	Terna Rete Elettrica Nazionale SPA	12,229,098	56,994
*	Banco Popolare SC	3,099,914	53,687
	Telecom Italia SPA (Bearer)	51,652,361	53,516
	Mediobanca SPA	4,741,124	51,544
	Tenaris SA	3,793,362	47,825
	Pirelli & C. SPA	2,846,692	47,199
*	Finmeccanica SPA	3,269,547	47,069
	EXOR SPA	842,625	42,402
	Banca Monte dei Paschi di Siena SPA	20,885,713	41,324
	Banca Popolare di Milano Scarl	37,694,548	40,759
	Prysmian SPA	1,765,411	40,503
	Banca Popolare dell'Emilia Romagna SC	4,078,353	35,879
	Mediaset SPA	6,405,895	32,447
	Enel Green Power SPA	13,380,313	27,785
	UnipolSai SPA	10,190,494	26,486
	Azimut Holding SPA	979,924	24,473
	Moncler SPA	1,144,351	23,224
	Unipol Gruppo Finanziario SPA	4,175,877	22,397
	Recordati SPA	875,279	21,789
	Davide Campari-Milano SPA	2,450,446	19,591
	Banca Popolare di Sondrio SCARL	3,823,454	19,417
*,^ Saipem SPA		2,136,184	18,636
2	Anima Holding SPA	1,817,740	18,622
	Italcementi SPA	1,676,607	18,539
	Mediolanum SPA	2,215,314	17,708
	A2A SPA	13,389,683	17,080
*	Yoox SPA	493,744	16,670
	Banca Generali SPA	476,157	15,677
	FinecoBank Banca Fineco SPA	1,800,078	14,326
*	Credito Valtellinese SC	9,494,314	13,511
	Hera SPA	5,188,958	13,073
	Salvatore Ferragamo SPA	402,104	12,717
	De' Longhi	488,673	11,914
^	Tod's SPA	117,780	11,888
	Interpump Group SPA	691,737	11,743
	Brembo SPA	258,903	11,673
	Ansaldo STS SPA	1,052,320	10,887
*	World Duty Free SPA	970,445	10,839
^	Buzzi Unicem SPA	611,897	10,448
	Societa Cattolica di Assicurazioni SCRL	1,224,449	10,021
*	Autogrill SPA	1,104,348	9,957
	Ei Towers SPA	142,136	9,119
	DiaSorin SPA	198,403	9,106
*	Sorin SPA	3,112,238	8,990

^	Banca Carige SPA	4,285,968	8,174
	Cerved Information Solutions SPA	996,061	8,029
	Salini Impregilo SPA	1,655,118	7,881
^	Beni Stabili SpA SIIQ	9,366,573	7,394
	Societa Iniziative Autostradali e Servizi SPA	603,788	7,090
	Parmalat SPA	2,601,808	6,846
	Industria Macchine Automatiche SPA	125,329	6,497
	Amplifon SPA	763,392	6,395
	Iren SPA	3,742,674	5,453
	Credito Emiliano SPA	640,949	5,401
	Danieli & C Officine Meccaniche SPA RSP	339,549	5,361
	ERG SPA	410,807	5,331
	ACEA SPA	404,515	5,317
	MARR SPA	269,356	4,984
*,^ Saras SPA		2,137,333	4,838
2	RAI Way SPA	854,138	4,439
^	Piaggio & C SPA	1,391,238	4,437
^	Brunello Cucinelli SPA	233,556	4,403
	ASTM SPA	306,225	4,139
	Italmobiliare SPA RSP	134,546	3,580
	Tenaris SA ADR	139,938	3,519
	Astaldi SPA	365,112	3,517
*,^ Safilo Group SPA		270,736	3,430
	Cementir Holding SPA	495,654	3,328
*,^ RCS MediaGroup SPA		2,799,435	3,233
*	CIR-Compagnie Industriali Riunite SPA	2,990,334	3,180
*,^ Fincantieri SPA		3,979,134	3,159
	Immobiliare Grande Distribuzione SIIQ SPA	2,764,282	2,566
*,^ Geox SPA		612,171	2,485
^	Italmobiliare SPA	50,824	2,093
	Danieli & C Officine Meccaniche SPA	96,054	2,018
	Esprinet SPA	224,968	1,984
^	Trevi Finanziaria Industriale SPA	800,928	1,485
*,^ Gruppo Editoriale L'Espresso SPA		1,228,427	1,392
	Zignago Vetro SPA	220,132	1,361
	Falck Renewables SPA	906,431	1,191
	DeA Capital SPA	692,378	1,141
*	Cofide SPA	2,250,790	1,132
*,^ Juventus Football Club SPA		3,320,053	1,046
*	Sogefi SPA	339,011	1,042
*	Arnoldo Mondadori Editore SPA	870,099	1,008
*,^ Fiera Milano SPA		64,801	358
*	Gemina SPA CVR	2,837,088	41
*	Unipol Gruppo Finanziario SPA Rights	1,593,638	—
			3,435,152
Japan (17.5%)
	Toyota Motor Corp.	22,772,012	1,517,569
	Mitsubishi UFJ Financial Group Inc.	121,628,750	882,220
	Honda Motor Co. Ltd.	15,416,706	519,324
	Sumitomo Mitsui Financial Group Inc.	11,548,725	518,205
	SoftBank Group Corp.	8,091,869	450,102
	Mizuho Financial Group Inc.	205,692,986	446,171
	KDDI Corp.	15,962,298	406,858
	Japan Tobacco Inc.	9,062,364	351,639
	Takeda Pharmaceutical Co. Ltd.	6,653,371	335,525
	East Japan Railway Co.	3,263,200	322,311
	Seven & i Holdings Co. Ltd.	6,706,009	309,458

* Sony Corp.	10,799,837	306,385
Astellas Pharma Inc.	18,980,955	286,599
Canon Inc.	8,926,927	285,555
Central Japan Railway Co.	1,628,914	285,062
FANUC Corp.	1,682,289	281,437
Mitsubishi Corp.	12,146,599	263,093
Hitachi Ltd.	39,871,803	258,588
Tokio Marine Holdings Inc.	6,132,631	256,431
Murata Manufacturing Co. Ltd.	1,723,771	255,001
NTT DOCOMO Inc.	11,931,031	252,246
Mitsubishi Estate Co. Ltd.	10,875,490	242,300
Mitsui Fudosan Co. Ltd.	8,153,720	231,350
Kao Corp.	4,524,055	229,475
Fast Retailing Co. Ltd.	455,894	225,340
Bridgestone Corp.	5,731,953	216,167
Nomura Holdings Inc.	30,172,870	215,077
Panasonic Corp.	18,288,455	214,777
Shin-Etsu Chemical Co. Ltd.	3,542,621	211,794
Nissan Motor Co. Ltd.	21,816,388	211,476
Denso Corp.	4,104,507	203,505
Fuji Heavy Industries Ltd.	5,384,242	199,688
Nippon Telegraph & Telephone Corp.	5,152,824	198,460
Keyence Corp.	391,964	198,129
Dai-ichi Life Insurance Co. Ltd.	9,716,670	197,451
Mitsui & Co. Ltd.	14,877,402	193,101
Kubota Corp.	10,741,799	184,517
Mitsubishi Electric Corp.	16,984,584	182,262
Nidec Corp.	1,967,950	176,688
Nippon Steel & Sumitomo Metal Corp.	72,708,135	172,340
ORIX Corp.	11,095,649	166,429
Nintendo Co. Ltd.	929,265	163,732
FUJIFILM Holdings Corp.	3,920,761	155,983
ITOCHU Corp.	12,617,519	155,274
Eisai Co. Ltd.	2,370,057	154,541
Hoya Corp.	3,638,377	153,929
Sumitomo Mitsui Trust Holdings Inc.	32,875,393	152,255
Komatsu Ltd.	8,189,313	151,922
Daikin Industries Ltd.	2,293,169	148,274
MS&AD Insurance Group Holdings Inc.	4,673,285	147,166
Mitsubishi Heavy Industries Ltd.	27,547,679	146,136
Kyocera Corp.	2,782,053	143,433
Daiwa House Industry Co. Ltd.	5,554,063	138,246
SMC Corp.	533,199	135,712
Sumitomo Realty & Development Co. Ltd.	3,723,531	130,562
Suzuki Motor Corp.	3,594,333	125,661
Daiichi Sankyo Co. Ltd.	5,973,942	122,642
Secom Co. Ltd.	1,782,249	119,968
Otsuka Holdings Co. Ltd.	3,308,321	119,170
Daiwa Securities Group Inc.	15,057,282	117,382
West Japan Railway Co.	1,633,056	117,319
Sompo Japan Nipponkoa Holdings Inc.	3,321,430	117,053
Asahi Group Holdings Ltd.	3,454,416	115,785
Oriental Land Co. Ltd.	1,813,083	115,036
Kirin Holdings Co. Ltd.	7,221,764	111,464
Resona Holdings Inc.	20,001,851	110,441
Sumitomo Corp.	9,677,224	110,365
Tokyo Gas Co. Ltd.	20,385,268	110,363

Dentsu Inc.	1,935,348	110,075
Shionogi & Co. Ltd.	2,751,823	109,692
Rakuten Inc.	6,716,775	108,470
Nitto Denko Corp.	1,421,591	107,197
Toray Industries Inc.	13,334,436	106,426
Olympus Corp.	2,770,711	106,381
Ajinomoto Co. Inc.	4,533,318	104,605
Chubu Electric Power Co. Inc.	6,112,360	104,096
Toshiba Corp.	32,863,759	100,735
Sumitomo Electric Industries Ltd.	6,595,152	98,679
* Tokyo Electric Power Co. Inc.	13,413,880	96,563
Ono Pharmaceutical Co. Ltd.	784,136	94,763
Shimano Inc.	678,707	94,515
Aeon Co. Ltd.	6,146,441	93,973
Recruit Holdings Co. Ltd.	2,877,086	90,954
* Kansai Electric Power Co. Inc.	6,652,177	90,222
Mazda Motor Corp.	4,580,665	90,218
JX Holdings Inc.	20,838,606	89,057
Asahi Kasei Corp.	11,472,330	87,444
MEIJI Holdings Co. Ltd.	610,195	87,008
T&D Holdings Inc.	5,699,336	86,784
Inpex Corp.	7,932,404	86,397
JFE Holdings Inc.	4,407,052	82,484
Japan Exchange Group Inc.	2,359,660	82,156
Shiseido Co. Ltd.	3,360,693	81,284
Tokyo Electron Ltd.	1,475,330	81,181
Fujitsu Ltd.	15,307,441	80,519
Toyota Industries Corp.	1,453,992	80,510
Marubeni Corp.	14,283,084	79,644
Sysmex Corp.	1,210,418	78,646
Sumitomo Chemical Co. Ltd.	13,238,691	75,565
Mitsubishi Chemical Holdings Corp.	11,338,772	74,326
TDK Corp.	1,059,271	73,983
Tokyu Corp.	9,993,959	73,492
Unicharm Corp.	3,044,810	73,385
Terumo Corp.	2,834,906	73,188
Sekisui House Ltd.	4,876,387	72,719
NEC Corp.	22,193,112	71,060
Yamato Holdings Co. Ltd.	3,162,561	70,344
Isuzu Motors Ltd.	5,033,493	69,917
Chugai Pharmaceutical Co. Ltd.	1,914,831	69,626
Daito Trust Construction Co. Ltd.	657,195	69,538
Hankyu Hanshin Holdings Inc.	10,893,165	68,860
Aisin Seiki Co. Ltd.	1,697,563	68,845
Osaka Gas Co. Ltd.	17,042,196	68,144
Omron Corp.	1,719,685	67,653
Bank of Yokohama Ltd.	9,870,638	62,601
Yakult Honsha Co. Ltd.	939,273	62,531
NGK Insulators Ltd.	2,403,883	61,477
Tohoku Electric Power Co. Inc.	4,101,869	60,304
Makita Corp.	1,086,237	60,206
Dai Nippon Printing Co. Ltd.	5,348,011	59,572
Nitori Holdings Co. Ltd.	660,057	59,430
Ricoh Co. Ltd.	6,000,249	59,368
Kawasaki Heavy Industries Ltd.	13,229,164	57,930
Sumitomo Metal Mining Co. Ltd.	4,286,630	57,678
Kikkoman Corp.	1,648,075	57,656

Isetan Mitsukoshi Holdings Ltd.	3,124,613	56,892
* Kyushu Electric Power Co. Inc.	3,983,164	56,601
Shizuoka Bank Ltd.	4,996,494	56,347
Yamaha Motor Co. Ltd.	2,414,234	55,017
Kintetsu Group Holdings Co. Ltd.	15,237,581	54,307
Odakyu Electric Railway Co. Ltd.	5,374,055	53,776
Taisei Corp.	9,100,645	53,605
Electric Power Development Co. Ltd.	1,540,321	53,333
NSK Ltd.	4,081,663	52,607
NTT Data Corp.	1,085,470	51,839
Yahoo Japan Corp.	11,546,246	50,552
Santen Pharmaceutical Co. Ltd.	3,422,485	50,274
Shimizu Corp.	5,646,154	49,651
Konica Minolta Inc.	3,987,862	49,626
Toyota Tsusho Corp.	1,946,762	49,362
LIXIL Group Corp.	2,451,588	49,149
IHI Corp.	12,269,941	48,884
Chiba Bank Ltd.	6,141,052	48,882
Asahi Glass Co. Ltd.	8,205,685	48,209
Rohm Co. Ltd.	818,652	47,376
Minebea Co. Ltd.	2,995,682	47,090
Alps Electric Co. Ltd.	1,486,902	46,898
Asics Corp.	1,596,993	45,898
Suntory Beverage & Food Ltd.	1,083,756	45,888
NGK Spark Plug Co. Ltd.	1,727,427	45,868
Mitsubishi Motors Corp.	5,310,899	45,183
Nippon Paint Holdings Co. Ltd.	1,571,599	45,037
Obayashi Corp.	5,826,264	44,959
TOTO Ltd.	2,703,153	44,179
Ryohin Keikaku Co. Ltd.	204,123	43,752
Keio Corp.	5,210,421	43,395
Toppan Printing Co. Ltd.	4,901,803	42,577
Koito Manufacturing Co. Ltd.	1,083,751	42,503
Seiko Epson Corp.	2,403,266	42,430
Don Quijote Holdings Co. Ltd.	982,498	42,079
Lawson Inc.	563,532	42,068
Tobu Railway Co. Ltd.	8,707,470	42,060
NH Foods Ltd.	1,688,604	41,163
J Front Retailing Co. Ltd.	2,139,781	40,401
Chugoku Electric Power Co. Inc.	2,678,766	40,163
^ Casio Computer Co. Ltd.	1,986,639	39,723
Kobe Steel Ltd.	25,408,389	39,462
Mitsubishi Materials Corp.	10,695,925	38,719
Aozora Bank Ltd.	10,080,512	38,690
Seibu Holdings Inc.	1,682,938	38,544
Fukuoka Financial Group Inc.	7,427,848	38,333
Kyowa Hakko Kirin Co. Ltd.	2,338,680	38,181
Nippon Yusen KK	13,937,969	38,093
Nippon Express Co. Ltd.	7,134,137	37,860
Bandai Namco Holdings Inc.	1,689,661	37,543
Sekisui Chemical Co. Ltd.	3,361,105	37,428
Bank of Kyoto Ltd.	3,136,899	36,988
Kajima Corp.	7,403,058	36,850
Daicel Corp.	2,684,126	36,530
Nikon Corp.	3,048,755	36,242
M3 Inc.	1,521,691	35,849
Suruga Bank Ltd.	1,660,436	35,644

Oji Holdings Corp.	8,143,483	35,586
Kuraray Co. Ltd.	3,008,859	35,467
Keikyu Corp.	4,291,061	35,323
Nomura Research Institute Ltd.	854,525	35,168
Yamaha Corp.	1,492,510	35,146
Joyo Bank Ltd.	5,850,508	34,563
Shimadzu Corp.	2,307,991	34,318
Taiheiyo Cement Corp.	10,356,811	34,195
Hirose Electric Co. Ltd.	284,448	34,007
JTEKT Corp.	1,942,504	33,670
Nisshin Seifun Group Inc.	2,288,710	32,807
JGC Corp.	1,916,261	32,801
Trend Micro Inc.	894,054	32,665
Tokyu Fudosan Holdings Corp.	4,319,612	32,543
Mitsubishi Tanabe Pharma Corp.	1,936,585	32,405
Toyo Suisan Kaisha Ltd.	852,648	32,330
Japan Airlines Co. Ltd.	856,855	32,327
USS Co. Ltd.	1,829,340	32,234
Kansai Paint Co. Ltd.	1,980,123	32,231
ANA Holdings Inc.	10,002,558	31,855
Hamamatsu Photonics KK	1,191,967	31,143
Amada Holdings Co. Ltd.	3,130,794	30,769
Iyo Bank Ltd.	2,410,149	30,656
Nissin Foods Holdings Co. Ltd.	673,594	30,428
Brother Industries Ltd.	2,183,975	30,265
Mitsui Chemicals Inc.	8,041,929	30,238
Haseko Corp.	2,390,728	30,170
Credit Saison Co. Ltd.	1,364,455	30,169
Keisei Electric Railway Co. Ltd.	2,470,789	30,157
Teijin Ltd.	8,261,628	30,102
Shinsei Bank Ltd.	13,721,951	30,087
Hino Motors Ltd.	2,321,405	30,071
Hulic Co. Ltd.	3,020,344	29,966
Gunma Bank Ltd.	4,021,554	29,959
Marui Group Co. Ltd.	2,089,932	29,337
Keihan Electric Railway Co. Ltd.	4,462,266	29,262
Hiroshima Bank Ltd.	4,993,017	29,256
Mitsui OSK Lines Ltd.	9,595,476	28,853
NOK Corp.	983,421	28,766
Sony Financial Holdings Inc.	1,491,334	28,601
Pigeon Corp.	935,897	28,582
Yamaguchi Financial Group Inc.	2,126,719	28,521
JSR Corp.	1,703,541	28,437
Calbee Inc.	636,818	28,387
Stanley Electric Co. Ltd.	1,319,217	28,129
Nagoya Railroad Co. Ltd.	7,464,179	28,048
Alfresa Holdings Corp.	1,664,545	28,039
MISUMI Group Inc.	2,255,957	27,846
Obic Co. Ltd.	585,387	27,817
Mabuchi Motor Co. Ltd.	460,907	27,708
Nissan Chemical Industries Ltd.	1,263,027	27,658
Hokuhoku Financial Group Inc.	11,621,619	27,450
Hachijuni Bank Ltd.	3,514,320	27,280
Tosoh Corp.	5,209,488	27,254
Taisho Pharmaceutical Holdings Co. Ltd.	401,859	27,077
Seven Bank Ltd.	5,671,866	27,022
^ Japan Airport Terminal Co. Ltd.	503,480	26,777

Tsuruha Holdings Inc.	304,475	26,729
Toho Gas Co. Ltd.	4,408,793	26,401
Sohgo Security Services Co. Ltd.	584,787	26,077
Kose Corp.	266,678	26,046
MediPal Holdings Corp.	1,457,048	26,026
FamilyMart Co. Ltd.	536,262	26,006
Air Water Inc.	1,485,337	25,773
Yaskawa Electric Corp.	2,165,749	25,766
Hisamitsu Pharmaceutical Co. Inc.	705,196	25,763
Suzuken Co. Ltd.	719,301	25,552
Daihatsu Motor Co. Ltd.	1,785,782	25,371
NTN Corp.	4,444,767	25,254
Sojitz Corp.	10,857,240	25,112
SBI Holdings Inc.	1,807,950	25,107
Hokuriku Electric Power Co.	1,602,517	24,697
Tokyo Tatemono Co. Ltd.	1,759,523	24,688
AEON Financial Service Co. Ltd.	946,888	24,654
Iida Group Holdings Co. Ltd.	1,399,213	24,544
Hitachi Metals Ltd.	1,644,950	24,539
Takashimaya Co. Ltd.	2,551,411	24,511
Sumitomo Heavy Industries Ltd.	4,851,872	24,477
TonenGeneral Sekiyu KK	2,430,009	24,246
Ezaki Glico Co. Ltd.	441,231	24,190
Chugoku Bank Ltd.	1,542,865	24,104
Shimamura Co. Ltd.	232,694	24,069
Toho Co. Ltd. (Tokyo Shares 9602)	1,015,612	24,014
Hakuhodo DY Holdings Inc.	2,133,346	23,944
Rinnai Corp.	335,656	23,811
Nankai Electric Railway Co. Ltd.	4,711,931	23,689
Sumitomo Rubber Industries Ltd.	1,543,649	23,338
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,330,411	23,304
Otsuka Corp.	443,053	23,253
Kaken Pharmaceutical Co. Ltd.	617,578	23,110
Toyo Seikan Group Holdings Ltd.	1,467,478	22,821
Yamada Denki Co. Ltd.	5,882,796	22,534
Shikoku Electric Power Co. Inc.	1,330,993	22,461
Nabtesco Corp.	1,019,674	22,419
Sotetsu Holdings Inc.	3,773,648	22,243
Kobayashi Pharmaceutical Co. Ltd.	282,429	22,216
Kewpie Corp.	971,887	22,039
Kurita Water Industries Ltd.	1,004,661	22,026
Miraca Holdings Inc.	470,656	21,744
Yokogawa Electric Corp.	1,919,404	21,658
Fuji Electric Co. Ltd.	5,165,898	21,422
Kaneka Corp.	2,924,845	21,153
Zenkoku Hosho Co. Ltd.	575,271	20,963
Nomura Real Estate Holdings Inc.	1,040,575	20,822
77 Bank Ltd.	3,178,035	20,676
Nippon Shokubai Co. Ltd.	1,393,545	20,647
Hoshizaki Electric Co. Ltd.	340,073	20,288
Mitsubishi Gas Chemical Co. Inc.	3,599,549	20,014
Yamazaki Baking Co. Ltd.	1,249,826	19,925
Sega Sammy Holdings Inc.	1,588,174	19,884
THK Co. Ltd.	1,018,189	19,734
Sugi Holdings Co. Ltd.	386,089	19,732
Dowa Holdings Co. Ltd.	2,069,249	19,707
* Hokkaido Electric Power Co. Inc.	1,605,825	19,373

^	Taiyo Nippon Sanso Corp.	1,640,193	19,233
	Sawai Pharmaceutical Co. Ltd.	312,893	19,196
^	Lion Corp.	2,213,730	19,095
	Kamigumi Co. Ltd.	2,028,542	19,086
	Kakaku.com Inc.	1,191,238	19,005
	Nishi-Nippon City Bank Ltd.	6,262,223	18,995
	Yokohama Rubber Co. Ltd.	958,433	18,963
	Aeon Mall Co. Ltd.	1,007,340	18,897
	Toyo Tire & Rubber Co. Ltd.	856,200	18,795
	Citizen Holdings Co. Ltd.	2,811,348	18,771
	Aoyama Trading Co. Ltd.	471,391	18,764
	Benesse Holdings Inc.	681,797	18,435
	Mitsubishi Logistics Corp.	1,253,680	18,237
	CyberAgent Inc.	414,751	17,905
	Nippon Shinyaku Co. Ltd.	536,366	17,902
*,^ Sharp Corp.		13,474,892	17,859
	Ebara Corp.	3,919,864	17,834
	DeNA Co. Ltd.	896,061	17,807
	Kawasaki Kisen Kaisha Ltd.	7,923,784	17,696
	Sankyo Co. Ltd.	461,925	17,545
	Nippon Electric Glass Co. Ltd.	3,597,017	17,506
	Konami Corp.	836,324	17,454
	Sundrug Co. Ltd.	295,355	17,280
	Square Enix Holdings Co. Ltd.	683,441	17,194
	DIC Corp.	7,156,126	16,906
	NHK Spring Co. Ltd.	1,590,455	16,862
	Disco Corp.	218,057	16,858
	Ibiden Co. Ltd.	1,003,507	16,611
	Izumi Co. Ltd.	355,307	16,575
	Nichirei Corp.	2,526,478	16,503
	Matsumotokiyoshi Holdings Co. Ltd.	341,767	16,501
	Tadano Ltd.	1,019,572	16,442
	Sumitomo Dainippon Pharma Co. Ltd.	1,370,179	16,391
	IT Holdings Corp.	714,900	16,335
*,^ Acom Co. Ltd.		3,420,802	16,313
	Nishi-Nippon Railroad Co. Ltd.	3,279,346	16,271
	Denki Kagaku Kogyo KK	3,906,439	16,252
	Showa Denko KK	13,058,684	16,094
	Nifco Inc.	369,870	16,036
	Ube Industries Ltd.	9,111,449	15,990
	Idemitsu Kosan Co. Ltd.	871,539	15,989
	Park24 Co. Ltd.	879,072	15,984
	Tokai Tokyo Financial Holdings Inc.	2,090,765	15,975
	Sumco Corp.	1,588,340	15,875
	Nexon Co. Ltd.	1,149,172	15,725
	H2O Retailing Corp.	747,928	15,682
	Temp Holdings Co. Ltd.	379,877	15,670
	Showa Shell Sekiyu KK	1,662,595	15,623
	Nippon Kayaku Co. Ltd.	1,540,861	15,619
	Hitachi Chemical Co. Ltd.	881,789	15,599
	Rohto Pharmaceutical Co. Ltd.	875,209	15,555
	Seino Holdings Co. Ltd.	1,345,104	15,509
	Nihon Kohden Corp.	682,039	15,138
	Nippon Paper Industries Co. Ltd.	911,573	14,987
	Azbil Corp.	629,499	14,963
	Hitachi Construction Machinery Co. Ltd.	899,944	14,961
^	Sanrio Co. Ltd.	536,715	14,931

Maruichi Steel Tube Ltd.	578,473	14,925
Glory Ltd.	509,488	14,874
Fujikura Ltd.	2,797,141	14,865
Sanwa Holdings Corp.	1,946,967	14,799
Topcon Corp.	651,858	14,641
COMSYS Holdings Corp.	961,440	14,583
OSG Corp.	675,700	14,442
DMG Mori Co. Ltd.	936,212	14,381
Toyoda Gosei Co. Ltd.	647,278	14,355
Nisshinbo Holdings Inc.	1,285,329	14,239
Oki Electric Industry Co. Ltd.	6,829,000	14,024
San-In Godo Bank Ltd.	1,384,514	14,009
Jafco Co. Ltd.	282,930	13,886
Asahi Intecc Co. Ltd.	414,600	13,872
Wacoal Holdings Corp.	1,082,771	13,829
Century Tokyo Leasing Corp.	404,126	13,753
Sumitomo Forestry Co. Ltd.	1,151,909	13,714
Hikari Tsushin Inc.	196,497	13,709
Start Today Co. Ltd.	426,557	13,656
SCSK Corp.	381,008	13,626
Zeon Corp.	1,404,499	13,613
Takara Holdings Inc.	1,628,087	13,402
Resorttrust Inc.	541,812	13,389
Nichi-iko Pharmaceutical Co. Ltd.	387,500	13,320
Ushio Inc.	1,085,865	13,316
GS Yuasa Corp.	3,299,092	13,200
Daifuku Co. Ltd.	909,600	13,198
MonotaRO Co. Ltd.	248,800	13,148
Sankyu Inc.	2,312,000	13,123
Japan Aviation Electronics Industry Ltd.	589,492	13,092
OKUMA Corp.	1,339,475	13,034
Hitachi High-Technologies Corp.	558,882	12,997
House Foods Group Inc.	641,123	12,963
UNY Group Holdings Co. Ltd.	1,869,170	12,946
Daishi Bank Ltd.	2,966,553	12,781
Toho Holdings Co. Ltd.	511,500	12,727
Horiba Ltd.	335,000	12,701
Advantest Corp.	1,444,731	12,613
Sumitomo Osaka Cement Co. Ltd.	3,355,656	12,581
Tsubakimoto Chain Co.	1,472,000	12,555
^ Tsumura & Co.	595,107	12,513
Kinden Corp.	934,395	12,476
Juroku Bank Ltd.	3,004,842	12,331
Awa Bank Ltd.	1,941,955	12,228
Nagase & Co. Ltd.	955,569	12,224
Shimachu Co. Ltd.	436,322	12,135
Taiyo Yuden Co. Ltd.	966,779	12,118
TS Tech Co. Ltd.	429,222	12,111
Pilot Corp.	309,400	12,094
HIS Co. Ltd.	328,829	11,997
Oracle Corp. Japan	283,367	11,957
Skylark Co. Ltd.	821,500	11,912
ABC-Mart Inc.	197,386	11,889
Chiyoda Corp.	1,471,788	11,867
^ Shiga Bank Ltd.	2,221,607	11,823
Okasan Securities Group Inc.	1,643,716	11,727
K's Holdings Corp.	362,405	11,555

	Toyobo Co. Ltd.	7,722,632	11,553
	Coca-Cola East Japan Co. Ltd.	624,515	11,530
	Mitsui Mining & Smelting Co. Ltd.	4,693,025	11,513
	Autobacs Seven Co. Ltd.	632,646	11,501
	Daido Steel Co. Ltd.	3,023,242	11,456
	Musashino Bank Ltd.	287,420	11,426
*	Leopalace21 Corp.	2,078,000	11,389
	Coca-Cola West Co. Ltd.	563,934	11,366
	Japan Steel Works Ltd.	3,050,394	11,312
	Keiyo Bank Ltd.	2,239,633	11,283
	Mitsui Engineering & Shipbuilding Co. Ltd.	6,458,549	11,249
	Sapporo Holdings Ltd.	2,945,505	11,207
^	Ito En Ltd.	479,240	11,145
	ADEKA Corp.	853,600	11,055
	Nihon M&A Center Inc.	269,200	11,054
	Nipro Corp.	1,042,191	11,023
	Higo Bank Ltd.	1,777,497	10,977
^	Kagome Co. Ltd.	661,567	10,917
	Hitachi Capital Corp.	398,504	10,867
	Tokai Rika Co. Ltd.	428,108	10,808
	Iwatani Corp.	1,756,000	10,736
^	Bic Camera Inc.	943,157	10,698
	NOF Corp.	1,280,000	10,599
	Senshu Ikeda Holdings Inc.	2,321,070	10,582
	Ain Pharmaciez Inc.	219,800	10,473
	Pola Orbis Holdings Inc.	170,446	10,448
	North Pacific Bank Ltd.	2,362,383	10,422
^	Heiwa Corp.	465,340	10,220
	Maeda Road Construction Co. Ltd.	548,386	10,045
	Nippon Konpo Unyu Soko Co. Ltd.	577,800	10,020
	Ogaki Kyoritsu Bank Ltd.	2,793,000	9,991
	Kagoshima Bank Ltd.	1,456,696	9,960
	Hyakugo Bank Ltd.	2,078,415	9,919
	Tokyo Ohka Kogyo Co. Ltd.	361,400	9,917
	Itochu Techno-Solutions Corp.	420,697	9,855
	Aica Kogyo Co. Ltd.	440,100	9,832
	Furukawa Electric Co. Ltd.	5,915,010	9,826
	Lintec Corp.	451,653	9,772
	Sangetsu Co. Ltd.	591,600	9,769
	United Arrows Ltd.	244,000	9,756
	Penta-Ocean Construction Co. Ltd.	2,382,500	9,711
	SCREEN Holdings Co. Ltd.	1,846,665	9,680
	Relo Holdings Inc.	90,100	9,673
	Toyota Boshoku Corp.	532,032	9,654
*	Japan Display Inc.	3,092,703	9,635
	Mitsubishi Pencil Co. Ltd.	195,300	9,634
	Calsonic Kansei Corp.	1,321,414	9,628
	Cosmos Pharmaceutical Corp.	74,693	9,619
	Kyowa Exeo Corp.	784,900	9,579
	Hokkoku Bank Ltd.	2,581,601	9,409
	Capcom Co. Ltd.	428,416	9,394
	Toda Corp.	2,040,353	9,345
*	Cosmo Oil Co. Ltd.	5,756,030	9,318
	Nisshin Steel Co. Ltd.	802,301	9,293
	Meitec Corp.	234,100	9,273
	Nippon Gas Co. Ltd.	276,400	9,146
*,^ Laox Co. Ltd.		2,172,000	9,118

	NTT Urban Development Corp.	924,869	9,089
	Yaoko Co. Ltd.	181,200	8,984
	GMO internet Inc.	537,800	8,969
	SHO-BOND Holdings Co. Ltd.	217,700	8,733
	Kenedix Inc.	2,213,300	8,652
	Yamato Kogyo Co. Ltd.	366,713	8,635
	Kiyo Bank Ltd.	589,100	8,601
	Amano Corp.	616,200	8,578
*,^ Aiful Corp.		2,489,739	8,569
^	Welcia Holdings Co. Ltd.	167,660	8,568
	Kumagai Gumi Co. Ltd.	2,992,000	8,445
	Toho Bank Ltd.	1,908,000	8,390
	Duskin Co. Ltd.	442,200	8,383
	Valor Co. Ltd.	339,300	8,352
	Anritsu Corp.	1,163,213	8,348
	Matsui Securities Co. Ltd.	912,148	8,346
	Nissan Shatai Co. Ltd.	655,502	8,346
	Japan Petroleum Exploration Co. Ltd.	265,927	8,335
	Toagosei Co. Ltd.	1,069,100	8,296
	Kokuyo Co. Ltd.	793,800	8,272
	Nihon Parkerizing Co. Ltd.	888,600	8,265
	Arcs Co. Ltd.	375,600	8,244
	Fuyo General Lease Co. Ltd.	195,300	8,187
	San-A Co. Ltd.	157,300	8,180
	Morinaga & Co. Ltd.	1,854,000	8,085
	Nitto Boseki Co. Ltd.	1,511,000	8,072
	Hazama Ando Corp.	1,522,600	8,065
^	COOKPAD Inc.	388,800	8,051
	Nishimatsu Construction Co. Ltd.	2,197,000	8,016
	KYORIN Holdings Inc.	409,811	8,008
	Nippon Seiki Co. Ltd.	399,000	7,978
*	Nippon Sheet Glass Co. Ltd.	7,661,413	7,931
	Nachi-Fujikoshi Corp.	1,573,000	7,869
	Takasago Thermal Engineering Co. Ltd.	591,200	7,868
	Shochiku Co. Ltd.	955,498	7,845
	Hyakujushi Bank Ltd.	2,330,042	7,833
	Okumura Corp.	1,568,000	7,776
	Nippo Corp.	440,116	7,750
^	Colowide Co. Ltd.	491,300	7,686
*,^ COLOPL Inc.		395,015	7,676
	Onward Holdings Co. Ltd.	1,164,951	7,570
	Nanto Bank Ltd.	2,240,805	7,570
	Megmilk Snow Brand Co. Ltd.	480,700	7,557
^	Makino Milling Machine Co. Ltd.	861,000	7,502
	Central Glass Co. Ltd.	1,781,000	7,494
	Rengo Co. Ltd.	1,925,986	7,473
^	Maeda Corp.	1,102,000	7,464
^	Zensho Holdings Co. Ltd.	769,100	7,451
	Morinaga Milk Industry Co. Ltd.	1,807,000	7,388
	Miura Co. Ltd.	677,300	7,374
	Topre Corp.	378,300	7,350
	SKY Perfect JSAT Holdings Inc.	1,451,633	7,311
	Koei Tecmo Holdings Co. Ltd.	367,600	7,281
	Shinmaywa Industries Ltd.	717,000	7,280
	Ship Healthcare Holdings Inc.	343,300	7,279
	Nippon Light Metal Holdings Co. Ltd.	4,366,400	7,251
	Hanwa Co. Ltd.	1,667,000	7,244

Fujitsu General Ltd.	509,000	7,226
^ Sumitomo Mitsui Construction Co. Ltd.	5,710,900	7,206
Hitachi Zosen Corp.	1,369,400	7,204
DCM Holdings Co. Ltd.	788,700	7,200
Inaba Denki Sangyo Co. Ltd.	210,700	7,179
Canon Marketing Japan Inc.	454,058	7,168
IBJ Leasing Co. Ltd.	303,200	7,149
Daio Paper Corp.	616,000	7,046
Tokyo TY Financial Group Inc.	220,924	7,044
^ ASKUL Corp.	192,500	7,035
Kusuri No Aoki Co. Ltd.	135,700	7,035
Ryosan Co. Ltd.	271,500	7,035
Nippon Soda Co. Ltd.	1,175,000	7,029
Fujitec Co. Ltd.	673,600	6,979
Fuji Machine Manufacturing Co. Ltd.	731,300	6,970
Mandom Corp.	167,100	6,927
Tokyo Dome Corp.	1,640,000	6,899
Mitsuba Corp.	310,500	6,887
TPR Co. Ltd.	234,900	6,884
Hitachi Transport System Ltd.	377,964	6,814
FP Corp.	210,738	6,809
Nippon Suisan Kaisha Ltd.	2,146,300	6,761
Kintetsu World Express Inc.	151,700	6,760
Hokuetsu Kishu Paper Co. Ltd.	1,129,200	6,759
Fuji Oil	400,600	6,732
Daiseki Co. Ltd.	347,700	6,684
^ Kyoritsu Maintenance Co. Ltd.	93,880	6,682
Ariake Japan Co. Ltd.	153,900	6,662
Kissei Pharmaceutical Co. Ltd.	271,411	6,660
Toyo Ink SC Holdings Co. Ltd.	1,672,000	6,660
Sumitomo Bakelite Co. Ltd.	1,582,000	6,620
Accordia Golf Co. Ltd.	627,100	6,611
HI-LEX Corp.	205,000	6,596
Yamanashi Chuo Bank Ltd.	1,431,000	6,553
^ Seiko Holdings Corp.	1,218,000	6,543
^ Yoshinoya Holdings Co. Ltd.	544,700	6,541
Tokyo Seimitsu Co. Ltd.	326,300	6,502
Kanematsu Corp.	3,553,000	6,498
^ Matsuya Co. Ltd.	343,200	6,471
Bank of Iwate Ltd.	146,100	6,468
Trusco Nakayama Corp.	173,600	6,370
TSI Holdings Co. Ltd.	896,800	6,348
Bank of Okinawa Ltd.	151,600	6,345
^ Fukuyama Transporting Co. Ltd.	1,223,072	6,295
Exedy Corp.	252,857	6,264
Hogy Medical Co. Ltd.	128,800	6,263
Saibu Gas Co. Ltd.	2,640,000	6,256
Cocokara fine Inc.	165,700	6,214
Mochida Pharmaceutical Co. Ltd.	111,792	6,204
^ J Trust Co. Ltd.	756,300	6,199
Okamura Corp.	691,900	6,168
Tokyo Steel Manufacturing Co. Ltd.	897,400	6,137
^ Fuji Kyuko Co. Ltd.	614,000	6,135
Hitachi Kokusai Electric Inc.	452,000	6,117
Nippon Television Holdings Inc.	323,229	6,111
* Orient Corp.	3,308,870	6,077
Tokyu Construction Co. Ltd.	783,790	6,059

	Komeri Co. Ltd.	251,452	6,059
^	Bank of Nagoya Ltd.	1,550,000	6,056
	Kandenko Co. Ltd.	921,289	6,035
^	Chiyoda Co. Ltd.	227,300	6,030
	Nippon Flour Mills Co. Ltd.	906,000	6,028
	Sumitomo Warehouse Co. Ltd.	1,112,000	6,028
	Jin Co. Ltd.	123,400	6,024
	Unipres Corp.	310,800	5,977
	TechnoPro Holdings Inc.	221,500	5,971
	Descente Ltd.	404,400	5,969
	Toshiba TEC Corp.	1,138,748	5,968
	Mirait Holdings Corp.	519,900	5,965
	Asatsu-DK Inc.	262,600	5,894
	Alpine Electronics Inc.	355,500	5,860
	Nippon Signal Company Ltd.	551,700	5,842
	Ulvac Inc.	403,100	5,823
	Itoham Foods Inc.	1,048,000	5,807
	Meidensha Corp.	1,727,000	5,793
	Taiyo Holdings Co. Ltd.	143,000	5,779
	Kuroda Electric Co. Ltd.	301,700	5,776
	Furukawa Co. Ltd.	2,941,000	5,740
	Marusan Securities Co. Ltd.	513,100	5,737
	Fuji Seal International Inc.	184,800	5,715
	Takara Standard Co. Ltd.	812,000	5,709
	Oita Bank Ltd.	1,322,000	5,701
^	Yamagata Bank Ltd.	1,351,000	5,696
	Adastria Co. Ltd.	117,880	5,695
	Taikisha Ltd.	254,300	5,671
^	Nissha Printing Co. Ltd.	315,332	5,630
	Futaba Corp.	316,700	5,629
	NS Solutions Corp.	142,548	5,618
	Towa Pharmaceutical Co. Ltd.	73,200	5,602
	Nippon Densetsu Kogyo Co. Ltd.	313,800	5,598
	Heiwado Co. Ltd.	257,300	5,582
	Sanken Electric Co. Ltd.	1,000,000	5,581
	Saizeriya Co. Ltd.	238,500	5,545
	ZERIA Pharmaceutical Co. Ltd.	378,000	5,545
	Kanamoto Co. Ltd.	228,400	5,543
	Ashikaga Holdings Co. Ltd.	1,309,300	5,501
	Sakata Seed Corp.	297,400	5,492
	Nikkiso Co. Ltd.	567,300	5,492
^	Tokuyama Corp.	3,000,000	5,467
*,^ Kobe Bussan Co. Ltd.		57,600	5,447
	Transcosmos Inc.	205,300	5,447
	Kyudenko Corp.	310,000	5,440
	KYB Co. Ltd.	1,592,228	5,418
	Nichias Corp.	920,000	5,393
	Aomori Bank Ltd.	1,681,000	5,379
	Fuji Co. Ltd.	238,000	5,328
	Noritz Corp.	320,800	5,290
^	Senko Co. Ltd.	797,000	5,269
	Kureha Corp.	1,393,000	5,269
	Nihon Unisys Ltd.	493,800	5,257
	Nomura Co. Ltd.	354,300	5,244
	TOMONY Holdings Inc.	1,183,800	5,238
	Nissin Kogyo Co. Ltd.	333,500	5,224
	Chudenko Corp.	253,400	5,221

Jaccs Co. Ltd.	1,080,000	5,184
Keihin Corp.	363,600	5,178
NEC Networks & System Integration Corp.	246,800	5,169
PALTAC Corp.	264,500	5,164
Ai Holdings Corp.	317,900	5,159
Japan Securities Finance Co. Ltd.	869,300	5,152
Aeon Delight Co. Ltd.	158,000	5,134
Paramount Bed Holdings Co. Ltd.	168,500	5,050
Seikagaku Corp.	330,700	5,043
Kameda Seika Co. Ltd.	119,951	5,040
^ EDION Corp.	759,900	5,019
Tochigi Bank Ltd.	902,000	4,996
Obara Group Inc.	107,000	4,991
Tokai Carbon Co. Ltd.	1,708,000	4,987
Yodogawa Steel Works Ltd.	1,188,000	4,963
Star Micronics Co. Ltd.	324,100	4,959
Komori Corp.	443,500	4,954
Nitto Kogyo Corp.	222,500	4,931
Ryobi Ltd.	1,203,000	4,916
Nagaileben Co. Ltd.	225,700	4,894
Aida Engineering Ltd.	510,000	4,885
FCC Co. Ltd.	308,600	4,853
Higashi-Nippon Bank Ltd.	1,293,000	4,848
Kadokawa Dwango Corp.	406,518	4,846
Fancl Corp.	312,400	4,823
Axial Retailing Inc.	158,671	4,814
Aichi Bank Ltd.	85,400	4,786
Totetsu Kogyo Co. Ltd.	242,900	4,781
Hitachi Maxell Ltd.	288,500	4,781
Foster Electric Co. Ltd.	230,300	4,754
Internet Initiative Japan Inc.	244,800	4,686
Eagle Industry Co. Ltd.	231,800	4,686
TKC Corp.	161,900	4,675
Maruha Nichiro Corp.	283,300	4,663
^ Wacom Co. Ltd.	1,253,400	4,641
* Dip Corp.	39,400	4,639
AOKI Holdings Inc.	357,800	4,635
Heiwa Real Estate Co. Ltd.	321,100	4,635
Avex Group Holdings Inc.	275,500	4,622
Tokyo Broadcasting System Holdings Inc.	315,918	4,620
Okinawa Electric Power Co. Inc.	184,550	4,612
MOS Food Services Inc.	217,400	4,607
^ Gulliver International Co. Ltd.	462,800	4,606
Toppan Forms Co. Ltd.	338,909	4,599
Monex Group Inc.	1,697,700	4,585
Showa Sangyo Co. Ltd.	1,103,000	4,582
Sato Holdings Corp.	192,600	4,568
Milbon Co. Ltd.	114,892	4,559
UACJ Corp.	1,930,006	4,559
Yamazen Corp.	539,500	4,554
^ Unizo Holdings Co. Ltd.	100,200	4,531
NET One Systems Co. Ltd.	732,900	4,521
Takuma Co. Ltd.	692,000	4,519
NSD Co. Ltd.	336,520	4,519
Joyful Honda Co. Ltd.	217,532	4,474
^ Gree Inc.	759,227	4,470
Riso Kagaku Corp.	233,800	4,467

	Daibiru Corp.	486,700	4,457
	Nitta Corp.	173,500	4,455
	kabu.com Securities Co. Ltd.	1,309,600	4,454
	Akita Bank Ltd.	1,446,000	4,443
	Japan Wool Textile Co. Ltd.	562,000	4,425
	Asahi Diamond Industrial Co. Ltd.	460,800	4,413
^	Mitsumi Electric Co. Ltd.	687,700	4,388
	Asahi Holdings Inc.	289,300	4,379
	Sanden Holdings Corp.	1,023,000	4,363
*	United Super Markets Holdings Inc.	463,060	4,350
	Nippon Steel & Sumikin Bussan Corp.	1,280,480	4,346
*,^ KLab Inc.		256,200	4,337
	Seiren Co. Ltd.	438,200	4,335
*	Pioneer Corp.	2,313,400	4,327
	Daikyo Inc.	2,550,421	4,318
	Starts Corp. Inc.	251,785	4,317
	Prima Meat Packers Ltd.	1,314,000	4,313
	Kato Sangyo Co. Ltd.	186,700	4,305
	Nisshin Oillio Group Ltd.	993,000	4,292
	OSAKA Titanium Technologies Co. Ltd.	163,600	4,284
	GMO Payment Gateway Inc.	130,200	4,281
	Minato Bank Ltd.	1,712,000	4,267
	CKD Corp.	430,700	4,261
	Earth Chemical Co. Ltd.	109,700	4,246
	Aichi Steel Corp.	968,000	4,238
	DTS Corp.	188,000	4,210
	Miyazaki Bank Ltd.	1,296,000	4,191
	Sanyo Special Steel Co. Ltd.	953,000	4,188
	Mani Inc.	62,700	4,178
	CREATE SD HOLDINGS Co. Ltd.	68,700	4,176
	Sanki Engineering Co. Ltd.	517,500	4,174
	Bank of the Ryukyus Ltd.	280,400	4,167
	St. Marc Holdings Co. Ltd.	119,200	4,153
	Token Corp.	63,350	4,153
^	Royal Holdings Co. Ltd.	237,100	4,151
	Inabata & Co. Ltd.	387,900	4,143
	Nishimatsuya Chain Co. Ltd.	427,600	4,120
	Enplas Corp.	101,400	4,084
	Iino Kaiun Kaisha Ltd.	847,900	4,082
^	Financial Products Group Co. Ltd.	518,700	4,082
	Shinko Electric Industries Co. Ltd.	546,689	4,080
	Toei Co. Ltd.	567,000	4,071
	Eizo Corp.	177,100	4,044
	Daihen Corp.	867,000	4,041
	PanaHome Corp.	637,632	4,027
^	Nihon Nohyaku Co. Ltd.	434,900	4,008
	Fukui Bank Ltd.	1,863,000	4,006
	Oiles Corp.	247,480	4,006
	Geo Holdings Corp.	289,800	3,989
	Xebio Co. Ltd.	210,000	3,985
^	Nichicon Corp.	543,100	3,982
^	Shima Seiki Manufacturing Ltd.	254,800	3,965
	Doutor Nichires Holdings Co. Ltd.	245,700	3,964
	Eighteenth Bank Ltd.	1,330,000	3,936
	Kurabo Industries Ltd.	1,875,000	3,930
	Takara Leben Co. Ltd.	742,100	3,930
	Daikyonishikawa Corp.	99,000	3,889

^	Siix Corp.	159,200	3,876
	Piolax Inc.	75,100	3,871
	Mizuno Corp.	807,000	3,865
	Gunze Ltd.	1,421,000	3,862
	Moshi Moshi Hotline Inc.	377,500	3,861
*,^ Pacific Metals Co. Ltd.		1,267,000	3,850
	Nichiha Corp.	256,700	3,830
	Namura Shipbuilding Co. Ltd.	441,108	3,829
	Marudai Food Co. Ltd.	963,000	3,820
*,^ Toho Titanium Co. Ltd.		294,800	3,810
	Fujicco Co. Ltd.	182,000	3,809
^	Ringer Hut Co. Ltd.	159,900	3,786
	Fuji Media Holdings Inc.	292,774	3,776
	As One Corp.	114,400	3,774
	Showa Corp.	404,300	3,735
^	TOKAI Holdings Corp.	897,200	3,726
	Chofu Seisakusho Co. Ltd.	168,300	3,725
	Max Co. Ltd.	342,000	3,705
	Chugoku Marine Paints Ltd.	510,000	3,690
	T-Gaia Corp.	211,400	3,688
	Sanyo Chemical Industries Ltd.	508,000	3,687
	Itochu Enex Co. Ltd.	375,200	3,682
	Hokuetsu Bank Ltd.	1,824,000	3,674
	Doshisha Co. Ltd.	197,100	3,668
	Ricoh Leasing Co. Ltd.	115,100	3,665
	Hokuto Corp.	183,000	3,656
^	Gurunavi Inc.	228,900	3,649
	Yondoshi Holdings Inc.	170,800	3,646
	Toshiba Plant Systems & Services Corp.	308,700	3,638
	Morita Holdings Corp.	362,300	3,626
	Shikoku Bank Ltd.	1,678,000	3,626
	Fujimori Kogyo Co. Ltd.	129,600	3,616
	Fuji Soft Inc.	171,500	3,595
	Shizuoka Gas Co. Ltd.	500,300	3,585
^	Dr Ci:Labo Co. Ltd.	195,000	3,574
	Bunka Shutter Co. Ltd.	445,500	3,573
	Nippon Chemi-Con Corp.	1,310,000	3,570
	Kitz Corp.	773,900	3,538
	Wakita & Co. Ltd.	366,700	3,528
	Topy Industries Ltd.	1,498,000	3,526
	Sumitomo Real Estate Sales Co. Ltd.	131,888	3,524
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	745,000	3,524
^	Iseki & Co. Ltd.	1,920,000	3,522
^	Kyoei Steel Ltd.	202,500	3,508
	Sekisui Jushi Corp.	258,200	3,506
	Ihara Chemical Industry Co. Ltd.	290,600	3,505
	Hosiden Corp.	565,800	3,494
	Takasago International Corp.	785,000	3,490
	Toshiba Machine Co. Ltd.	895,000	3,481
	Sintokogio Ltd.	403,800	3,475
*	Macnica Fuji Electronics Holdings Inc.	280,837	3,474
^	Atom Corp.	481,600	3,461
^	Next Co. Ltd.	459,700	3,427
	Pacific Industrial Co. Ltd.	350,200	3,422
	Yorozu Corp.	164,900	3,413
	Plenus Co. Ltd.	201,700	3,402
	Tokai Corp.	92,200	3,397

Hitachi Koki Co. Ltd.	419,000	3,395
Trancom Co. Ltd.	59,100	3,388
Press Kogyo Co. Ltd.	774,100	3,377
TOC Co. Ltd.	531,200	3,374
^ Nichii Gakkan Co.	382,900	3,360
Musashi Seimitsu Industry Co. Ltd.	183,900	3,348
Yuasa Trading Co. Ltd.	141,400	3,332
San-Ai Oil Co. Ltd.	476,000	3,321
Noevir Holdings Co. Ltd.	145,100	3,297
Tachi-S Co. Ltd.	238,000	3,295
^ Toyo Engineering Corp.	1,281,000	3,276
Tsukishima Kikai Co. Ltd.	329,100	3,269
Belc Co. Ltd.	92,600	3,267
^ Toho Zinc Co. Ltd.	1,153,000	3,253
Konoike Transport Co. Ltd.	251,100	3,250
Shindengen Electric Manufacturing Co. Ltd.	699,000	3,247
^ Kisoji Co. Ltd.	191,800	3,246
^ Tomy Co. Ltd.	586,600	3,242
Mitani Corp.	123,569	3,236
Sankyo Tateyama Inc.	216,200	3,204
Pal Co. Ltd.	101,200	3,193
Dydo Drinco Inc.	76,400	3,192
^ Kumiai Chemical Industry Co. Ltd.	400,300	3,190
OBIC Business Consultants Ltd.	72,800	3,188
Mitsui Sugar Co. Ltd.	737,000	3,186
Canon Electronics Inc.	169,000	3,185
^ Modec Inc.	228,500	3,177
YAMABIKO Corp.	78,700	3,170
Nishio Rent All Co. Ltd.	123,400	3,166
Benefit One Inc.	143,000	3,163
TV Asahi Holdings Corp.	201,670	3,157
Kohnan Shoji Co. Ltd.	231,500	3,145
Okamoto Industries Inc.	671,000	3,139
Raito Kogyo Co. Ltd.	418,500	3,128
^ Takata Corp.	308,927	3,126
SMS Co. Ltd.	219,500	3,108
Sac's Bar Holdings Inc.	166,800	3,106
Mitsuboshi Belting Co. Ltd.	390,000	3,105
Ichibanya Co. Ltd.	73,100	3,100
BML Inc.	99,200	3,099
Daiwabo Holdings Co. Ltd.	1,634,000	3,083
Yokohama Reito Co. Ltd.	390,800	3,082
Tamron Co. Ltd.	146,800	3,073
Ohsho Food Service Corp.	91,300	3,062
Goldcrest Co. Ltd.	149,320	3,053
Mitsui-Soko Holdings Co. Ltd.	938,000	3,053
Riken Corp.	798,000	3,018
Wowow Inc.	102,400	3,012
^ Marvelous Inc.	258,400	3,010
Bando Chemical Industries Ltd.	708,000	2,993
Nippon Thompson Co. Ltd.	606,000	2,991
Shikoku Chemicals Corp.	341,000	2,982
^ Juki Corp.	258,000	2,981
* Create Restaurants Holdings Inc.	126,210	2,978
^ Daido Metal Co. Ltd.	310,400	2,960
^ Shibuya Kogyo Co. Ltd.	167,200	2,953
Daiso Co. Ltd.	774,000	2,953

Warabeya Nichiyo Co. Ltd.	109,500	2,944
Kyokuto Securities Co. Ltd.	200,500	2,928
^ JCR Pharmaceuticals Co. Ltd.	127,400	2,927
Toa Corp. (Tokyo Shares 1885)	1,722,000	2,924
* Ishihara Sangyo Kaisha Ltd.	3,152,000	2,922
^ Tokyotokeiba Co. Ltd.	1,221,000	2,915
Nippon Road Co. Ltd.	572,000	2,899
Bank of Saga Ltd.	1,217,000	2,895
Hiday Hidaka Corp.	118,680	2,889
UKC Holdings Corp.	136,300	2,876
Mitsubishi Shokuhin Co. Ltd.	129,600	2,876
Kura Corp.	93,200	2,875
Ichiyoshi Securities Co. Ltd.	313,500	2,874
Fujimi Inc.	208,800	2,865
Sakata INX Corp.	362,600	2,861
FIDEA Holdings Co. Ltd.	1,329,600	2,846
Okabe Co. Ltd.	355,100	2,844
Kato Works Co. Ltd.	483,000	2,839
Eiken Chemical Co. Ltd.	142,300	2,816
^ Tekken Corp.	1,027,000	2,805
Toridoll.corp	194,900	2,797
Sodick Co. Ltd.	368,600	2,797
Kinugawa Rubber Industrial Co. Ltd.	506,000	2,793
Shinko Plantech Co. Ltd.	337,600	2,791
Sanyo Shokai Ltd.	1,014,000	2,780
Sumitomo Seika Chemicals Co. Ltd.	404,000	2,772
Ikyu Corp.	132,100	2,768
Sumitomo Riko Co. Ltd.	341,900	2,764
^ Taihei Dengyo Kaisha Ltd.	266,000	2,759
^ Clarion Co. Ltd.	961,000	2,758
^ Hamakyorex Co. Ltd.	71,900	2,753
Round One Corp.	554,700	2,729
^ Ehime Bank Ltd.	1,271,000	2,727
Yokogawa Bridge Holdings Corp.	293,800	2,708
Hibiya Engineering Ltd.	204,900	2,701
Kyokuto Kaihatsu Kogyo Co. Ltd.	249,300	2,701
Goldwin Inc.	365,000	2,698
^ JVC Kenwood Corp.	1,146,800	2,697
Takamatsu Construction Group Co. Ltd.	129,800	2,695
^ Jamco Corp.	88,500	2,688
Aisan Industry Co. Ltd.	291,100	2,688
Kasai Kogyo Co. Ltd.	227,900	2,686
Joshin Denki Co. Ltd.	340,000	2,685
Tsugami Corp.	584,000	2,674
Japan Pulp & Paper Co. Ltd.	945,000	2,672
T Hasegawa Co. Ltd.	181,400	2,640
Sanshin Electronics Co. Ltd.	244,600	2,639
Cosel Co. Ltd.	224,500	2,625
C Uyemura & Co. Ltd.	49,600	2,625
Noritake Co. Ltd.	1,122,000	2,624
Teikoku Sen-I Co. Ltd.	183,300	2,608
Katakura Industries Co. Ltd.	227,300	2,596
Torii Pharmaceutical Co. Ltd.	100,400	2,593
Optex Co. Ltd.	116,300	2,589
Jimoto Holdings Inc.	1,474,200	2,588
Sanyo Electric Railway Co. Ltd.	675,093	2,571
Sakai Chemical Industry Co. Ltd.	789,000	2,571

Jeol Ltd.	607,000	2,555
Open House Co. Ltd.	153,000	2,548
Arcland Sakamoto Co. Ltd.	104,900	2,548
Sanyo Denki Co. Ltd.	392,000	2,531
J-Oil Mills Inc.	746,000	2,531
^ Kanto Denka Kogyo Co. Ltd.	361,000	2,529
SMK Corp.	540,000	2,485
Yellow Hat Ltd.	122,300	2,482
Nippon Carbon Co. Ltd.	853,000	2,473
Ines Corp.	249,800	2,455
Sogo Medical Co. Ltd.	71,400	2,440
Tamura Corp.	679,000	2,439
Belluna Co. Ltd.	405,100	2,434
Nittetsu Mining Co. Ltd.	514,000	2,416
Kansai Urban Banking Corp.	212,700	2,414
ASKA Pharmaceutical Co. Ltd.	186,600	2,413
Zenrin Co. Ltd.	178,500	2,403
Key Coffee Inc.	137,900	2,399
Pressance Corp.	67,500	2,399
Tsurumi Manufacturing Co. Ltd.	152,900	2,393
EPS Holdings Inc.	196,600	2,386
Chiba Kogyo Bank Ltd.	391,100	2,381
Union Tool Co.	80,000	2,370
^ Toyo Construction Co. Ltd.	617,700	2,361
Nippon Denko Co. Ltd.	1,024,500	2,338
Tokushu Tokai Paper Co. Ltd.	895,000	2,323
Towa Bank Ltd.	2,404,000	2,294
Nissin Corp.	724,000	2,284
Alpen Co. Ltd.	141,900	2,241
Toa Corp. (Tokyo Shares 6809)	208,000	2,231
Icom Inc.	93,500	2,223
Mito Securities Co. Ltd.	615,200	2,208
^ S Foods Inc.	109,000	2,206
Fukushima Industries Corp.	110,500	2,201
Vital KSK Holdings Inc.	290,500	2,199
Tocalo Co. Ltd.	107,100	2,199
Denki Kogyo Co. Ltd.	490,000	2,197
Kurimoto Ltd.	1,081,000	2,194
Chiyoda Integre Co. Ltd.	98,800	2,191
Konishi Co. Ltd.	114,600	2,179
Yurtec Corp.	262,000	2,178
Koa Corp.	238,500	2,175
Daisan Bank Ltd.	1,361,000	2,173
Mitsubishi Steel Manufacturing Co. Ltd.	1,056,000	2,169
Toyo Securities Co. Ltd.	636,000	2,165
^ Fujita Kanko Inc.	634,000	2,163
* Justsystems Corp.	317,100	2,156
Nissin Electric Co. Ltd.	359,300	2,155
Ministop Co. Ltd.	102,100	2,119
Daiichi Jitsugyo Co. Ltd.	379,000	2,116
Tv Tokyo Holdings Corp.	133,900	2,111
Nippon Synthetic Chemical Industry Co. Ltd.	334,000	2,111
Elecom Co. Ltd.	92,300	2,109
Tonami Holdings Co. Ltd.	622,000	2,107
^ Daiho Corp.	520,000	2,082
Mie Bank Ltd.	939,000	2,075
Ryoyo Electro Corp.	170,700	2,070

	Fukuda Corp.	314,000	2,049
	Starzen Co. Ltd.	631,000	2,045
	Nohmi Bosai Ltd.	176,100	2,045
	Idec Corp.	236,400	2,030
*	Unitika Ltd.	4,322,000	2,021
	Shimizu Bank Ltd.	67,900	2,017
	Tsukuba Bank Ltd.	615,300	2,009
	Maruzen Showa Unyu Co. Ltd.	569,000	2,006
	GCA Savvian Corp.	129,100	2,001
^	F@N Communications Inc.	261,600	1,996
	Itoki Corp.	368,100	1,995
^	Nippon Sharyo Ltd.	653,000	1,984
	Fudo Tetra Corp.	1,264,000	1,982
	Chukyo Bank Ltd.	1,032,000	1,981
^	NS United Kaiun Kaisha Ltd.	877,000	1,980
^	Japan Cash Machine Co. Ltd.	151,300	1,979
	Neturen Co. Ltd.	287,500	1,972
	Broadleaf Co. Ltd.	205,200	1,968
^	Michinoku Bank Ltd.	1,118,000	1,968
^	Rock Field Co. Ltd.	75,500	1,968
	Oyo Corp.	148,200	1,968
	Toyo Corp.	245,900	1,967
	Tenma Corp.	120,800	1,967
^	Tabuchi Electric Co. Ltd.	202,700	1,965
*,^ Kintetsu Department Store Co. Ltd.		716,000	1,964
	Denyo Co. Ltd.	129,500	1,957
*,^ Tokyo Rope Manufacturing Co. Ltd.		1,118,000	1,955
	Aiphone Co. Ltd.	118,500	1,953
	Misawa Homes Co. Ltd.	240,300	1,952
	Cawachi Ltd.	121,700	1,949
	Senshukai Co. Ltd.	297,500	1,949
^	Nippon Ceramic Co. Ltd.	145,500	1,948
	Pack Corp.	94,700	1,947
	Meiko Network Japan Co. Ltd.	175,400	1,947
*,^ Nippon Yakin Kogyo Co. Ltd.		1,098,300	1,931
	Sagami Chain Co. Ltd.	183,952	1,929
	Kaga Electronics Co. Ltd.	149,700	1,923
	Toenec Corp.	296,000	1,922
	Nippon Koei Co. Ltd.	520,000	1,921
^	Kappa Create Holdings Co. Ltd.	181,500	1,914
	Achilles Corp.	1,529,000	1,903
*	KNT-CT Holdings Co. Ltd.	1,080,000	1,899
	Nitto Kohki Co. Ltd.	87,700	1,897
^	Keiyo Co. Ltd.	408,200	1,889
	Roland DG Corp.	76,600	1,878
^	OSJB Holdings Corp.	955,500	1,876
	Meisei Industrial Co. Ltd.	383,700	1,875
	Tokyo Tekko Co. Ltd.	380,000	1,854
	Sinfonia Technology Co. Ltd.	1,053,000	1,849
	Yonekyu Corp.	81,500	1,848
	ESPEC Corp.	177,600	1,842
	Tosei Corp.	271,800	1,808
	Kyodo Printing Co. Ltd.	643,000	1,793
^	Akebono Brake Industry Co. Ltd.	593,900	1,789
	Futaba Industrial Co. Ltd.	422,600	1,789
	Arakawa Chemical Industries Ltd.	151,600	1,787
	Sumitomo Densetsu Co. Ltd.	132,700	1,786

Kyokuyo Co. Ltd.	789,000	1,784
Daiken Corp.	649,000	1,774
Maruwa Co. Ltd.	77,743	1,762
Japan Digital Laboratory Co. Ltd.	120,200	1,761
Aderans Co. Ltd.	215,100	1,748
^ Pasona Group Inc.	165,000	1,740
Toyo Kohan Co. Ltd.	381,000	1,728
Artnature Inc.	202,200	1,725
France Bed Holdings Co. Ltd.	1,112,000	1,716
Kita-Nippon Bank Ltd.	60,400	1,707
Itochu-Shokuhin Co. Ltd.	48,400	1,701
Okuwa Co. Ltd.	207,000	1,700
K&O Energy Group Inc.	117,900	1,695
Ryoden Trading Co. Ltd.	214,000	1,689
^ CHIMNEY Co. Ltd.	59,960	1,688
Hisaka Works Ltd.	179,100	1,685
^ Megachips Corp.	149,600	1,680
Keihanshin Building Co. Ltd.	275,000	1,665
Shinko Shoji Co. Ltd.	159,900	1,661
^ Tsukui Corp.	213,800	1,656
Nippon Valqua Industries Ltd.	632,000	1,655
Osaka Steel Co. Ltd.	100,000	1,653
Taiho Kogyo Co. Ltd.	127,600	1,652
Nichiden Corp.	70,700	1,651
^ Toyo Tanso Co. Ltd.	108,300	1,649
Kamei Corp.	176,300	1,649
Weathernews Inc.	47,961	1,646
Kitagawa Iron Works Co. Ltd.	684,000	1,638
Fujibo Holdings Inc.	847,000	1,636
Sekisui Plastics Co. Ltd.	450,000	1,634
Toyo Kanetsu KK	887,000	1,612
Nagatanien Co. Ltd.	183,000	1,611
Nippon Parking Development Co. Ltd.	1,170,400	1,598
Kanematsu Electronics Ltd.	100,800	1,597
* Mitsubishi Paper Mills Ltd.	2,200,000	1,595
Happinet Corp.	150,700	1,595
CONEXIO Corp.	134,000	1,593
Riken Technos Corp.	378,200	1,589
Hioki EE Corp.	70,500	1,585
Furuno Electric Co. Ltd.	215,100	1,584
^ Osaki Electric Co. Ltd.	296,000	1,573
^ Godo Steel Ltd.	867,000	1,572
Fujitsu Frontech Ltd.	101,700	1,570
* SWCC Showa Holdings Co. Ltd.	2,136,000	1,568
^ U-Shin Ltd.	249,400	1,558
^ Zuiko Corp.	41,700	1,550
Funai Electric Co. Ltd.	138,400	1,544
Nippon Kanzai Co. Ltd.	62,300	1,543
Aichi Corp.	255,400	1,542
JSP Corp.	91,300	1,541
Mitsui High-Tec Inc.	241,600	1,525
^ Yushin Precision Equipment Co. Ltd.	79,300	1,523
Chuetsu Pulp & Paper Co. Ltd.	826,000	1,522
Tokyo Energy & Systems Inc.	168,000	1,521
Dai Nippon Toryo Co. Ltd.	1,022,000	1,516
Koatsu Gas Kogyo Co. Ltd.	278,000	1,511
Daikokutenbussan Co. Ltd.	39,100	1,509

^	Maeda Kosen Co. Ltd.	171,500	1,503
	Yahagi Construction Co. Ltd.	223,300	1,502
	Nissei ASB Machine Co. Ltd.	76,300	1,499
	Melco Holdings Inc.	85,400	1,492
	Elematec Corp.	63,800	1,490
	Arata Corp.	89,200	1,487
^	Torishima Pump Manufacturing Co. Ltd.	197,000	1,471
	Nippon Beet Sugar Manufacturing Co. Ltd.	872,000	1,456
	Daiwa Industries Ltd.	219,600	1,448
	Nippon Chemiphar Co. Ltd.	236,000	1,430
	Japan Transcity Corp.	370,000	1,418
	Showa Aircraft Industry Co. Ltd.	140,000	1,407
	Toho Co. Ltd. (Tokyo Shares 8142)	71,000	1,403
	Fuso Pharmaceutical Industries Ltd.	574,000	1,380
	Shin-Etsu Polymer Co. Ltd.	265,700	1,368
	Yusen Logistics Co. Ltd.	122,700	1,368
	AOI Electronics Co. Ltd.	39,230	1,368
	Japan Vilene Co. Ltd.	204,000	1,361
	Uchida Yoko Co. Ltd.	413,000	1,359
	Studio Alice Co. Ltd.	75,600	1,349
	Ateam Inc.	68,600	1,345
	Atsugi Co. Ltd.	1,428,000	1,338
	Fuji Oil Co. Ltd.	354,300	1,334
*	Nakayama Steel Works Ltd.	1,844,000	1,322
	Tsutsumi Jewelry Co. Ltd.	60,500	1,317
	Tosho Co. Ltd.	54,100	1,309
	Takiron Co. Ltd.	303,000	1,307
	Chori Co. Ltd.	84,200	1,300
^	Sun Frontier Fudousan Co. Ltd.	160,900	1,300
*,^ Janome Sewing Machine Co. Ltd.		1,259,000	1,299
	Komatsu Seiren Co. Ltd.	254,700	1,296
	Tatsuta Electric Wire and Cable Co. Ltd.	317,900	1,295
	Matsuya Foods Co. Ltd.	66,500	1,295
	Shibusawa Warehouse Co. Ltd.	447,000	1,290
^	Kobelco Eco-Solutions Co. Ltd.	236,000	1,265
	Mars Engineering Corp.	73,200	1,255
^	Mitsubishi Kakoki Kaisha Ltd.	441,000	1,244
	Mitani Sekisan Co. Ltd.	87,200	1,241
	Hakuto Co. Ltd.	100,500	1,236
	Kanaden Corp.	154,700	1,234
	Matsuda Sangyo Co. Ltd.	103,500	1,202
	Sinanen Co. Ltd.	314,000	1,192
*	Fujiya Co. Ltd.	758,000	1,180
	Japan Radio Co. Ltd.	339,000	1,148
	Shinwa Co. Ltd.	70,100	1,145
^	Asahi Co. Ltd.	95,400	1,138
	Hosokawa Micron Corp.	239,000	1,126
^	WATAMI Co. Ltd.	135,600	1,114
	Cleanup Corp.	147,100	1,089
^	Japan Drilling Co. Ltd.	41,700	1,087
	Parco Co. Ltd.	109,300	1,086
^	Hokkaido Gas Co. Ltd.	467,000	1,081
	Sanoh Industrial Co. Ltd.	163,600	1,080
	Mitsubishi Research Institute Inc.	42,600	1,071
^	JP-Holdings Inc.	391,300	1,071
^	Nihon Trim Co. Ltd.	35,800	1,060
	Kyosan Electric Manufacturing Co. Ltd.	349,000	1,053

	NDS Co. Ltd.	384,000	1,036
^	Ichikoh Industries Ltd.	470,000	1,029
	Asunaro Aoki Construction Co. Ltd.	151,600	1,029
	Mitsui Matsushima Co. Ltd.	965,571	1,020
	Maezawa Kyuso Industries Co. Ltd.	79,200	1,019
	Seika Corp.	417,000	1,019
	Zuken Inc.	103,900	1,009
	Onoken Co. Ltd.	107,800	1,006
^	Kourakuen Holdings Corp.	79,788	1,005
	Organo Corp.	246,000	999
	Nippon Coke & Engineering Co. Ltd.	1,073,000	995
	Information Services International-Dentsu Ltd.	83,000	993
	Yomiuri Land Co. Ltd.	285,000	992
	CAC Holdings Corp.	113,400	986
	Mitsubishi Nichiyu Forklift Co. Ltd.	206,600	985
	Iwasaki Electric Co. Ltd.	480,000	975
	Mimasu Semiconductor Industry Co. Ltd.	108,700	975
	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	308,000	974
	Daisyo Corp.	74,200	967
	Chugai Ro Co. Ltd.	439,000	961
	Rhythm Watch Co. Ltd.	700,000	959
	CMK Corp.	395,200	959
	Nice Holdings Inc.	563,000	948
	Advan Co. Ltd.	63,900	944
	Tosho Printing Co. Ltd.	252,000	940
	Sankyo Seiko Co. Ltd.	239,300	934
	KFC Holdings Japan Ltd.	50,000	925
	Takaoka Toko Co. Ltd.	72,100	920
	Yushiro Chemical Industry Co. Ltd.	82,100	914
*,^ Giken Ltd.		68,200	909
	Maezawa Kasei Industries Co. Ltd.	90,200	904
	Corona Corp. Class A	89,700	902
^	Teikoku Electric Manufacturing Co. Ltd.	120,200	897
	Nihon Yamamura Glass Co. Ltd.	593,000	882
	Gecoss Corp.	91,200	879
	Nihon Dempa Kogyo Co. Ltd.	121,200	878
	Toli Corp.	331,000	872
	Gun-Ei Chemical Industry Co. Ltd.	322,000	872
	Tomoku Co. Ltd.	377,000	871
^	Toda Kogyo Corp.	315,000	868
	T RAD Co. Ltd.	447,000	849
	Kitano Construction Corp.	328,000	848
	Asahi Organic Chemicals Industry Co. Ltd.	415,000	847
^	Honeys Co. Ltd.	100,920	841
^	CMIC Holdings Co. Ltd.	61,700	835
	Shiroki Corp.	287,000	833
^	Gakken Holdings Co. Ltd.	413,000	822
	Future Architect Inc.	132,600	821
	Hokkan Holdings Ltd.	354,000	821
	Pronexus Inc.	119,300	817
	Taisei Lamick Co. Ltd.	33,600	783
	Dunlop Sports Co. Ltd.	81,171	782
	Axell Corp.	55,400	782
^	Srg Takamiya Co. Ltd.	130,700	774
	Sumitomo Precision Products Co. Ltd.	204,000	772
	NEC Capital Solutions Ltd.	51,100	756
*,^ Aplus Financial Co. Ltd.		675,800	735

^	Dai-ichi Seiko Co. Ltd.	50,500	729
	Noritsu Koki Co. Ltd.	137,500	729
	Japan Pure Chemical Co. Ltd.	36,300	713
*	Shin Nippon Biomedical Laboratories Ltd.	129,900	707
	Right On Co. Ltd.	83,900	704
	Mitsui Home Co. Ltd.	148,000	699
*,^ FDK Corp.		650,000	698
	Airport Facilities Co. Ltd.	132,700	698
	Okura Industrial Co. Ltd.	256,000	696
^	ValueCommerce Co. Ltd.	146,900	687
	Fujikura Kasei Co. Ltd.	153,200	687
	Uniden Holdings Corp.	389,000	683
	Mory Industries Inc.	219,000	680
*,^ Kinki Sharyo Co. Ltd.		231,000	676
^	Tokyo Rakutenchi Co. Ltd.	168,000	675
	Endo Lighting Corp.	60,300	674
	Takihyo Co. Ltd.	176,000	670
	Chuo Spring Co. Ltd.	256,000	667
	Krosaki Harima Corp.	311,000	666
*,^ Yamada SxL Home Co. Ltd.		857,000	657
	Alpha Systems Inc.	43,600	651
^	Toko Inc.	243,000	649
	ST Corp.	72,700	628
	Daidoh Ltd.	149,000	613
	Oenon Holdings Inc.	353,000	610
^	Aeon Fantasy Co. Ltd.	39,200	602
	Daikoku Denki Co. Ltd.	41,600	600
^	Inaba Seisakusho Co. Ltd.	52,000	574
	Shimojima Co. Ltd.	65,700	573
	Panasonic Industrial Devices SUNX Co. Ltd.	87,600	564
	Paris Miki Holdings Inc.	148,800	562
	Stella Chemifa Corp.	50,800	540
	NIFTY Corp.	47,200	536
*,^ Sanix Inc.		177,000	527
	Hodogaya Chemical Co. Ltd.	366,000	522
^	Toa Oil Co. Ltd.	377,000	508
^	Best Denki Co. Ltd.	413,600	501
	Tokyo Electron Device Ltd.	35,500	488
^	Pocket Card Co. Ltd.	90,300	446
^	Kojima Co. Ltd.	133,100	442
	Cybozu Inc.	139,000	383
*,^ Nissen Holdings Co. Ltd.		178,800	340
^	Shoko Co. Ltd.	373,000	340
	Olympic Group Corp.	53,700	317
*,^ Livesense Inc.		63,200	295
	Ohara Inc.	49,500	240
	Nippon Kasei Chemical Co. Ltd.	172,000	209
			31,661,292
Malaysia (0.8%)
	Public Bank Bhd. (Local)	26,714,514	132,708
	Malayan Banking Bhd.	43,942,290	105,661
	Tenaga Nasional Bhd.	30,233,600	96,439
	CIMB Group Holdings Bhd.	46,506,000	65,390
	Sime Darby Bhd.	27,788,700	63,402
	Axiata Group Bhd.	37,574,400	62,567
	DiGi.Com Bhd.	32,001,900	45,199
	Petronas Chemicals Group Bhd.	24,853,927	41,650

Genting Bhd.	19,076,200	40,571
Petronas Gas Bhd.	6,794,500	39,314
Maxis Bhd.	22,449,050	39,120
IHH Healthcare Bhd.	23,856,177	37,502
IOI Corp. Bhd.	32,050,286	35,536
Genting Malaysia Bhd.	25,419,500	28,377
Kuala Lumpur Kepong Bhd.	4,571,386	26,277
MISC Bhd.	12,744,930	25,970
AMMB Holdings Bhd.	16,467,000	24,065
IJM Corp. Bhd.	13,345,160	23,677
Gamuda Bhd.	18,203,500	22,909
British American Tobacco Malaysia Bhd.	1,212,500	21,389
SapuraKencana Petroleum Bhd.	33,126,022	21,217
PPB Group Bhd.	5,094,100	20,609
YTL Corp. Bhd.	46,062,086	19,022
Hong Leong Bank Bhd.	4,834,860	17,193
Telekom Malaysia Bhd.	9,601,100	16,440
Dialog Group Bhd.	36,085,344	15,189
UMW Holdings Bhd.	5,679,500	14,857
Petronas Dagangan Bhd.	2,599,000	14,320
2 Astro Malaysia Holdings Bhd.	17,180,700	13,790
RHB Capital Bhd.	6,151,400	11,952
Malaysia Airports Holdings Bhd.	7,590,400	11,912
Alliance Financial Group Bhd.	9,454,000	10,478
Westports Holdings Bhd.	9,268,300	9,710
YTL Power International Bhd.	23,371,280	9,587
Lafarge Malaysia Bhd.	3,596,200	8,884
Bumi Armada Bhd.	29,296,887	8,489
IOI Properties Group Bhd.	17,007,565	8,482
Genting Plantations Bhd.	2,946,700	8,009
Hong Leong Financial Group Bhd.	1,859,300	7,715
KLCCP Stapled Group	3,890,300	7,213
Hartalega Holdings Bhd.	3,159,940	7,153
Top Glove Corp. Bhd.	3,588,300	7,147
HAP Seng Consolidated Bhd.	5,014,200	7,066
Felda Global Ventures Holdings Bhd.	15,991,824	7,031
Cahya Mata Sarawak Bhd.	4,484,700	6,848
Bursa Malaysia Bhd.	2,885,900	6,111
Berjaya Sports Toto Bhd.	6,874,974	5,992
SP Setia Bhd Group	7,497,500	5,979
Sunway Bhd.	6,594,157	5,977
Kossan Rubber Industries	2,839,600	5,417
KPJ Healthcare Bhd.	4,814,990	5,414
QL Resources Bhd.	4,886,464	5,406
Mah Sing Group Bhd.	13,147,807	5,226
BIMB Holdings Bhd.	4,568,460	4,925
TIME dotCom Bhd.	2,561,040	4,526
TSH Resources Bhd.	7,293,750	4,273
MMC Corp. Bhd.	7,250,300	4,151
Berjaya Auto Bhd.	5,501,740	3,744
Inari Amertron Bhd.	4,039,500	3,630
AirAsia Bhd.	10,170,600	3,613
Pos Malaysia Bhd.	3,121,700	3,502
Malaysia Building Society Bhd.	7,156,700	3,382
UEM Sunrise Bhd.	12,805,503	3,264
CapitaMalls Malaysia Trust	8,829,300	3,163
Kulim Malaysia Bhd.	4,717,900	3,088

WCT Holdings Bhd.	7,970,028	2,933
Eastern & Oriental Bhd.	6,310,410	2,922
Pavilion REIT	7,175,900	2,912
* Yinson Holdings Bhd.	3,600,600	2,882
DRB-Hicom Bhd.	7,651,000	2,838
Media Prima Bhd.	8,063,100	2,802
Unisem M Bhd.	4,330,000	2,559
Malakoff Corp. Bhd.	5,103,700	2,307
OSK Holdings Bhd.	4,577,490	2,156
UMW Oil & Gas Corp. Bhd.	5,944,700	2,144
* MPHB Capital Bhd.	4,589,400	2,115
Berjaya Corp. Bhd.	20,670,300	2,106
Supermax Corp. Bhd.	3,225,000	2,074
Gas Malaysia Bhd.	3,083,700	2,015
IGB Corp. Bhd.	2,748,900	2,005
Malaysian Resources Corp. Bhd.	6,858,100	1,941
UOA Development Bhd.	3,611,900	1,842
Perdana Petroleum Bhd.	4,422,940	1,792
* KNM Group Bhd.	11,886,325	1,792
Datasonic Group Bhd.	5,398,600	1,780
CB Industrial Product Holding Bhd.	3,270,600	1,699
TA Enterprise Bhd.	9,381,600	1,680
Dayang Enterprise Holdings Bhd.	2,948,300	1,649
* Parkson Holdings Bhd.	4,655,520	1,626
Jaya Tiasa Holdings Bhd.	4,346,800	1,580
Muhibbah Engineering M Bhd.	2,634,200	1,554
* Puncak Niaga Holdings Bhd.	1,705,700	1,199
Coastal Contracts Bhd.	1,792,600	1,161
Wah Seong Corp. Bhd.	2,866,038	989
* Malaysia Marine and Heavy Engineering Holdings Bhd.	2,861,571	851
* Mulpha International Bhd.	9,195,600	830
* Perisai Petroleum Teknologi Bhd.	6,212,000	640
* AirAsia X Bhd.	11,041,250	592
Mudajaya Group Bhd.	1,777,766	544
Malaysian Bulk Carriers Bhd.	1,811,400	483
* Scomi Group Bhd.	8,240,100	430
* Lion Industries Corp. Bhd.	2,391,600	200
* Sunway Construction Group Bhd.	432,825	134
* Malaysia Building Society Bhd. Warrants Exp. 05/31/2016	568,847	122
* BIMB Holdings Bhd. Warrants Exp. 12/04/2023	741,960	83
* Malaysian Resources Corp. Bhd. Warrants Exp. 09/16/2018	2,286,033	81
* Eastern & Oriental Bhd Warrants Exp. 07/21/2019	1,014,820	76
* KNM Group Bhd. Warrants Exp. 11/15/2017	1,643,477	54
* Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	111,300	52
* CB Industrial Product Holding Bhd Warrants Exp. 10/31/2019	462,666	50
* Mah Sing Group Bhd. Warrants Exp. 03/18/2018	714,028	46
* KNM Group BHD Warrants Exp. 04/21/2020	1,085,087	41
* Mah Sing Group Warrants Exp. 01/15/2026	895,021	40
* WCT Holdings Bhd. Warrants Exp. 12/11/2017	558,140	28
* AirAsia X Bhd. Warrants Exp. 06/08/2020	1,955,625	28
* Kulim Malaysia Bhd. Warrants Exp. 02/27/2016	165,750	13
* MBM Resources Bhd. Warrants Exp. 06/14/2017	88,380	10
* WCT Holdings Bhd. Warrants Exp. 03/10/2016	288,480	5
* Coastal Contracts Bhd. Warrants Exp. 07/18/2016	46,016	4
* OSK Holdings Bhd Warrants Exp. 07/22/2020	1,144,372	—
		1,423,310

Mexico (0.9%)
America Movil SAB de CV	244,725,509	238,005
Fomento Economico Mexicano SAB de CV	18,540,751	168,118
Grupo Televisa SAB	22,625,027	157,859
Wal-Mart de Mexico SAB de CV	48,243,022	117,190
Grupo Financiero Banorte SAB de CV	19,574,606	103,021
* Cemex SAB de CV	110,558,975	94,211
Grupo Mexico SAB de CV Class B	33,431,900	91,420
Fibra Uno Administracion SA de CV	20,804,458	49,969
Alfa SAB de CV Class A	24,296,373	48,284
* Grupo Bimbo SAB de CV Class A	16,000,479	42,929
Grupo Financiero Inbursa SAB de CV	17,616,930	39,995
Grupo Aeroportuario del Sureste SAB de CV Class B	1,913,880	28,642
Mexichem SAB de CV	9,479,245	27,763
Coca-Cola Femsa SAB de CV	3,539,673	26,758
Grupo Aeroportuario del Pacifico SAB de CV Class B	2,918,342	23,037
Grupo Financiero Santander Mexico SAB de CV Class B	12,676,236	22,540
* Promotora y Operadora de Infraestructura SAB de CV	1,682,973	19,377
Gruma SAB de CV Class B	1,455,849	19,075
Grupo Carso SAB de CV	4,101,374	18,620
Kimberly-Clark de Mexico SAB de CV Class A	7,366,569	17,085
Industrias Penoles SAB de CV	1,084,968	16,469
Gentera SAB de CV	9,564,666	16,449
Alsea SAB de CV	4,400,723	14,317
Arca Continental SAB de CV	2,349,721	14,141
Controladora Comercial Mexicana SAB de CV	3,825,367	11,208
* OHL Mexico SAB de CV	6,524,055	10,661
Megacable Holdings SAB de CV	2,614,689	10,628
Mexico Real Estate Management SA de CV	6,951,573	10,320
Grupo Aeroportuario del Centro Norte Sab de CV Class B	1,746,026	9,712
Grupo Lala SAB de CV	3,950,496	9,140
Bolsa Mexicana de Valores SAB de CV	4,965,020	8,912
PLA Administradora Industrial S de RL de CV	4,241,000	8,581
* Infraestructura Energetica Nova SAB de CV	1,689,517	8,251
Corp Inmobiliaria Vesta SAB de CV	4,641,936	7,805
Grupo Comercial Chedraui SA de CV	2,571,653	7,189
Grupo Elektra SAB DE CV	299,579	6,533
Industrias Bachoco SAB de CV Class B	1,369,812	6,533
* Genomma Lab Internacional SAB de CV Class B	6,564,972	6,091
* Grupo Aeromexico SAB de CV	3,592,461	5,643
* Industrias CH SAB de CV Class B	1,444,953	5,112
Grupo Sanborns SAB de CV	3,136,830	5,058
Prologis Property Mexico SA de CV	2,718,000	4,585
Organizacion Soriana SAB de CV Class B	2,211,330	4,425
* Controladora Vuela Cia de Aviacion SAB de CV Class A	3,061,100	4,193
Grupo Financiero Interacciones SA de CV	668,509	4,176
Alpek SAB de CV	2,931,556	4,035
Concentradora Fibra Danhos SA de CV	1,802,772	3,971
* Credito Real SAB de CV SOFOM ER	1,652,700	3,781
Concentradora Fibra Hotelera Mexicana SA de CV	3,442,605	3,716
Banregio Grupo Financiero SAB de CV	562,938	3,227
Grupo Herdez SAB de CV	1,178,516	3,173
* Hoteles City Express SAB de CV	2,107,735	3,075
* Empresas ICA SAB de CV	4,290,213	2,721
* Minera Frisco SAB de CV	4,498,137	2,655
* Qualitas Controladora SAB de CV	1,523,351	2,596
* Consorcio ARA SAB de CV	6,286,715	2,540

	Organizacion Cultiba SAB de CV	1,866,581	2,428
	TV Azteca SAB de CV	11,733,595	2,316
*	Grupo Simec SAB de CV Class B	639,410	1,830
*	Grupo Rotoplas SAB de CV	985,100	1,745
*	Urbi Desarrollos Urbanos SAB de CV	2,494,600	246
*	Corp GEO SAB de CV	2,276,157	234
*	Cemex SAB de CV ADR	22,973	195
	Grupo Aeroportuario del Pacifico SAB de CV ADR	1,200	95
			1,614,609
Netherlands (2.1%)
	Unilever NV	13,379,572	600,033
	ING Groep NV	33,199,341	564,292
	ASML Holding NV	2,792,380	277,727
	Unibail-Rodamco SE	846,554	225,434
	Koninklijke Philips NV	7,817,274	217,455
	Koninklijke Ahold NV	7,688,943	153,044
	Akzo Nobel NV	2,085,828	149,153
	Heineken NV	1,881,680	148,102
	RELX NV	8,085,214	134,781
	Aegon NV (Amsterdam Shares)	16,351,324	125,686
	Koninklijke KPN NV	26,724,991	105,727
*	Altice SA	810,697	102,294
	Koninklijke DSM NV	1,501,902	85,664
	Wolters Kluwer NV	2,530,930	83,847
^	ArcelorMittal	8,568,243	77,766
	Randstad Holding NV	941,287	64,393
	Gemalto NV	692,069	59,456
	Heineken Holding NV	842,816	58,564
	NN Group NV	1,748,924	53,984
	TNT Express NV	3,979,157	33,335
	Delta Lloyd NV	1,872,260	33,256
	Boskalis Westminster NV	666,432	32,591
	Koninklijke Vopak NV	566,920	29,647
	Aalberts Industries NV	832,155	26,137
*	OCI NV	706,135	23,720
	Wereldhave NV	348,346	20,610
*	SBM Offshore NV	1,553,696	18,955
	ASM International NV	418,626	18,824
	Eurocommercial Properties NV	395,424	17,072
*	PostNL NV	3,745,649	16,102
	TKH Group NV	355,600	15,254
	Arcadis NV	564,330	14,817
*	APERAM SA	397,107	14,661
	IMCD Group NV	342,649	12,590
	Corbion NV	534,240	11,246
*	Fugro NV	523,673	10,973
*	TomTom NV	1,001,158	10,826
*,2 GrandVision NV		437,703	10,691
*	Koninklijke BAM Groep NV	1,875,667	8,691
	USG People NV	567,202	8,673
	Vastned Retail NV	163,038	7,421
	Koninklijke Ten Cate NV	198,546	5,356
	Wessanen	465,878	4,996
	BinckBank NV	515,582	4,895
	NSI NV	1,065,533	4,775
	Accell Group	206,176	4,516
	Brunel International NV	172,093	3,371

*,^ Royal Imtech NV		1,017,478	3,231
*	Grontmij NV	569,062	2,801
	Aegon (New York Shares)	922	7
*,^ SNS REAAL NV		672,039	—
			3,717,442
New Zealand (0.2%)
	Spark New Zealand Ltd.	15,689,632	30,633
	Fletcher Building Ltd. (New Zealand Shares)	5,678,011	29,660
	Auckland International Airport Ltd.	7,572,505	27,011
	Fisher & Paykel Healthcare Corp. Ltd.	4,571,409	22,635
	Ryman Healthcare Ltd.	3,490,807	19,344
	SKYCITY Entertainment Group Ltd.	5,100,210	14,900
	SKY Network Television Ltd.	3,266,383	13,198
	Mighty River Power Ltd.	6,062,980	11,047
	Contact Energy Ltd.	3,165,707	10,345
	Kiwi Property Group Ltd.	11,020,947	10,037
*,^ Xero Ltd.		762,134	8,907
	Air New Zealand Ltd.	4,543,333	7,913
	Z Energy Ltd.	2,009,215	7,693
	Trade Me Group Ltd.	3,421,244	7,654
	Infratil Ltd.	3,541,769	7,547
	Goodman Property Trust	8,716,174	7,305
*	Chorus Ltd.	3,508,466	6,645
	Summerset Group Holdings Ltd.	1,831,702	5,051
	Precinct Properties New Zealand Ltd.	6,680,271	5,047
	Nuplex Industries Ltd.	1,666,711	5,003
	Argosy Property Ltd.	6,672,968	4,911
	Ebos Group Ltd.	681,524	4,903
	Freightways Ltd.	1,265,391	4,828
	Genesis Energy Ltd.	4,054,805	4,578
	Vector Ltd.	2,038,547	4,467
	Metlifecare Ltd.	1,088,950	3,488
	Vital Healthcare Property Trust	2,710,308	2,985
*	Diligent Corp.	743,468	2,814
	TOWER Ltd.	1,652,598	2,334
	Warehouse Group Ltd.	1,323,636	2,248
*	Heartland New Zealand Ltd.	2,626,142	2,045
*,^ a2 Milk Co. Ltd.		3,723,674	2,015
	Kathmandu Holdings Ltd.	1,606,090	1,801
	Fletcher Building Ltd. (Australia Shares)	240,759	1,265
*,^ New Zealand Oil & Gas Ltd.		1,827,609	603
*	Bathurst Resources Ltd.	1,188,709	13
			302,873
Norway (0.5%)
	DNB ASA	9,203,399	149,887
^	Statoil ASA	8,223,376	138,875
	Telenor ASA	5,968,277	130,927
	Yara International ASA	1,512,400	75,278
	Orkla ASA	6,730,162	53,744
	Norsk Hydro ASA	11,429,330	42,589
^	Marine Harvest ASA	2,699,420	33,322
^	Seadrill Ltd.	2,990,081	26,857
	Schibsted ASA Class A	691,234	24,082
	Gjensidige Forsikring ASA	1,470,423	23,572
*	Schibsted ASA Class B	688,554	22,507
*	Subsea 7 SA	2,363,464	20,648

^	TGS Nopec Geophysical Co. ASA	874,799	18,426
*	Storebrand ASA	3,843,083	15,497
^	Petroleum Geo-Services ASA	1,837,158	8,361
	SpareBank 1 SMN	1,069,011	8,277
*,^ Nordic Semiconductor ASA		1,291,798	8,234
	Bakkafrost P/F	268,763	8,159
*,^ DNO ASA		7,837,975	7,292
2	XXL ASA	643,553	7,112
	Atea ASA	798,472	6,917
^	Opera Software ASA	851,835	6,771
	Salmar ASA	427,530	6,748
*,^ Det Norske Oljeselskap ASA		939,532	5,762
	SpareBank 1 SR-Bank ASA	874,936	5,195
2	Aker Solutions ASA	1,234,792	4,920
2	BW LPG Ltd.	596,761	4,884
2	Entra ASA	505,605	4,596
	Prosafe SE	1,489,071	4,333
	Aker ASA	205,395	4,272
	Leroy Seafood Group ASA	120,860	4,158
*,^ Norwegian Air Shuttle ASA		91,362	3,941
*,^ REC Silicon ASA		19,768,020	3,550
	Wilh Wilhelmsen ASA	546,075	3,195
	Austevoll Seafood ASA	593,719	3,073
*	Norwegian Property ASA	2,352,360	2,730
	Stolt-Nielsen Ltd.	145,023	2,343
	BW Offshore Ltd.	2,893,235	1,736
*,^ Akastor ASA		1,104,042	1,494
*,^ Fred Olsen Energy ASA		162,731	756
^	Kvaerner ASA	1,071,718	617
*,^ Archer Ltd.		1,647,659	428
*,^ Odfjell Drilling Ltd.		344,800	253
			906,318
Other (0.2%)[3]
4	Vanguard FTSE Emerging Markets ETF	8,614,371	330,103

Peru (0.0%)
	Credicorp Ltd. (New York Shares)	302,999	39,965
	Credicorp Ltd.	141,272	18,662
	Cia de Minas Buenaventura SAA ADR	1,515,680	10,792
*	Cia de Minas Buenaventura SAA	289,871	2,293
			71,712
Philippines (0.4%)
	SM Investments Corp.	2,743,146	53,539
	Philippine Long Distance Telephone Co.	735,810	46,661
	Ayala Land Inc.	50,277,320	41,073
	Ayala Corp.	2,077,644	35,370
	SM Prime Holdings Inc.	66,971,986	31,392
	Universal Robina Corp.	7,495,300	31,346
	JG Summit Holdings Inc.	19,717,520	31,236
	Bank of the Philippine Islands	13,504,844	28,042
	BDO Unibank Inc.	12,365,627	27,130
	Aboitiz Equity Ventures Inc.	18,786,660	24,051
	Metropolitan Bank & Trust Co.	10,935,218	21,122
	Alliance Global Group Inc.	35,278,641	17,417
	GT Capital Holdings Inc.	555,122	16,974
	Manila Electric Co.	2,594,390	16,953

	International Container Terminal Services Inc.	7,008,200	16,838
	Jollibee Foods Corp.	3,621,870	15,040
	Globe Telecom Inc.	257,845	14,532
	Aboitiz Power Corp.	13,897,123	13,273
	Megaworld Corp.	97,090,400	10,058
	Metro Pacific Investments Corp.	94,240,200	9,987
	DMCI Holdings Inc.	35,519,000	9,214
	Energy Development Corp.	56,661,700	8,871
	Robinsons Land Corp.	13,832,334	8,511
	LT Group Inc.	24,255,000	7,881
	Security Bank Corp.	2,053,550	6,682
	Semirara Mining and Power Corp. Class A	2,487,840	6,475
	Puregold Price Club Inc.	7,850,400	6,351
	First Gen Corp.	10,803,800	6,104
	Bloomberry Resorts Corp.	26,901,000	5,702
*	Robinsons Retail Holdings Inc.	2,987,580	4,923
	Cosco Capital Inc.	29,016,700	4,694
*	Philippine National Bank	3,359,497	4,664
	Petron Corp.	21,329,400	4,659
	Vista Land & Lifescapes Inc.	29,566,350	4,576
	D&L Industries Inc.	9,214,400	4,341
	Manila Water Co. Inc.	6,783,200	3,702
	First Philippine Holdings Corp.	1,953,200	3,535
	Cebu Air Inc.	1,711,980	3,480
	Filinvest Land Inc.	84,242,000	3,480
	Nickel Asia Corp.	14,920,400	3,441
	Emperador Inc.	17,640,004	3,397
	Rizal Commercial Banking Corp.	3,706,180	3,210
	Belle Corp.	38,036,808	3,079
	Lopez Holdings Corp.	16,673,070	2,628
*	Melco Crown Philippines Resorts Corp.	14,151,200	2,476
	Philex Mining Corp.	11,363,400	1,340
	Travellers International Hotel Group Inc.	11,393,700	1,328
*	Atlas Consolidated Mining & Development Corp.	5,044,600	608
	San Miguel Corp.	318,797	392
			631,778
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	7,420,839	57,478
^	Polski Koncern Naftowy Orlen SA	2,748,805	55,492
	Powszechny Zaklad Ubezpieczen SA	482,633	55,255
	Bank Pekao SA	1,124,931	47,406
	KGHM Polska Miedz SA	1,181,589	29,749
	PGE Polska Grupa Energetyczna SA	6,247,957	29,365
^	Polskie Gornictwo Naftowe i Gazownictwo SA	15,277,580	25,467
*	LPP SA	11,005	22,473
*	Bank Zachodni WBK SA	249,036	19,862
	Energa SA	2,796,835	15,098
	Orange Polska SA	5,578,618	12,007
	CCC SA	222,688	11,390
*	Cyfrowy Polsat SA	1,849,694	11,324
*	mBank SA	106,049	10,624
	Asseco Poland SA	634,438	9,685
*	Alior Bank SA	407,582	9,329
*	Grupa Azoty SA	409,441	9,206
^	Tauron Polska Energia SA	8,984,720	9,026
*,^ Bank Millennium SA		5,102,304	8,315
^	Eurocash SA	680,484	7,825

	Enea SA	1,849,607	7,223
	TVN SA	1,328,926	7,006
	Bank Handlowy w Warszawie SA	278,034	6,828
*,^ Grupa Lotos SA		779,884	6,512
	PKP Cargo SA	251,277	5,350
	Synthos SA	4,081,323	5,090
	Kernel Holding SA	423,875	4,919
	Budimex SA	86,123	4,237
^	Lubelski Wegiel Bogdanka SA	288,410	4,000
*	Ciech SA	213,636	3,991
*	CD Projekt Red SA	550,035	3,865
	Netia SA	2,575,548	3,862
*	Getin Noble Bank SA	9,684,625	3,108
	Warsaw Stock Exchange	209,661	2,714
	Fabryki Mebli Forte SA	129,219	2,015
*,^ Jastrzebska Spolka Weglowa SA		461,952	1,454
*	Integer.pl SA	37,360	1,332
	Boryszew SA	739,273	1,169
*,^ Getin Holding SA		2,444,706	1,028
			532,079
Portugal (0.1%)
	EDP - Energias de Portugal SA	16,547,077	61,225
	Galp Energia SGPS SA	3,233,757	37,525
	Jeronimo Martins SGPS SA	2,071,577	30,794
*	Banco Comercial Portugues SA	320,049,941	24,562
	NOS SGPS SA	1,930,779	16,354
	CTT-Correios de Portugal SA	1,277,697	13,180
	EDP Renovaveis SA	1,652,657	12,096
	Sonae SGPS SA	7,801,796	10,817
	Portucel SA	2,800,814	10,696
	Altri SGPS SA	1,112,957	4,743
*,^ Banco BPI SA		2,950,233	3,346
	REN - Redes Energeticas Nacionais SGPS SA	1,018,636	3,055
^	Mota-Engil SGPS SA	713,179	1,901
*,^ Pharol SGPS SA		3,886,082	1,450
	Sonaecom - SGPS SA	226,781	570
*	Banco Espirito Santo SA	19,970,703	120
			232,434
Russia (0.7%)
	Gazprom PAO	69,485,570	160,645
	Magnit PJSC GDR	2,398,322	130,102
	Lukoil OAO	2,928,536	120,563
	Sberbank of Russia	89,989,122	105,549
	MMC Norilsk Nickel OJSC	407,553	62,335
	Gazprom PAO ADR (London Shares)	12,563,741	58,418
	NOVATEK OAO	5,763,160	55,265
	Lukoil PJSC ADR (London Shares)	1,224,510	50,693
	Surgutneftegas OAO Preference Shares	65,891,300	40,356
	NOVATEK OAO GDR	390,868	38,988
	Tatneft OAO	7,720,653	37,810
	VTB Bank JSC	30,083,824,410	35,250
	Mobile TeleSystems PJSC ADR	4,259,649	34,929
	AK Transneft OAO Preference Shares	13,291	29,832
	Rosneft OAO	7,036,429	27,022
*	Uralkali PJSC	8,494,174	22,366
	Tatneft OAO ADR (London Shares)	739,764	21,770

	Surgutneftegas OAO	37,604,436	20,741
	Alrosa PAO	15,283,400	17,656
2	VTB Bank JSC GDR	7,018,861	16,543
	Surgutneftegas OAO ADR	2,399,289	13,447
	Moscow Exchange MICEX-RTS OAO	11,736,270	13,396
	Rostelecom OJSC	9,143,753	12,610
	Rosneft OAO GDR	3,020,959	11,660
	MegaFon PJSC GDR	827,004	10,254
	Sistema JSFC GDR	1,172,018	9,950
	Severstal PAO	880,008	9,816
	Novolipetsk Steel OJSC GDR	737,782	9,701
	RusHydro JSC	1,102,446,350	9,569
	PhosAgro OAO GDR	658,559	8,956
	Severstal PAO GDR	575,810	6,495
	Bashneft PAO	183,905	5,669
	E.ON Russia JSC	122,671,196	5,156
	Magnitogorsk Iron & Steel Works OJSC	12,613,490	3,868
	LSR Group PJSC GDR	1,637,297	3,589
	Sberbank of Russia ADR (London Shares)	708,368	3,494
	Inter RAO UES PJSC	158,072,393	2,907
	Acron JSC	68,217	2,828
*	DIXY Group PJSC	513,010	2,763
	Federal Grid Co. Unified Energy System JSC	2,272,502,440	2,499
*	Aeroflot - Russian Airlines OJSC	3,223,421	2,050
	M Video OJSC	592,056	1,873
*	Rosseti JSC	214,554,055	1,641
	TMK OAO GDR	410,916	1,598
*,^ Mechel ADR		1,013,439	987
	Mosenergo OAO	49,770,556	708
	Novolipetsk Steel OJSC	445,750	573
	OGK-2 OAO	138,346,306	560
*	Raspadskaya OAO	773,900	456
	MMC Norilsk Nickel PJSC ADR	9,538	147
	Tatneft OAO ADR	3,534	103
	Gazprom PAO ADR	10,809	50
	Sberbank of Russia ADR	8,082	40
	Lukoil PJSC ADR	909	38
*	Mechel	14,601	14
			1,246,298
Singapore (1.0%)
	DBS Group Holdings Ltd.	15,313,701	226,509
	Oversea-Chinese Banking Corp. Ltd.	27,076,264	203,975
	Singapore Telecommunications Ltd.	62,885,759	187,483
	United Overseas Bank Ltd.	10,328,314	167,959
	Keppel Corp. Ltd.	12,262,472	66,941
	CapitaLand Ltd.	21,749,498	51,344
*	Global Logistic Properties Ltd.	26,317,158	44,273
	Wilmar International Ltd.	18,046,018	42,119
	Singapore Press Holdings Ltd.	13,735,080	41,888
	Singapore Exchange Ltd.	7,094,986	41,442
	ComfortDelGro Corp. Ltd.	17,578,987	38,689
	City Developments Ltd.	5,103,950	34,865
	Singapore Airlines Ltd.	4,354,587	34,267
	Genting Singapore plc	52,164,493	33,459
	CapitaLand Mall Trust	22,152,385	32,403
	Singapore Technologies Engineering Ltd.	13,249,217	31,648
	Ascendas REIT	16,982,156	29,937

	Hutchison Port Holdings Trust	43,572,721	26,124
	Suntec REIT	20,330,922	25,318
	Jardine Cycle & Carriage Ltd.	961,673	20,802
	Sembcorp Industries Ltd.	7,661,994	20,001
	UOL Group Ltd.	4,035,299	19,810
	CapitaLand Commercial Trust	17,098,574	17,787
	Singapore Post Ltd.	12,197,988	17,382
	Yangzijiang Shipbuilding Holdings Ltd.	18,064,997	16,978
	SATS Ltd.	5,347,100	14,657
	StarHub Ltd.	4,994,032	13,965
^	Sembcorp Marine Ltd.	7,040,311	13,436
	Noble Group Ltd.	38,885,966	12,892
	Golden Agri-Resources Ltd.	55,288,993	12,721
	Keppel REIT	15,615,989	12,235
	Venture Corp. Ltd.	2,084,642	11,926
	Mapletree Industrial Trust	10,506,280	11,679
	Mapletree Commercial Trust	11,294,000	11,237
	Mapletree Greater China Commercial Trust	15,697,100	11,215
	Mapletree Logistics Trust	12,500,000	10,120
	Raffles Medical Group Ltd.	2,377,100	8,299
	Starhill Global REIT	12,066,400	7,651
	United Engineers Ltd.	4,021,900	7,299
	Asian Pay Television Trust	11,807,900	7,184
^	Ezion Holdings Ltd.	11,284,100	7,103
	Frasers Centrepoint Trust	4,706,100	7,064
	Fortune REIT (Singapore Shares)	6,141,000	6,658
	CDL Hospitality Trusts	5,590,200	6,354
^	SMRT Corp. Ltd.	6,067,229	6,139
	Genting Hong Kong Ltd.	17,587,825	5,982
	M1 Ltd.	2,618,460	5,973
	AIMS AMP Capital Industrial REIT	5,448,992	5,962
	Ascott Residence Trust	6,495,700	5,917
	First Resources Ltd.	4,039,700	5,601
^	Olam International Ltd.	4,107,773	5,507
	Fortune REIT (Hong Kong Shares)	5,025,077	5,477
	Cambridge Industrial Trust	10,863,400	5,310
*,^ Neptune Orient Lines Ltd.		7,655,631	5,224
	Silverlake Axis Ltd.	7,101,580	5,021
*,^ SIIC Environment Holdings Ltd.		39,747,400	4,991
	SIA Engineering Co. Ltd.	1,879,823	4,953
	Frasers Commercial Trust	4,638,869	4,919
	CapitaLand Retail China Trust	4,196,380	4,873
*	Biosensors International Group Ltd.	9,534,600	4,837
	Cache Logistics Trust	5,982,500	4,710
	First REIT	4,364,200	4,486
	Wing Tai Holdings Ltd.	3,217,742	4,419
^	OUE Hospitality Trust	6,487,166	4,309
2	ARA Asset Management Ltd.	3,403,180	4,231
	Lippo Malls Indonesia Retail Trust	16,134,800	4,177
	Soilbuild Business Space REIT	6,364,100	3,967
^	Far East Hospitality Trust	7,759,100	3,959
	Religare Health Trust	4,983,100	3,831
	Ascendas India Trust	5,607,900	3,822
	Keppel DC REIT	4,761,200	3,765
	Yanlord Land Group Ltd.	5,348,664	3,761
	Frasers Centrepoint Ltd.	3,073,061	3,755
	SPH REIT	4,806,000	3,572

	Ascendas Hospitality Trust	6,952,100	3,524
*,^ China Animal Healthcare Ltd.		4,917,000	3,298
^	Sabana Shari'ah Compliant Industrial REIT	5,478,218	3,294
	Accordia Golf Trust	6,915,784	3,227
	OUE Ltd.	2,242,800	3,162
^	Sarine Technologies Ltd.	2,144,596	3,092
*,^ Yoma Strategic Holdings Ltd.		9,752,847	3,052
	Perennial Real Estate Holdings Ltd.	3,924,545	2,990
^	Super Group Ltd. (Singapore Shares)	3,819,800	2,798
	Croesus Retail Trust	4,105,000	2,758
	GuocoLeisure Ltd.	3,992,200	2,678
^	Hyflux Ltd.	4,335,100	2,658
*,^ China Everbright Water Ltd.		4,487,100	2,616
^	COSCO Corp. Singapore Ltd.	8,735,944	2,480
	Fraser and Neave Ltd.	1,373,630	2,372
^	OSIM International Ltd.	1,991,700	2,325
*,^ Tiger Airways Holdings Ltd.		10,590,737	2,314
^	Midas Holdings Ltd.	9,120,700	2,093
	Bumitama Agri Ltd.	2,570,400	1,732
*,^ Ezra Holdings Ltd.		14,874,332	1,465
	Boustead Singapore Ltd.	1,622,600	1,419
*,^ Vard Holdings Ltd.		4,192,800	1,388
	Indofood Agri Resources Ltd.	3,220,600	1,372
	CSE Global Ltd.	3,097,300	1,208
*	China Fishery Group Ltd.	9,033,000	1,202
	Raffles Education Corp. Ltd.	5,448,498	1,150
*	Ying Li International Real Estate Ltd.	7,541,800	1,000
	Keppel Telecommunications & Transportation Ltd.	788,000	848
	Hong Leong Asia Ltd.	951,000	828
*,^ Gallant Venture Ltd.		4,604,100	772
	Tat Hong Holdings Ltd.	1,747,000	647
*	GMG Global Ltd.	1,883,310	578
	Hi-P International Ltd.	1,418,000	511
*,^ Swiber Holdings Ltd.		4,140,000	449
*	Boustead Projects Ltd.	586,380	370
			1,878,218
South Africa (1.5%)
	Naspers Ltd.	3,107,888	440,006
	MTN Group Ltd.	15,094,911	251,733
	Sasol Ltd.	4,751,875	164,694
	Standard Bank Group Ltd.	10,350,955	124,581
	Steinhoff International Holdings Ltd.	20,093,704	122,441
	FirstRand Ltd.	26,060,636	112,730
	Remgro Ltd.	4,141,351	85,748
	Sanlam Ltd.	15,086,843	79,705
	Aspen Pharmacare Holdings Ltd.	2,619,351	77,194
	Bidvest Group Ltd.	2,760,813	67,541
	Woolworths Holdings Ltd.	7,576,451	59,461
	Shoprite Holdings Ltd.	3,734,659	49,649
	Growthpoint Properties Ltd.	21,522,503	47,303
	Barclays Africa Group Ltd.	2,780,128	40,949
	Netcare Ltd.	12,747,673	40,878
	Mr Price Group Ltd.	1,999,337	39,858
*	Brait SE	2,798,747	33,849
	Nedbank Group Ltd.	1,668,662	33,450
	Mediclinic International Ltd.	3,709,574	33,032
	Vodacom Group Ltd.	2,814,839	32,600

Tiger Brands Ltd.	1,387,151	31,231
RMB Holdings Ltd.	5,675,427	30,872
Redefine Properties Ltd.	32,843,010	29,975
Discovery Ltd.	2,767,151	29,696
Life Healthcare Group Holdings Ltd.	8,485,236	25,086
Truworths International Ltd.	3,645,855	24,646
Mondi Ltd.	1,010,680	24,178
SPAR Group Ltd.	1,470,475	22,996
Hyprop Investments Ltd.	2,102,846	21,523
* AngloGold Ashanti Ltd.	3,429,021	20,845
MMI Holdings Ltd.	8,786,111	20,446
Imperial Holdings Ltd.	1,465,966	19,817
Investec Ltd.	2,071,882	18,763
Gold Fields Ltd.	6,618,696	18,099
Foschini Group Ltd.	1,575,484	17,938
Pioneer Foods Ltd.	1,119,200	17,587
AVI Ltd.	2,649,585	16,775
Resilient Property Income Fund Ltd.	2,084,122	16,596
Capitec Bank Holdings Ltd.	446,881	16,456
* Impala Platinum Holdings Ltd.	4,496,515	16,218
Clicks Group Ltd.	2,083,215	15,878
Capital Property Fund Ltd.	13,333,696	15,529
* Sappi Ltd.	4,635,612	15,293
Coronation Fund Managers Ltd.	2,281,852	13,976
Barloworld Ltd.	1,938,747	13,783
Nampak Ltd.	5,164,008	13,095
Telkom SA SOC Ltd.	2,631,323	12,775
EOH Holdings Ltd.	922,253	12,563
* Anglo American Platinum Ltd.	515,236	10,759
Liberty Holdings Ltd.	900,422	10,119
Massmart Holdings Ltd.	934,597	9,988
Pick n Pay Stores Ltd.	1,955,241	9,139
PSG Group Ltd.	564,141	8,900
Tongaat Hulett Ltd.	914,030	8,813
DataTec Ltd.	1,600,216	8,647
JSE Ltd.	728,563	8,475
* Attacq Ltd.	4,846,998	8,436
AECI Ltd.	985,972	8,415
Sibanye Gold Ltd.	6,138,187	8,112
* Northam Platinum Ltd.	2,902,718	7,942
Omnia Holdings Ltd.	524,453	7,274
Sun International Ltd.	763,478	6,954
PPC Ltd.	3,885,987	6,907
* Super Group Ltd. (South Africa Shares)	2,449,599	6,873
Reunert Ltd.	1,366,044	6,819
^ Exxaro Resources Ltd.	1,135,015	6,742
* SA Corporate Real Estate Fund Nominees Pty Ltd.	17,225,302	6,344
^ Famous Brands Ltd.	547,569	5,583
* Emira Property Fund Ltd.	3,667,118	4,997
* Distell Group Ltd.	368,835	4,997
Santam Ltd.	290,043	4,899
Mpact Ltd.	1,347,885	4,793
Pick n Pay Holdings Ltd.	2,180,808	4,605
African Rainbow Minerals Ltd.	812,499	4,490
Astral Foods Ltd.	335,964	4,427
^ Kumba Iron Ore Ltd.	478,450	4,134
Cashbuild Ltd.	172,024	4,122

	Grindrod Ltd.	3,862,230	4,093
*	Peregrine Holdings Ltd.	1,399,567	3,648
	Metair Investments Ltd.	1,277,325	3,610
	Murray & Roberts Holdings Ltd.	3,451,770	3,542
	Wilson Bayly Holmes-Ovcon Ltd.	466,190	3,518
	Alexander Forbes Group Holdings Ltd.	4,898,710	3,486
^	Lewis Group Ltd.	721,316	3,287
	City Lodge Hotels Ltd.	286,912	3,199
	Fountainhead Property Trust	3,823,748	2,920
*,^ Harmony Gold Mining Co. Ltd.		3,020,302	2,875
	Hudaco Industries Ltd.	253,822	2,550
*	Curro Holdings Ltd.	903,420	2,498
	Adcorp Holdings Ltd.	955,087	2,409
	Blue Label Telecoms Ltd.	3,069,235	2,129
	Illovo Sugar Ltd.	1,777,079	1,876
	Oceana Group Ltd.	228,600	1,806
^	Assore Ltd.	260,331	1,739
	Clover Industries Ltd.	1,165,609	1,675
*	Royal Bafokeng Platinum Ltd.	571,223	1,639
*,^ ArcelorMittal South Africa Ltd.		1,410,672	1,634
*,^ Aveng Ltd.		3,008,142	1,539
	Raubex Group Ltd.	1,028,574	1,496
^	Invicta Holdings Ltd.	288,311	1,438
	Group Five Ltd.	768,556	1,430
*	Pinnacle Holdings Ltd.	967,274	929
*	Adcock Ingram Holdings Ltd.	183,471	727
	Merafe Resources Ltd.	7,336,477	469
^	DRDGOLD Ltd.	2,425,801	318
*	Adbee Rf Ltd.	28,920	78
*	African Bank Investments Ltd.	7,766,579	—
*	Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	8,952	—
			2,755,299
South Korea (2.9%)
	Samsung Electronics Co. Ltd.	875,422	879,567
	Hyundai Motor Co.	1,318,170	166,355
	SK Hynix Inc.	4,578,211	144,721
	Shinhan Financial Group Co. Ltd.	3,213,512	115,344
	Hyundai Mobis Co. Ltd.	576,329	104,998
	NAVER Corp.	230,476	102,960
	KT&G Corp.	1,040,171	97,771
	Amorepacific Corp.	271,632	95,355
	KB Financial Group Inc.	2,791,536	87,675
	POSCO	523,223	87,245
	Kia Motors Corp.	2,222,904	82,802
	LG Chem Ltd.	376,561	80,289
	Samsung Fire & Marine Insurance Co. Ltd.	334,479	79,468
	Korea Electric Power Corp.	1,452,181	62,828
	Hana Financial Group Inc.	2,498,842	62,190
	Samsung Life Insurance Co. Ltd.	672,084	61,454
	Samsung SDS Co. Ltd.	245,550	61,296
	LG Household & Health Care Ltd.	80,857	58,609
	SK Telecom Co. Ltd.	254,155	54,124
	SK C&C Co. Ltd.	199,491	51,977
	Samsung C&T Corp.	1,068,793	51,798
	Samsung Electronics Co. Ltd. GDR	93,942	47,649
	SK Innovation Co. Ltd.	523,568	44,320
	AMOREPACIFIC Group	259,910	43,123

	Coway Co. Ltd.	477,576	39,750
*,^ Celltrion Inc.		583,889	38,839
	SK Holdings Co. Ltd.	218,639	38,799
	LG Corp.	774,900	38,231
	Korea Zinc Co. Ltd.	90,551	37,910
	LG Display Co. Ltd.	1,928,442	36,604
	E-Mart Co. Ltd.	178,406	36,408
	Korea Aerospace Industries Ltd.	426,474	35,516
	Kangwon Land Inc.	974,673	35,515
	Samsung SDI Co. Ltd.	474,488	34,689
	Orion Corp.	34,063	33,579
	Hyundai Steel Co.	667,119	33,239
*	Cheil Industries Inc.	227,934	32,590
	CJ Corp.	124,314	32,410
	Korea Electric Power Corp. ADR	1,499,448	32,313
	Hyundai Development Co-Engineering & Construction	535,960	32,148
	LG Electronics Inc.	924,760	32,120
^	Hyundai Heavy Industries Co. Ltd.	378,861	31,431
^	Hanssem Co. Ltd.	120,661	30,577
^	Hotel Shilla Co. Ltd.	279,603	30,067
^	Daum Kakao Corp.	277,557	28,658
	Lotte Chemical Corp.	125,591	27,935
	Hyundai Glovis Co. Ltd.	164,200	27,316
	Shinhan Financial Group Co. Ltd. ADR	701,071	25,182
	Hyosung Corp.	207,358	25,165
	Industrial Bank of Korea	2,125,776	25,108
	BNK Financial Group Inc.	2,118,174	24,850
	NCSoft Corp.	126,202	23,627
	Samsung Securities Co. Ltd.	521,125	23,328
	CJ CheilJedang Corp.	63,600	22,314
	Samsung Electro-Mechanics Co. Ltd.	480,112	22,241
	Hankook Tire Co. Ltd.	638,126	22,181
	Lotte Shopping Co. Ltd.	98,410	21,204
	KCC Corp.	50,450	21,069
*	Woori Bank	2,575,457	21,005
	Daewoo Securities Co. Ltd.	1,615,616	19,907
	Dongbu Insurance Co. Ltd.	417,076	19,679
	S-Oil Corp.	356,933	19,059
	POSCO ADR	457,439	18,993
	Hanwha Corp.	453,088	18,376
	KEPCO Plant Service & Engineering Co. Ltd.	182,116	18,274
	Korea Investment Holdings Co. Ltd.	347,505	18,254
*,^ Hanmi Pharm Co. Ltd.		53,294	18,224
	LG Uplus Corp.	1,837,748	18,134
^	Samsung Heavy Industries Co. Ltd.	1,531,486	18,105
	Hyundai Engineering & Construction Co. Ltd.	617,843	18,061
	GS Holdings Corp.	443,277	17,089
	KB Financial Group Inc. ADR	535,076	16,850
	Hyundai Department Store Co. Ltd.	133,459	16,679
	Medy-Tox Inc.	36,208	16,465
*	KT Corp.	628,130	16,419
	Yuhan Corp.	68,006	15,702
*,^ ViroMed Co. Ltd.		102,635	15,455
	Daelim Industrial Co. Ltd.	230,158	14,600
	Hyundai Marine & Fire Insurance Co. Ltd.	526,343	14,245
*,^ Hanmi Science Co. ltd		126,402	14,051
	Hanwha Life Insurance Co. Ltd.	1,884,636	13,360

	S-1 Corp.	184,276	13,264
^	OCI Co. Ltd.	157,025	12,947
^	Youngone Corp.	257,491	12,826
	Hyundai Wia Corp.	137,903	12,446
	Hanwha Chemical Corp.	699,547	12,331
*	Cheil Worldwide Inc.	731,228	11,938
	DGB Financial Group Inc.	1,246,372	11,851
^	Hana Tour Service Inc.	78,505	11,608
	Lotte Confectionery Co. Ltd.	6,956	11,576
^	Hanwha Techwin Co. Ltd.	344,884	11,244
^	CJ CGV Co. Ltd.	111,228	11,102
	Hyundai Securities Co. Ltd.	1,490,425	10,882
^	Hyundai Greenfood Co. Ltd.	512,228	10,567
	Shinsegae Co. Ltd.	59,134	10,512
	Korean Reinsurance Co.	825,621	10,405
*	CJ E&M Corp.	163,411	10,353
^	Meritz Securities Co. Ltd.	2,061,209	10,263
*,^ Daewoo Engineering & Construction Co. Ltd.		1,730,437	10,170
	Lotte Chilsung Beverage Co. Ltd.	5,304	10,161
	Woori Investment & Securities Co. Ltd.	1,099,468	10,143
	Samsung Card Co. Ltd.	298,791	9,845
^	Dongsuh Cos. Inc.	265,167	9,421
^	Korea Kolmar Co. Ltd.	106,408	9,356
^	Green Cross Corp.	48,199	9,071
	Halla Visteon Climate Control Corp.	291,718	9,054
	KB Insurance Co. Ltd.	375,956	9,020
*	Korean Air Lines Co. Ltd.	300,359	8,989
	KT Corp. ADR	676,260	8,839
*,^ CJ Korea Express Co. Ltd.		59,792	8,758
^	Cosmax Inc.	50,238	8,728
	Korea Gas Corp.	242,180	8,714
^	Samyang Holdings Corp.	52,999	8,640
*,^ Com2uSCorp		81,083	8,634
^	LG Innotek Co. Ltd.	123,970	8,628
	Green Cross Holdings Corp.	245,149	8,601
^	SK Chemicals Co. Ltd.	141,060	8,537
	SK Networks Co. Ltd.	1,325,796	8,242
^	Paradise Co. Ltd.	403,256	8,159
*,^ GS Engineering & Construction Corp.		364,158	8,079
^	Kumho Petrochemical Co. Ltd.	155,216	8,003
	Mirae Asset Securities Co. Ltd.	211,127	7,902
	NongShim Co. Ltd.	29,141	7,738
^	Ottogi Corp.	10,946	7,688
^	LG Hausys Ltd.	50,877	7,684
*	Doosan Infracore Co. Ltd.	1,171,738	7,603
*,^ Kumho Tire Co. Inc.		1,240,083	7,165
^	Eo Technics Co. Ltd.	71,691	6,976
*	Ssangyong Cement Industrial Co. Ltd.	400,448	6,863
^	Fila Korea Ltd.	78,357	6,862
	Doosan Heavy Industries & Construction Co. Ltd.	403,224	6,857
	Daewoo International Corp.	382,338	6,771
*,^ NHN Entertainment Corp.		138,340	6,710
^	Kolon Industries Inc.	144,107	6,706
	SK Telecom Co. Ltd. ADR	278,767	6,688
	Hansae Co. Ltd.	149,319	6,634
*,^ LG Life Sciences Ltd.		103,446	6,255
*,^ Samsung Engineering Co. Ltd.		250,769	6,217

	LS Industrial Systems Co. Ltd.	137,414	6,097
*,^ Samlip General Foods Co. Ltd.		20,502	6,083
*,^ Seegene Inc.		117,795	5,928
^	Meritz Fire & Marine Insurance Co. Ltd.	423,480	5,873
*,^ Hyundai Elevator Co. Ltd.		85,121	5,799
^	GS Retail Co. Ltd.	126,898	5,653
	Doosan Corp.	63,987	5,600
^	LOTTE Himart Co. Ltd.	102,087	5,577
*	Huons Co. Ltd.	60,493	5,547
*,^ Muhak Co. Ltd.		120,889	5,533
^	Mando Corp.	57,441	5,468
^	Daou Technology Inc.	209,680	5,399
	Taekwang Industrial Co. Ltd.	5,193	5,383
^	Ilyang Pharmaceutical Co. Ltd.	113,094	5,365
*,^ GemVax & Kael Co. Ltd.		201,753	5,354
	KIWOOM Securities Co. Ltd.	95,805	5,351
	Young Poong Corp.	4,622	5,345
*,^ Hanjin Shipping Co. Ltd.		1,220,546	5,265
^	Hanjin Kal Corp.	216,513	5,226
	Korea Electric Terminal Co. Ltd.	60,004	5,221
	LG International Corp.	212,114	5,186
*,^ Medipost Co. Ltd.		54,614	5,137
	Hyundai Home Shopping Network Corp.	48,749	5,102
^	iMarketKorea Inc.	193,723	5,067
	Lotte Food Co. Ltd.	6,445	5,008
	SKC Co. Ltd.	161,817	4,919
^	OCI Materials Co. Ltd.	43,099	4,889
*,^ Osstem Implant Co. Ltd.		95,317	4,878
*,^ IS Dongseo Co. Ltd.		69,372	4,869
	LF Corp.	162,381	4,854
*,^ Hyundai Livart Furniture Co. Ltd.		89,339	4,841
*,^ Wonik IPS Co. Ltd.		463,054	4,827
	JB Financial Group Co. Ltd.	877,091	4,808
	Daesang Corp.	155,743	4,741
	LS Corp.	139,767	4,658
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	780,413	4,629
	GS Home Shopping Inc.	26,346	4,567
^	Hite Jinro Co. Ltd.	236,951	4,524
	Kwang Dong Pharmaceutical Co. Ltd.	363,741	4,504
^	Chong Kun Dang Pharmaceutical Corp.	64,130	4,501
^	Samsung Fine Chemicals Co. Ltd.	150,805	4,417
	CJ O Shopping Co. Ltd.	25,459	4,399
^	Seoul Semiconductor Co. Ltd.	316,656	4,278
^	Cuckoo Electronics Co. Ltd.	16,736	4,256
^	Kolao Holdings	227,333	4,236
^	KONA I Co. Ltd.	106,918	4,221
^	Hanjin Transportation Co. Ltd.	102,525	4,188
^	Grand Korea Leisure Co. Ltd.	159,478	4,086
^	Dong-A ST Co. Ltd.	34,425	4,080
^	Hyundai Mipo Dockyard Co. Ltd.	86,491	4,009
^	Korea Real Estate Investment & Trust Co. Ltd.	1,364,189	3,998
^	Handsome Co. Ltd.	117,218	3,979
*	Asiana Airlines Inc.	776,084	3,943
^	YG Entertainment Inc.	85,220	3,851
	Tongyang Life Insurance	296,016	3,849
	Dongwon F&B Co. Ltd.	9,771	3,843
*,^ Hyundai Merchant Marine Co. Ltd.		719,449	3,838

*,^ Webzen Inc.		138,195	3,806
^	Dongwon Industries Co. Ltd.	12,146	3,777
	Koh Young Technology Inc.	101,693	3,747
^	Binggrae Co. Ltd.	53,214	3,741
	Huchems Fine Chemical Corp.	191,258	3,711
*,^ Chabiotech Co. Ltd.		275,056	3,711
^	Meritz Financial Group Inc.	269,169	3,659
^	Bukwang Pharmaceutical Co. Ltd.	160,931	3,649
^	AK Holdings Inc.	46,192	3,641
	Hanil Cement Co. Ltd.	33,471	3,586
*,^ Kumho Industrial Co. Ltd.		227,079	3,568
*,^ Yuanta Securities Korea Co. Ltd.		766,959	3,559
	S&T Motiv Co. Ltd.	64,374	3,499
	Youngone Holdings Co. Ltd.	46,163	3,472
*,^ SM Entertainment Co.		128,036	3,462
*,^ WeMade Entertainment Co. Ltd.		74,471	3,448
^	Poongsan Corp.	152,270	3,418
	Hankook Tire Worldwide Co. Ltd.	227,077	3,394
^	Interpark Holdings Corp.	365,309	3,357
^	Nexen Tire Corp.	280,171	3,353
*,^ Gamevil Inc.		41,337	3,262
*,^ Humedix Co. Ltd.		47,169	3,239
*,^ Pan Ocean Co. Ltd.		838,027	3,108
^	Dong-A Socio Holdings Co. Ltd.	20,687	3,074
^	Daewoong Pharmaceutical Co. Ltd.	39,860	3,062
	LEENO Industrial Inc.	77,049	3,031
^	DuzonBIzon Co. Ltd.	166,373	3,026
*,^ Komipharm International Co. Ltd.		235,893	3,000
	Halla Holdings Corp.	68,027	2,990
*,^ Ssangyong Motor Co.		387,471	2,976
*,^ Seobu T&D		130,451	2,974
^	SFA Engineering Corp.	82,935	2,965
	Daishin Securities Co. Ltd.	320,510	2,919
^	Hyundai Rotem Co. Ltd.	192,435	2,884
^	Cosmax BTI Inc	36,730	2,876
*,^ Dongbu HiTek Co. Ltd.		194,012	2,851
^	Hyundai Corp.	114,101	2,827
^	Seah Besteel Corp.	98,243	2,776
*,^ Hanwha General Insurance Co. Ltd.		505,999	2,776
^	Dongkuk Steel Mill Co. Ltd.	520,424	2,682
*,^ SK Securities Co. Ltd.		2,389,407	2,669
^	Partron Co. Ltd.	367,226	2,532
^	Namyang Dairy Products Co. Ltd.	3,990	2,514
^	SK Gas Ltd.	34,707	2,504
	Soulbrain Co. Ltd.	68,061	2,463
*,^ Naturalendo Tech Co. Ltd.		120,470	2,432
	KT Skylife Co. Ltd.	119,148	2,429
*,^ i-SENS Inc.		50,469	2,425
	CJ Hellovision Co. Ltd.	215,679	2,371
	Daekyo Co. Ltd.	296,959	2,366
^	KEPCO Engineering & Construction Co. Inc.	98,102	2,359
^	Samchully Co. Ltd.	22,034	2,351
*,^ Pharmicell Co. Ltd.		422,648	2,334
*	Taeyoung Engineering & Construction Co. Ltd.	384,188	2,225
*,^ China Ocean Resources Co. Ltd.		682,504	2,194
^	Maeil Dairy Industry Co. Ltd.	67,188	2,184
^	Chongkundang Holdings Corp.	25,685	2,177

^	Hancom Inc.	121,606	2,171
*	Green Cross Cell Corp.	52,836	2,089
^	Ahnlab Inc.	49,709	2,030
	KISCO Corp.	42,331	2,028
*	Hansol Paper Co. Ltd.	120,937	2,019
*,^ Hansol Technics Co. Ltd.		119,284	1,981
*,^ Hanjin Heavy Industries & Construction Co. Ltd.		504,962	1,955
^	Sungwoo Hitech Co. Ltd.	252,395	1,941
	Silicon Works Co. Ltd.	66,581	1,927
	Dae Han Flour Mills Co. Ltd.	9,506	1,903
	Humax Co. Ltd.	133,933	1,884
^	Hankook Shell Oil Co. Ltd.	4,679	1,839
^	Posco ICT Co. Ltd.	421,353	1,828
	Namhae Chemical Corp.	187,528	1,823
*,^ Neowiz Games Corp.		96,929	1,782
	Daeduck Electronics Co.	287,338	1,776
	Hanwha Investment & Securities Co. Ltd.	355,668	1,752
^	Agabang&Company	181,935	1,747
*,^ GOLFZON Co. Ltd.		18,562	1,742
*	Korea Line Corp.	86,847	1,726
^	Sindoh Co. Ltd.	33,229	1,696
	S&T Dynamics Co. Ltd.	166,206	1,644
	Hansol Holdings Co. Ltd.	208,850	1,596
^	Kolon Corp.	30,530	1,595
^	Lock&Lock Co. Ltd.	131,368	1,586
^	KH Vatec Co. Ltd.	119,360	1,577
*	Woongjin Thinkbig Co. Ltd.	192,387	1,570
^	POSCO Chemtech Co. Ltd.	156,230	1,506
*,^ KTB Investment & Securities Co. Ltd.		438,100	1,488
^	SBS Media Holdings Co. Ltd.	476,113	1,487
*,^ Foosung Co. Ltd.		421,715	1,478
	E1 Corp.	24,303	1,432
	SL Corp.	108,497	1,428
	Kyobo Securities Co. Ltd.	138,958	1,389
^	Able C&C Co. Ltd.	73,100	1,359
*,^ Insun ENT Co. Ltd.		215,005	1,258
	Daishin Securities Co. Ltd. Preference Shares	203,122	1,232
*,^ Duksan Hi-Metal Co. Ltd.		171,965	1,231
^	GOLFZONYUWONHOLDINGS Co. Ltd.	123,732	1,219
*,^ Eugene Investment & Securities Co. Ltd.		393,051	1,210
*	Taewoong Co. Ltd.	80,848	1,197
	SeAH Steel Corp.	19,508	1,141
*,^ CUROCOM Co. Ltd.		684,385	1,125
*,^ Eusu Holdings Co. Ltd.		136,161	1,096
^	Sung Kwang Bend Co. Ltd.	121,771	1,082
*,^ STS Semiconductor & Telecommunications		427,515	1,055
	Samyang Corp.	14,363	1,051
*,^ Kwangju Bank		157,583	1,023
	Youlchon Chemical Co. Ltd.	98,095	1,001
*,^ TK Corp.		112,418	994
	Hanil E-Hwa Co. Ltd.	94,696	994
	Dongbu Securities Co. Ltd.	204,672	983
*,^ Jusung Engineering Co. Ltd.		238,098	893
^	Daeduck GDS Co. Ltd.	114,289	885
	Kumho Electric Co. Ltd.	55,850	861
^	Lumens Co. Ltd.	273,377	852
^	Iljin Display Co. Ltd.	126,642	847

	Sam Young Electronics Co. Ltd.	71,460	841
*,^ Doosan Engine Co. Ltd.		181,734	799
*	Meritz Securities Company Ltd Rights Exp. 08/21/2015	551,622	745
	Seoyon Co. Ltd.	67,687	684
	Hitejinro Holdings Co. Ltd.	46,396	678
	DY Corp.	122,437	674
	INTOPS Co. Ltd.	48,799	661
*,^ MegaStudyEdu Co. Ltd.		10,225	645
^	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	100,460	644
*	Duk San Neolux Co. Ltd.	46,970	624
*,^ NEPES Corp.		106,422	601
*,^ SK Communications Co. Ltd.		68,842	573
	MegaStudy Co. Ltd.	17,668	550
*,^ Taihan Electric Wire Co. Ltd.		527,450	541
*,^ 3S Korea Co. Ltd.		256,028	498
*,^ Interflex Co. Ltd.		54,703	492
*,^ ICD Co. Ltd.		78,007	427
*,^ DY POWER Corp.		44,909	402
^	EG Corp.	31,339	341
*,^ Melfas Inc.		64,559	215
*,^ Dongbu Steel Co. Ltd.		60,770	179
*	CNK International Co. Ltd.	259,916	69
*	Foosung Co. Ltd. Rights Exp. 09/03/2015	37,794	34
*	Tera Resource Co. Ltd.	209,223	9
			5,219,405
Spain (2.4%)
*	Banco Santander SA	118,227,943	814,553
	Telefonica SA	36,791,777	563,000
	Banco Bilbao Vizcaya Argentaria SA	53,842,965	544,077
	Iberdrola SA	46,606,781	328,878
	Industria de Diseno Textil SA	9,109,797	311,786
^	Amadeus IT Holding SA	3,580,322	155,973
*	Repsol SA	8,981,492	151,095
*	Banco de Sabadell SA	38,405,436	87,418
*	Ferrovial SA	3,463,500	84,095
	CaixaBank SA	17,145,605	76,357
	Red Electrica Corp. SA	932,350	74,585
	Grifols SA	1,431,420	63,246
	Banco Popular Espanol SA	13,505,744	61,872
*,2 Aena SA		554,387	61,186
	Abertis Infraestructuras SA	3,538,877	57,881
	Endesa SA	2,722,737	57,275
	Gas Natural SDG SA	2,631,537	57,234
	Enagas SA	1,946,382	54,737
	Bankia SA	39,511,996	52,148
*	ACS Actividades de Construccion y Servicios SA	1,464,620	49,071
	Bankinter SA	5,906,208	45,683
	Distribuidora Internacional de Alimentacion SA	5,552,746	34,743
	Gamesa Corp. Tecnologica SA	1,912,236	30,246
^	Merlin Properties Socimi SA	2,755,277	30,199
	Mapfre SA	8,735,794	28,028
	Bolsas y Mercados Espanoles SHMSF SA	661,875	27,333
	Viscofan SA	403,110	24,114
	Mediaset Espana Comunicacion SA	1,697,699	21,332
*	Banco Santander SA BDR	2,675,841	19,022
	Acciona SA	223,983	18,075
	Zardoya Otis SA	1,542,589	16,905

^	Abengoa SA Class B	6,825,167	15,170
	Ebro Foods SA	737,558	14,720
*,^ Acerinox SA		1,177,676	14,333
^	Tecnicas Reunidas SA	267,095	13,609
*,^ Jazztel plc		885,153	12,618
*,^ Fomento de Construcciones y Contratas SA		1,158,859	11,924
	Grupo Catalana Occidente SA	380,623	11,804
	Banco Santander SA ADR	1,665,671	11,343
*,^ Indra Sistemas SA		997,781	11,173
^	Melia Hotels International SA	746,165	10,733
*,^ NH Hotel Group SA		1,756,508	10,647
*	Inmobiliaria Colonial SA	14,047,366	10,421
	Almirall SA	520,622	10,239
	Applus Services SA	843,601	9,457
	Prosegur Cia de Seguridad SA	1,691,944	8,964
	Atresmedia Corp. de Medios de Comunicacion SA	485,993	7,302
	Corp Financiera Alba SA	144,522	6,765
	Cia de Distribucion Integral Logista Holdings SA	313,085	6,173
	Faes Farma SA	2,005,273	5,577
*	Zeltia SA	1,253,177	5,510
^	Obrascon Huarte Lain SA	325,189	5,414
	CIE Automotive SA	336,864	5,329
*,^ Sacyr SA		1,422,648	4,918
*	Liberbank SA	6,850,790	4,765
^	Construcciones y Auxiliar de Ferrocarriles SA	15,890	4,523
	Ence Energia y Celulosa SA	1,143,611	4,117
	Promotora de Informaciones SA	414,860	3,796
	Papeles y Cartones de Europa SA	382,734	2,199
^	Duro Felguera SA	533,236	2,127
*,^ Deoleo SA		2,884,888	1,252
^	Tubos Reunidos SA	758,065	1,059
	Tubacex SA	333,164	909
*,^ Let's GOWEX SA		155,449	—
*	Pescanova SA	63,151	—
			4,251,037
Sweden (2.1%)
	Nordea Bank AB	27,306,923	339,461
	Hennes & Mauritz AB Class B	8,161,912	324,526
	Telefonaktiebolaget LM Ericsson Class B	25,622,388	274,032
	Swedbank AB Class A	8,975,611	209,956
*	Svenska Handelsbanken AB Class A	12,382,687	189,139
*	Assa Abloy AB Class B	8,072,239	163,379
	Volvo AB Class B	13,113,238	155,050
	Skandinaviska Enskilda Banken AB Class A	12,499,212	150,518
	Investor AB Class B	3,889,130	149,751
*	Atlas Copco AB Class A	5,324,197	145,336
	Svenska Cellulosa AB SCA Class B	4,988,739	142,162
	TeliaSonera AB	22,334,226	135,874
	Sandvik AB	9,274,081	93,656
*	Atlas Copco AB Class B	3,345,297	82,053
	Hexagon AB Class B	2,199,078	71,071
	SKF AB	3,574,264	69,879
	Skanska AB Class B	3,101,729	65,196
	Investment AB Kinnevik	1,766,077	56,471
	Electrolux AB Class B	1,916,270	55,031
	Swedish Match AB	1,652,727	50,593
	Alfa Laval AB	2,681,019	49,328

	Boliden AB	2,352,846	43,514
	Meda AB Class A	2,353,525	38,456
	Getinge AB	1,565,474	38,419
	Securitas AB Class B	2,635,672	37,769
	Trelleborg AB Class B	2,083,696	35,985
	Industrivarden AB Class A	1,652,154	32,621
	Tele2 AB	2,675,173	27,864
*	Lundin Petroleum AB	1,848,375	26,820
	Industrivarden AB	1,404,676	26,522
^	ICA Gruppen AB	654,422	23,878
	Husqvarna AB	3,239,750	23,629
*	Hexpol AB	2,127,496	22,809
	NCC AB Class B	710,809	21,200
	Elekta AB Class B	3,043,131	20,215
	Castellum AB	1,399,948	19,938
	BillerudKorsnas AB	1,298,695	19,917
*	Swedish Orphan Biovitrum AB	1,370,161	18,061
*	Betsson AB	1,039,462	17,385
	Fabege AB	1,133,082	15,731
*	Axfood AB	886,550	15,075
	AAK AB	218,018	14,784
	Loomis AB Class B	513,519	14,352
	Nibe Industrier AB Class B	483,809	13,644
	Modern Times Group MTG AB Class B	469,709	13,324
*	Fastighets AB Balder	784,362	13,037
	Indutrade AB	259,255	12,675
*	NetEnt AB	266,366	12,392
*	Wallenstam AB	1,678,535	12,150
	Hufvudstaden AB Class A	937,817	12,127
	Holmen AB	413,463	11,794
	JM AB	427,772	11,319
	Intrum Justitia AB	324,079	11,012
	Peab AB	1,385,795	10,471
	Com Hem Holding AB	1,178,914	10,416
	Kungsleden AB	1,551,638	10,366
	Ratos AB	1,650,475	10,325
	L E Lundbergforetagen AB Class B	224,366	10,221
	Wihlborgs Fastigheter AB	553,931	9,525
	Avanza Bank Holding AB	228,295	9,467
*,^ SSAB AB Class A		1,962,749	9,330
	Saab AB Class B	367,081	8,851
*	Lifco AB Class B	384,923	7,508
	Hemfosa Fastigheter AB	678,603	7,325
	Nobia AB	582,616	6,832
*	SSAB AB Class B	1,596,970	6,616
^	AF AB	452,816	6,337
*,2 Thule Group AB		478,381	5,713
^	Melker Schorling AB	88,668	4,770
	Haldex AB	373,208	4,573
	Klovern AB Preference Shares	116,222	4,141
	Concentric AB	358,064	4,117
	Rezidor Hotel Group AB	859,618	3,919
	Clas Ohlson AB	204,614	3,786
^	Lindab International AB	490,609	3,689
	SAS AB Preference Shares	58,470	3,355
	Mekonomen AB	125,879	3,135
	Klovern AB	3,138,544	3,018

	Axis Communications AB	75,694	2,989
	Bure Equity AB	473,763	2,927
	Investment AB Oresund	137,628	2,758
	Nordnet AB	598,386	2,382
*,^ SAS AB		1,294,142	2,294
*,^ Qliro Group AB		1,152,079	1,896
	SkiStar AB	159,439	1,877
	Fastighets AB Balder Preference Shares	47,229	1,843
	Sagax AB Preference Shares	440,287	1,685
	NCC AB Class A	36,875	1,094
	KappAhl AB	305,147	969
*	Eniro AB	8,242	1
			3,841,401
Switzerland (6.3%)
	Nestle SA	27,412,863	2,076,503
	Novartis AG	18,332,150	1,904,593
	Roche Holding AG	6,039,983	1,742,417
	UBS Group AG	30,195,265	694,070
	Credit Suisse Group AG	13,440,825	395,465
	ABB Ltd.	19,418,984	394,288
	Zurich Insurance Group AG	1,281,217	389,928
	Cie Financiere Richemont SA	4,390,292	378,724
	Syngenta AG	788,665	325,098
	Swiss Re AG	2,941,718	264,757
	Givaudan SA	79,382	147,694
	LafargeHolcim Ltd.	2,018,244	140,411
	Actelion Ltd.	878,980	129,853
	Adecco SA	1,425,093	118,801
	Swisscom AG	196,060	113,958
	Swatch Group AG (Bearer)	261,048	112,403
	Geberit AG	324,010	111,980
	Julius Baer Group Ltd.	1,875,588	103,740
	LafargeHolcim Ltd. (Paris Shares)	1,334,807	92,444
	SGS SA	43,969	83,948
	Sika AG	18,066	65,451
	Swiss Life Holding AG	276,661	65,332
	Lonza Group AG	447,102	64,748
	Sonova Holding AG	444,974	63,336
*	Dufry AG	445,967	61,929
	Schindler Holding AG	379,310	61,065
	Kuehne & Nagel International AG	431,645	59,588
	Chocoladefabriken Lindt & Sprungli AG Registered Shares	879	58,698
	Partners Group Holding AG	154,820	51,808
	Baloise Holding AG	404,001	51,494
	Galenica AG	41,848	47,680
	Clariant AG	2,329,030	46,441
	Chocoladefabriken Lindt & Sprungli AG Participation Certificates	8,200	46,189
	Swiss Prime Site AG	544,697	43,407
^	Transocean Ltd.	2,991,395	40,382
	Swatch Group AG (Registered)	409,264	33,579
	Aryzta AG (Switzerland Shares)	638,555	32,425
	BB Biotech AG	97,901	31,650
	PSP Swiss Property AG	340,727	30,582
	EMS-Chemie Holding AG	62,370	30,394
	Schindler Holding AG (Registered)	181,244	29,407
	GAM Holding AG	1,392,918	29,134
	Helvetia Holding AG	52,141	28,654

	Georg Fischer AG	35,525	23,670
*,2 Sunrise Communications Group AG		288,177	22,672
	Flughafen Zuerich AG	26,691	21,892
	Kaba Holding AG Class B	32,913	21,049
	ams AG	484,117	20,994
	Sulzer AG	198,736	20,418
	Straumann Holding AG	67,263	19,896
	Logitech International SA	1,297,300	18,635
	Barry Callebaut AG	16,499	18,458
	Leonteq AG	79,949	18,411
	OC Oerlikon Corp. AG	1,491,138	18,274
	DKSH Holding AG	226,323	16,977
	Pargesa Holding SA	242,758	16,308
	Banque Cantonale Vaudoise	24,339	15,769
	Cembra Money Bank AG	254,405	15,487
^	Panalpina Welttransport Holding AG	117,935	14,670
	Forbo Holding AG	11,274	13,741
	Bucher Industries AG	55,811	13,594
	Valiant Holding AG	134,890	13,403
	Temenos Group AG	346,081	12,694
	Vontobel Holding AG	233,672	12,441
	Allreal Holding AG	82,705	11,820
	Tecan Group AG	95,536	11,703
	Mobimo Holding AG	53,017	11,275
	Burckhardt Compression Holding AG	27,528	10,409
	Belimo Holding AG	3,949	8,996
	Gategroup Holding AG	225,879	8,343
	Autoneum Holding AG	39,406	8,134
	Implenia AG	122,127	7,321
	St. Galler Kantonalbank AG	18,771	7,062
*	Cosmo Pharmaceuticals SA	41,032	7,010
	EFG International AG	587,292	6,865
	Kuoni Reisen Holding AG	24,321	6,750
*,^ Meyer Burger Technology AG		778,792	6,691
	Schweiter Technologies AG	7,794	6,102
	VZ Holding AG	23,318	6,021
	Emmi AG	17,788	5,893
	Rieter Holding AG	38,356	5,782
	Ascom Holding AG	303,054	5,504
	Daetwyler Holding AG	42,592	5,271
	Huber & Suhner AG	120,289	5,190
	Conzzeta AG	7,746	5,026
	Valora Holding AG	24,557	4,779
	Kudelski SA	298,625	4,722
*	Basilea Pharmaceutica	37,220	4,101
	Aryzta AG (Ireland Shares)	76,275	3,906
	Siegfried Holding AG	21,171	3,807
*,^ Schmolz & Bickenbach AG		4,431,063	3,714
*	Zehnder Group AG	88,316	3,324
	Liechtensteinische Landesbank AG	82,372	3,266
	Vetropack Holding AG	1,842	3,055
	BKW AG	82,012	2,971
	Ypsomed Holding AG	24,888	2,760
*	AFG Arbonia-Forster Holding AG	141,364	2,458
	Basler Kantonalbank	32,241	2,436
	Swissquote Group Holding SA	77,230	1,985
^	Alpiq Holding AG	21,779	1,836

*	Plazza AG	6,952	1,484
	Bachem Holding AG	21,734	1,158
*,^ Orascom Development Holding AG		68,331	838
			11,373,669
Taiwan (2.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	185,505,063	814,774
	Hon Hai Precision Industry Co. Ltd.	109,039,511	311,793
	MediaTek Inc.	12,545,807	131,762
	Fubon Financial Holding Co. Ltd.	62,458,018	114,014
	Cathay Financial Holding Co. Ltd.	68,295,012	110,289
	Nan Ya Plastics Corp.	49,144,907	100,278
	Formosa Plastics Corp.	42,230,091	93,521
*	CTBC Financial Holding Co. Ltd.	126,946,515	92,101
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,074,312	90,083
	Formosa Chemicals & Fibre Corp.	37,867,645	89,741
	Largan Precision Co. Ltd.	863,376	87,694
	Delta Electronics Inc.	17,410,240	85,782
	China Steel Corp.	106,830,848	76,480
	Chunghwa Telecom Co. Ltd.	24,272,456	75,353
	Mega Financial Holding Co. Ltd.	85,674,873	73,259
	Uni-President Enterprises Corp.	39,938,274	70,352
	Catcher Technology Co. Ltd.	6,213,800	68,542
	Asustek Computer Inc.	6,055,168	54,676
	Taiwan Mobile Co. Ltd.	14,388,400	47,637
	Pegatron Corp.	16,288,639	45,849
	Hotai Motor Co. Ltd.	3,525,000	45,194
	Quanta Computer Inc.	22,742,950	43,864
	Advanced Semiconductor Engineering Inc.	37,627,201	43,252
	China Development Financial Holding Corp.	122,545,856	40,328
	Yuanta Financial Holding Co. Ltd.	83,419,825	39,411
^	Formosa Petrochemical Corp.	16,218,950	38,202
	E.Sun Financial Holding Co. Ltd.	62,332,053	37,919
	First Financial Holding Co. Ltd.	66,924,337	35,960
	President Chain Store Corp.	4,855,146	35,300
	Hua Nan Financial Holdings Co. Ltd.	60,427,531	34,363
	Taiwan Cooperative Financial Holding Co. Ltd.	65,362,451	32,801
	Far Eastern New Century Corp.	34,531,806	32,606
	SinoPac Financial Holdings Co. Ltd.	75,980,694	32,343
	Pou Chen Corp.	22,727,517	32,215
	Far EasTone Telecommunications Co. Ltd.	13,679,000	31,994
	Cheng Shin Rubber Industry Co. Ltd.	15,946,828	30,760
	Taiwan Cement Corp.	27,624,700	29,931
	Innolux Corp.	83,700,024	29,169
	Taishin Financial Holding Co. Ltd.	71,103,407	28,198
	Foxconn Technology Co. Ltd.	9,087,705	27,469
	United Microelectronics Corp.	76,400,175	27,391
*	China Life Insurance Co. Ltd.	26,356,382	26,614
^	Chunghwa Telecom Co. Ltd. ADR	847,016	26,300
	Eclat Textile Co. Ltd.	1,694,011	24,874
	Hermes Microvision Inc.	483,509	24,105
	Compal Electronics Inc.	35,792,689	24,010
	Asia Cement Corp.	19,926,567	21,873
	Giant Manufacturing Co. Ltd.	2,398,319	20,147
*	Lite-On Technology Corp.	18,134,426	19,875
^	Advantech Co. Ltd.	2,891,851	19,475
	Shin Kong Financial Holding Co. Ltd.	64,250,811	18,737
	Chailease Holding Co. Ltd.	8,924,410	18,579

	Novatek Microelectronics Corp.	4,958,275	17,995
	Advanced Semiconductor Engineering Inc. ADR	3,120,683	17,476
	Chang Hwa Commercial Bank Ltd.	29,867,267	16,699
	Siliconware Precision Industries Co. Ltd.	13,521,000	15,345
	Inventec Corp.	26,578,315	15,119
	AU Optronics Corp.	45,669,640	14,810
	Highwealth Construction Corp.	7,021,600	14,463
	WPG Holdings Ltd.	12,675,553	14,352
*	HTC Corp.	6,401,792	14,061
	Feng TAY Enterprise Co. Ltd.	2,460,011	13,765
	Siliconware Precision Industries Co. Ltd. ADR	2,392,335	13,541
	Synnex Technology International Corp.	11,220,463	13,516
*	Wistron Corp.	20,474,049	13,344
*	Inotera Memories Inc.	22,270,002	13,314
	Merida Industry Co. Ltd.	2,116,232	13,075
*	Ruentex Industries Ltd.	6,150,340	12,863
	Teco Electric and Machinery Co. Ltd.	15,997,000	12,546
	Chicony Electronics Co. Ltd.	4,792,883	12,467
*	Eva Airways Corp.	16,437,178	11,880
*	Makalot Industrial Co. Ltd.	1,378,691	11,776
	Powertech Technology Inc.	6,063,955	11,375
	Hiwin Technologies Corp.	1,821,298	11,283
	Ruentex Development Co. Ltd.	8,777,758	11,125
	Radiant Opto-Electronics Corp.	3,728,948	11,036
	Zhen Ding Technology Holding Ltd.	3,496,355	10,838
^	AU Optronics Corp. ADR	3,130,050	10,423
	Phison Electronics Corp.	1,418,510	10,227
	Simplo Technology Co. Ltd.	2,477,443	10,192
*,^ Acer Inc.		24,573,682	10,152
	Standard Foods Corp.	3,170,967	9,548
	Taiwan Fertilizer Co. Ltd.	6,417,000	9,366
	United Microelectronics Corp. ADR	5,158,018	9,284
	Vanguard International Semiconductor Corp.	7,789,000	9,152
*	Taiwan Business Bank	30,852,905	8,985
	CTCI Corp.	5,848,000	8,850
*	China Airlines Ltd.	19,529,646	8,697
	Kenda Rubber Industrial Co. Ltd.	5,364,838	8,269
	Formosa Taffeta Co. Ltd.	8,703,000	8,192
*,^ TPK Holding Co. Ltd.		2,276,695	7,796
	Yageo Corp.	5,441,407	7,740
^	Realtek Semiconductor Corp.	3,933,215	7,730
	PChome Online Inc.	550,979	7,649
	Chipbond Technology Corp.	5,102,000	7,633
	Taiwan Secom Co. Ltd.	2,444,920	7,357
	King's Town Bank Co. Ltd.	8,590,000	7,176
	Transcend Information Inc.	2,386,363	7,088
	Evergreen Marine Corp. Taiwan Ltd.	14,720,438	7,068
	Poya International Co. Ltd.	622,384	7,031
	Yulon Motor Co. Ltd.	7,191,015	7,018
	Epistar Corp.	7,923,760	6,894
	Tripod Technology Corp.	4,356,023	6,824
	eMemory Technology Inc.	604,000	6,751
	Eternal Materials Co. Ltd.	6,862,001	6,680
	Wan Hai Lines Ltd.	7,791,325	6,531
	Win Semiconductors Corp.	6,056,000	6,489
	King Slide Works Co. Ltd.	555,000	6,419
	Compeq Manufacturing Co. Ltd.	9,688,000	6,385

King Yuan Electronics Co. Ltd.	9,432,000	6,348
* Walsin Lihwa Corp.	27,668,000	6,126
Richtek Technology Corp.	1,176,105	6,093
Chroma ATE Inc.	2,919,800	5,916
Grape King Bio Ltd.	872,000	5,875
Taichung Commercial Bank Co. Ltd.	17,452,707	5,802
FLEXium Interconnect Inc.	1,722,804	5,762
Capital Securities Corp.	18,546,175	5,675
Airtac International Group	1,209,580	5,533
* China Petrochemical Development Corp.	19,898,647	5,447
* Nan Kang Rubber Tire Co. Ltd.	6,117,209	5,431
Far Eastern Department Stores Ltd.	9,532,977	5,393
Wistron NeWeb Corp.	2,164,293	5,385
St. Shine Optical Co. Ltd.	414,000	5,385
Unimicron Technology Corp.	11,343,750	5,358
Far Eastern International Bank	15,482,090	5,348
Micro-Star International Co. Ltd.	5,762,000	5,295
Clevo Co.	5,141,796	5,094
* Winbond Electronics Corp.	23,240,000	5,090
TTY Biopharm Co. Ltd.	1,757,780	5,058
* Taiwan Glass Industry Corp.	11,212,747	5,053
Casetek Holdings Ltd.	891,000	5,046
Sino-American Silicon Products Inc.	4,638,428	5,038
Elite Material Co. Ltd.	2,343,965	4,829
Yungtay Engineering Co. Ltd.	2,992,000	4,703
Hota Industrial Manufacturing Co. Ltd.	1,591,000	4,701
U-Ming Marine Transport Corp.	3,655,000	4,690
China Steel Chemical Corp.	1,275,000	4,663
* Ta Chong Bank Ltd.	11,460,659	4,647
Parade Technologies Ltd.	551,805	4,643
* Asia Pacific Telecom Co. Ltd.	13,669,848	4,634
* Cheng Uei Precision Industry Co. Ltd.	3,329,485	4,629
Neo Solar Power Corp.	6,018,831	4,616
Taiwan Paiho Ltd.	2,195,300	4,580
Mitac Holdings Corp.	5,201,997	4,490
Feng Hsin Iron & Steel Co.	3,900,000	4,490
Tainan Spinning Co. Ltd.	9,717,404	4,490
Everlight Electronics Co. Ltd.	3,363,497	4,445
* Tong Yang Industry Co. Ltd.	4,157,126	4,418
China Motor Corp.	6,023,000	4,381
Kinsus Interconnect Technology Corp.	2,229,000	4,380
Jih Sun Financial Holdings Co. Ltd.	17,055,491	4,355
Wowprime Corp.	526,015	4,309
* Motech Industries Inc.	3,088,100	4,296
* Voltronic Power Technology Corp.	351,000	4,271
Tung Ho Steel Enterprise Corp.	6,862,842	4,253
* Macronix International	28,807,878	4,245
* Lung Yen Life Service Corp.	1,722,000	4,200
* TSRC Corp.	5,938,626	4,116
* Yang Ming Marine Transport Corp.	11,928,553	4,102
Aerospace Industrial Development Corp.	3,399,942	4,093
WT Microelectronics Co. Ltd.	3,414,260	4,090
Oriental Union Chemical Corp.	6,229,700	4,077
Shinkong Synthetic Fibers Corp.	12,860,451	4,030
Firich Enterprises Co. Ltd.	1,386,879	4,023
Taiwan Hon Chuan Enterprise Co. Ltd.	2,544,496	3,991
* Sanyang Motor Co. Ltd.	5,567,540	3,941

* China Synthetic Rubber Corp.	4,065,000	3,889
Sercomm Corp.	1,810,000	3,837
Chin-Poon Industrial Co. Ltd.	2,939,000	3,753
Grand Pacific Petrochemical	7,230,000	3,620
Formosa International Hotels Corp.	511,455	3,605
YFY Inc.	11,090,515	3,595
Cathay Real Estate Development Co. Ltd.	7,446,000	3,594
AmTRAN Technology Co. Ltd.	6,481,716	3,573
* Mercuries Life Insurance Co. Ltd.	5,895,733	3,547
* Ginko International Co. Ltd.	379,000	3,539
Taiwan Building Materials Co. Ltd.	12,318,830	3,509
LCY Chemical Corp.	5,964,288	3,497
Chlitina Holding Ltd.	450,300	3,490
San Shing Fastech Corp.	1,425,468	3,445
Gigasolar Materials Corp.	210,600	3,437
Flytech Technology Co. Ltd.	946,775	3,430
Great Wall Enterprise Co. Ltd.	5,124,920	3,426
Depo Auto Parts Ind Co. Ltd.	1,111,000	3,410
Coretronic Corp.	4,291,000	3,409
Namchow Chemical Industrial Co. Ltd.	1,529,000	3,407
Huaku Development Co. Ltd.	2,028,087	3,393
* Tatung Co. Ltd.	18,299,738	3,374
* Kinpo Electronics	10,728,000	3,366
Qisda Corp.	11,473,880	3,329
* Sporton International Inc.	541,000	3,318
Cleanaway Co. Ltd.	687,000	3,309
BES Engineering Corp.	12,161,000	3,301
Elan Microelectronics Corp.	3,176,000	3,294
* MIN AIK Technology Co. Ltd.	1,567,000	3,284
Silergy Corp.	349,000	3,278
Lien Hwa Industrial Corp.	4,925,767	3,262
Nanya Technology Corp.	2,987,000	3,242
* Taiwan Life Insurance Co. Ltd.	3,224,577	3,238
Gigabyte Technology Co. Ltd.	4,076,000	3,238
XPEC Entertainment Inc.	939,871	3,188
President Securities Corp.	7,352,926	3,176
China Bills Finance Corp.	8,846,000	3,166
Xxentria Technology Materials Corp.	1,155,224	3,151
Ton Yi Industrial Corp.	6,377,850	3,097
Shin Zu Shing Co. Ltd.	1,169,000	3,056
Prince Housing & Development Corp.	9,649,559	3,033
Adlink Technology Inc.	1,107,328	3,030
* TA Chen Stainless Pipe	5,878,500	2,997
Taiwan Sogo Shin Kong SEC	2,527,950	2,993
Test Research Inc.	1,690,503	2,981
* E Ink Holdings Inc.	7,574,000	2,962
Faraday Technology Corp.	2,905,110	2,941
Farglory Land Development Co. Ltd.	3,107,815	2,926
* Medigen Biotechnology Corp.	926,032	2,880
Primax Electronics Ltd.	2,601,000	2,857
Ardentec Corp.	4,167,792	2,807
Radium Life Tech Co. Ltd.	6,317,515	2,790
Taiwan FamilyMart Co. Ltd.	406,000	2,778
Chong Hong Construction Co. Ltd.	1,508,968	2,765
Cheng Loong Corp.	7,677,600	2,760
Long Bon International Co. Ltd.	3,813,000	2,745
PharmaEngine Inc.	471,000	2,694

Aten International Co. Ltd.	1,050,000	2,679
Toung Loong Textile Manufacturing	714,000	2,677
Visual Photonics Epitaxy Co. Ltd.	2,101,750	2,670
IEI Integration Corp.	1,893,694	2,640
TXC Corp.	2,428,979	2,624
* TWi Pharmaceuticals Inc.	369,000	2,608
Taiwan Acceptance Corp.	1,157,000	2,604
* Microbio Co. Ltd.	3,188,907	2,588
Hey Song Corp.	2,459,500	2,563
Formosan Rubber Group Inc.	3,675,000	2,535
YungShin Global Holding Corp.	1,626,000	2,528
HannStar Display Corp.	20,412,060	2,527
* FocalTech Systems Co. Ltd.	3,236,200	2,513
* Wei Chuan Foods Corp.	3,638,000	2,472
USI Corp.	6,961,105	2,444
* China Man-Made Fiber Corp.	9,336,000	2,419
Taiwan Cogeneration Corp.	3,269,550	2,418
* Center Laboratories Inc.	1,100,000	2,409
Elite Advanced Laser Corp.	656,400	2,372
Universal Cement Corp.	3,143,738	2,370
Pixart Imaging Inc.	1,039,711	2,363
Tong Hsing Electronic Industries Ltd.	1,269,259	2,348
Taiwan Surface Mounting Technology Corp.	2,708,118	2,340
Systex Corp.	1,383,000	2,312
* Career Technology MFG. Co. Ltd.	2,931,000	2,306
Greatek Electronics Inc.	2,418,000	2,290
Yieh Phui Enterprise Co. Ltd.	8,865,596	2,272
* Masterlink Securities Corp.	7,628,436	2,267
Taiwan TEA Corp.	5,147,000	2,245
Zeng Hsing Industrial Co. Ltd.	460,000	2,242
Taiwan PCB Techvest Co. Ltd.	2,207,153	2,214
Hung Sheng Construction Ltd.	4,494,000	2,188
Sitronix Technology Corp.	885,000	2,173
ScinoPharm Taiwan Ltd.	2,018,318	2,127
* Orient Semiconductor Electronics Ltd.	5,763,000	2,119
AcBel Polytech Inc.	3,610,000	2,117
Gourmet Master Co. Ltd.	456,000	2,117
Merry Electronics Co. Ltd.	1,448,976	2,097
Ambassador Hotel	2,472,000	2,077
Test Rite International Co. Ltd.	3,137,314	2,057
* Johnson Health Tech Co. Ltd.	940,408	2,041
Lealea Enterprise Co. Ltd.	7,014,197	2,000
* Yulon Nissan Motor Co. Ltd.	203,179	1,999
Wah Lee Industrial Corp.	1,435,000	1,998
Topco Scientific Co. Ltd.	1,179,178	1,990
Nan Liu Enterprise Co. Ltd.	394,000	1,986
China Metal Products	2,269,243	1,979
Evergreen International Storage & Transport Corp.	4,325,000	1,979
Taiwan Land Development Corp.	5,503,387	1,970
* CMC Magnetics Corp.	20,059,000	1,958
A-DATA Technology Co. Ltd.	1,870,087	1,956
* Rich Development Co. Ltd.	5,462,000	1,950
Great China Metal Industry	2,277,000	1,938
Holy Stone Enterprise Co. Ltd.	1,549,500	1,901
Walsin Technology Corp.	5,472,954	1,896
Everlight Chemical Industrial Corp.	3,088,537	1,879
Mercuries & Associates Holding Ltd.	3,162,641	1,879

	Long Chen Paper Co. Ltd.	5,008,613	1,871
	Continental Holdings Corp.	6,359,900	1,868
	Getac Technology Corp.	2,777,000	1,866
*	Shining Building Business Co. Ltd.	4,561,380	1,865
	Taiwan Styrene Monomer	3,966,342	1,849
	Sigurd Microelectronics Corp.	2,685,000	1,840
	UPC Technology Corp.	6,147,767	1,833
	Posiflex Technology Inc.	410,895	1,825
*	Ritek Corp.	19,865,000	1,806
*	Taigen Biopharmaceuticals Holdings Ltd.	2,207,000	1,798
*	Pihsiang Machinery Manufacturing Co. Ltd.	1,021,000	1,794
	Solar Applied Materials Technology Co.	2,755,740	1,742
	Dynapack International Technology Corp.	1,066,000	1,723
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	652,000	1,711
	Sinyi Realty Inc.	1,861,238	1,698
*	Kuo Toong International Co. Ltd.	1,460,000	1,696
	Nan Ya Printed Circuit Board Corp.	1,659,059	1,695
	Rechi Precision Co. Ltd.	2,288,596	1,693
	Kuoyang Construction Co. Ltd.	4,279,696	1,692
*,^ Senao International Co. Ltd.		1,118,000	1,692
	Topkey Corp.	456,000	1,689
*	Sunplus Technology Co. Ltd.	3,961,000	1,689
	WUS Printed Circuit Co. Ltd.	2,314,000	1,687
	KEE TAI Properties Co. Ltd.	3,038,740	1,685
	Brogent Technologies Inc.	198,642	1,684
*	Gintech Energy Corp.	2,825,904	1,673
	Gloria Material Technology Corp.	3,257,824	1,667
	Asia Vital Components Co. Ltd.	2,395,148	1,647
*	Taiflex Scientific Co. Ltd.	1,337,852	1,647
	Sincere Navigation Corp.	2,271,000	1,643
*	Gigastorage Corp.	2,590,096	1,637
	Accton Technology Corp.	3,935,800	1,628
	Global Unichip Corp.	717,000	1,627
*	Etron Technology Inc.	3,765,000	1,626
	Elite Semiconductor Memory Technology Inc.	1,759,000	1,623
	D-Link Corp.	5,034,204	1,613
	Syncmold Enterprise Corp.	1,180,000	1,604
	Holtek Semiconductor Inc.	1,089,000	1,587
*	Taiwan Liposome Co. Ltd.	332,000	1,585
	Chung-Hsin Electric & Machinery Manufacturing Corp.	2,862,250	1,563
*	Kindom Construction Corp.	2,658,000	1,562
	Sampo Corp.	4,249,000	1,554
	ITEQ Corp.	2,627,140	1,546
	United Integrated Services Co. Ltd.	1,565,000	1,546
	Altek Corp.	1,930,353	1,534
	Green Seal Holding Ltd.	382,900	1,523
	Lotes Co. Ltd.	553,000	1,516
*	Li Peng Enterprise Co. Ltd.	5,438,443	1,498
	Federal Corp.	3,361,777	1,486
	CyberTAN Technology Inc.	2,580,000	1,476
	Taiwan Semiconductor Co. Ltd.	1,823,000	1,445
*	Lotus Pharmaceutical Co. Ltd.	628,000	1,443
*	King's Town Construction Co. Ltd.	1,845,854	1,434
	Unitech Printed Circuit Board Corp.	3,920,248	1,432
	Unity Opto Technology Co. Ltd.	2,503,409	1,432
	YC INOX Co. Ltd.	2,409,000	1,428
*	Ho Tung Chemical Corp.	6,552,250	1,427

* Genius Electronic Optical Co. Ltd.	732,363	1,418
Zinwell Corp.	1,311,000	1,413
Jess-Link Products Co. Ltd.	1,330,458	1,410
Darwin Precisions Corp.	4,125,000	1,408
Kinik Co.	892,000	1,408
Ichia Technologies Inc.	2,236,000	1,397
Chimei Materials Technology Corp.	2,179,000	1,395
* Asia Optical Co. Inc.	1,696,000	1,384
International Games System Co. Ltd.	415,000	1,361
Lextar Electronics Corp.	2,792,000	1,342
Asia Polymer Corp.	2,755,515	1,342
* E-Ton Solar Tech Co. Ltd.	3,627,096	1,322
CSBC Corp. Taiwan	3,050,100	1,314
Elitegroup Computer Systems Co. Ltd.	1,935,441	1,288
Soft-World International Corp.	764,620	1,272
Ability Enterprise Co. Ltd.	2,851,000	1,270
Nien Hsing Textile Co. Ltd.	1,721,468	1,242
OptoTech Corp.	4,000,000	1,239
Pan-International Industrial Corp.	2,890,991	1,231
Huang Hsiang Construction Corp.	1,301,000	1,230
Tong-Tai Machine & Tool Co. Ltd.	1,764,218	1,223
Sonix Technology Co. Ltd.	1,054,000	1,217
Taiwan Fire & Marine Insurance Co. Ltd.	1,758,000	1,212
* Solartech Energy Corp.	2,193,364	1,192
* China Chemical & Pharmaceutical Co. Ltd.	1,872,000	1,168
Alpha Networks Inc.	2,359,000	1,159
Hung Poo Real Estate Development Corp.	1,625,946	1,159
Vivotek Inc.	469,006	1,147
Chung Hwa Pulp Corp.	3,986,820	1,087
Lite-On Semiconductor Corp.	1,827,439	1,077
* HUA ENG Wire & Cable	4,227,000	1,061
* Chia Hsin Cement Corp.	3,020,112	1,031
* GeoVision Inc.	391,189	1,019
Taiwan Sanyo Electric Co. Ltd.	1,193,750	1,002
Unizyx Holding Corp.	2,666,000	993
China General Plastics Corp.	2,886,920	993
* Gold Circuit Electronics Ltd.	2,844,000	992
* Wafer Works Corp.	2,887,674	966
Chun Yuan Steel	3,098,653	965
* Concord Securities Co. Ltd.	4,552,219	961
Microlife Corp.	399,400	956
CHC Healthcare Group	639,333	951
* Chung Hung Steel Corp.	6,506,240	936
Gemtek Technology Corp.	1,807,564	918
* Pan Jit International Inc.	2,692,000	889
Basso Industry Corp.	716,000	888
Global Mixed Mode Technology Inc.	463,000	887
* Green Energy Technology Inc.	1,975,405	887
Infortrend Technology Inc.	1,980,000	878
Jentech Precision Industrial Co. Ltd.	611,354	852
Darfon Electronics Corp.	1,857,000	851
Cyberlink Corp.	372,578	837
* Lingsen Precision Industries Ltd.	2,578,000	826
Weltrend Semiconductor	1,366,500	815
* TYC Brother Industrial Co. Ltd.	1,309,000	807
* ITE Technology Inc.	971,625	777
Bank of Kaohsiung Co. Ltd.	2,665,895	766

ALI Corp.	1,838,000	757
* G Tech Optoelectronics Corp.	1,697,334	756
Hsin Kuang Steel Co. Ltd.	1,620,000	735
Tyntek Corp.	1,906,438	725
* Silicon Integrated Systems Corp.	3,736,000	690
* China Electric Manufacturing Corp.	2,735,000	673
Quanta Storage Inc.	1,051,000	662
* AGV Products Corp.	2,660,265	646
* L&K Engineering Co. Ltd.	1,019,000	624
Shih Wei Navigation Co. Ltd.	1,261,457	622
Chinese Maritime Transport Ltd.	680,000	611
* HannsTouch Solution Inc.	5,094,000	598
* Dynamic Electronics Co. Ltd.	1,867,000	590
* Champion Building Materials Co. Ltd.	2,475,000	587
* First Financial Holding Co. Ltd. Rights Exp. 09/11/2015	8,041,694	586
Taiyen Biotech Co. Ltd.	788,979	581
ENG Electric Co. Ltd.	1,207,483	573
Globe Union Industrial Corp.	1,505,625	540
Sunrex Technology Corp.	1,288,000	498
Ta Ya Electric Wire & Cable	3,136,950	497
* LES Enphants Co. Ltd.	1,108,461	496
Avermedia Technologies	1,529,000	491
* Genesis Photonics Inc.	1,546,931	488
FSP Technology Inc.	924,478	471
Phihong Technology Co. Ltd.	1,483,000	461
* First Steamship Co. Ltd.	1,219,000	434
* Eastern Media International Corp.	2,917,195	430
* Tsann Kuen Enterprise Co. Ltd.	582,000	419
Young Optics Inc.	402,000	409
Advanced International Multitech Co. Ltd.	646,000	408
Sheng Yu Steel Co. Ltd.	715,000	396
* Silitech Technology Corp.	619,405	396
* Chinese Gamer International Corp.	352,000	393
Taiwan Mask Corp.	1,546,000	392
KYE Systems Corp.	1,229,892	391
* Taiwan Navigation Co. Ltd.	747,000	390
ACES Electronic Co. Ltd.	605,000	356
* Global Brands Manufacture Ltd.	1,714,462	356
* Microelectronics Technology Inc.	1,313,000	347
* Entire Technology Co. Ltd.	798,617	346
* Newmax Technology Co. Ltd.	532,294	329
* Giantplus Technology Co. Ltd.	1,443,000	302
AV Tech Corp.	372,000	290
* Young Fast Optoelectronics Co. Ltd.	754,143	268
* J Touch Corp.	729,000	236
* Mosel Vitelic Inc.	2,174,000	184
* Tatung Co. Ltd. GDR	38,879	143
* ProMOS Technologies Inc.	5,975,000	—
		4,968,759
Thailand (0.5%)
* PTT PCL	4,973,800	45,948
Advanced Info Service PCL (Foreign)	6,120,100	43,390
* Siam Commercial Bank PCL (Local)	8,988,800	38,756
Siam Cement PCL (Foreign)	2,574,700	38,687
Kasikornbank PCL (Foreign)	6,630,800	33,582
Intouch Holdings PCL	12,979,200	30,104
CP ALL PCL (Foreign)	21,481,570	29,245

* Advanced Info Service PCL (Local)	4,087,492	28,979
* CP ALL PCL (Local)	16,461,900	22,412
PTT PCL (Foreign)	2,366,115	21,858
Bangkok Bank PCL (Foreign)	4,117,900	19,413
Siam Commercial Bank PCL (Foreign)	4,402,600	18,982
Airports of Thailand PCL (Foreign)	2,205,300	18,390
* Bumrungrad Hospital PCL	3,031,100	17,558
* PTT Global Chemical PCL (Local)	9,986,300	17,485
* Kasikornbank PCL	3,382,600	17,083
PTT Exploration & Production PCL (Foreign)	6,366,969	16,808
* True Corp. PCL	52,304,000	16,016
* Central Pattana PCL	11,575,286	15,516
Big C Supercenter PCL	2,938,200	15,286
* PTT Exploration and Production PCL (Local)	5,564,000	14,688
Total Access Communication PCL	6,175,500	12,304
* Airports of Thailand PCL	1,469,600	12,255
* Minor International PCL	14,481,680	12,019
* Charoen Pokphand Foods PCL	18,204,900	10,790
* Delta Electronics Thailand PCL	4,251,900	9,711
* Bangkok Dusit Medical Services PCL (Local)	16,928,600	9,666
BTS Group Holdings PCL ADR	33,979,500	9,484
Bangkok Dusit Medical Services PCL (Foreign)	15,919,000	9,090
* Electricity Generating PCL	2,020,400	8,799
TMB Bank PCL (Foreign)	112,734,300	7,486
* Krung Thai Bank PCL	14,957,100	7,423
Krung Thai Bank PCL (Foreign)	14,913,137	7,401
PTT Global Chemical PCL (Foreign)	4,225,236	7,398
* BTS Rail Mass Transit Growth Infrastructure Fund	24,602,624	7,329
* IRPC PCL	58,422,700	6,956
* Land & Houses PCL	29,537,700	6,662
Glow Energy PCL (Foreign)	2,486,345	6,296
* Siam City Cement PCL (Local)	586,917	6,093
* Indorama Ventures PCL (Local)	8,062,600	6,057
* BEC World PCL	5,877,900	5,998
Thai Oil PCL (Foreign)	4,176,800	5,699
Thai Union Frozen Products PCL (Foreign)	10,402,800	5,577
* Central Plaza Hotel PCL	4,686,500	4,955
Charoen Pokphand Foods PCL (Foreign)	8,304,300	4,922
* Banpu PCL (Local)	6,778,600	4,806
* Thanachart Capital PCL	5,261,800	4,663
* TMB Bank PCL	70,204,300	4,662
* Robinson Department Store PCL	3,797,100	4,578
BTS Group Holdings PCL	16,254,048	4,537
Ratchaburi Electricity Generating Holding PCL	2,965,600	4,522
Bangkok Life Assurance PCL (NVDR)	3,141,520	4,366
* Sino-Thai Engineering & Construction PCL	6,315,342	4,137
* True Corp. PCL (Foreign)	13,467,523	4,124
* Thai Union Frozen Products PCL	7,357,900	3,945
* Tisco Financial Group PCL	3,243,320	3,913
* Srisawad Power 1979 PCL	3,656,524	3,864
* Thai Oil PCL	2,806,100	3,829
* Thaicom PCL	3,648,600	3,752
* Bangkok Airways Co. Ltd.	5,920,400	3,610
* KCE Electronics PCL	2,401,300	3,609
Home Product Center PCL (Foreign)	20,294,238	3,599
* Bangkok Land PCL	84,366,000	3,497
* Major Cineplex Group PCL	3,666,044	3,405

* Muangthai Leasing PCL	6,219,800	3,388
IRPC PCL (Foreign)	28,064,000	3,341
* Berli Jucker PCL	3,450,500	3,254
Indorama Ventures PCL (Foreign)	4,205,648	3,160
* Glow Energy PCL	1,216,000	3,079
* VGI Global Media PCL (Local)	23,173,192	3,022
* Bangchak Petroleum PCL	2,906,300	2,821
* Hana Microelectronics PCL	2,984,600	2,751
* TPI Polene PCL	40,408,800	2,666
* CH Karnchang PCL	3,559,500	2,624
* Chularat Hospital PCL	47,147,360	2,608
* Siam Global House PCL (Local)	11,263,475	2,587
* SPCG PCL	3,582,200	2,480
* Supalai PCL	5,110,500	2,478
* LPN Development PCL	4,837,400	2,428
BEC World PCL (Foreign)	2,370,905	2,419
* Thai Vegetable Oil PCL	3,450,696	2,399
* Bangkok Metro PCL	44,438,200	2,331
TTW PCL (Foreign)	6,920,300	2,258
* MBK PCL	5,403,800	2,177
* Home Product Center PCL (Local)	12,148,047	2,154
* Jasmine International PCL (Foreign)	15,089,900	2,139
* Samart Corp. PCL	3,617,800	2,112
* Jasmine International PCL	14,848,400	2,105
* Gunkul Engineering PCL	3,454,925	2,100
* CK Power PCL	28,037,600	2,052
Bangkok Expressway PCL (Foreign)	1,876,200	2,022
* Thai Reinsurance PCL	24,207,590	2,005
* Pruksa Real Estate PCL (Local)	2,917,600	1,995
* Sri Trang Agro-Industry PCL	5,726,400	1,965
WHA Corp. PCL	18,608,630	1,963
Thoresen Thai Agencies PCL (Foreign)	5,418,772	1,936
Hana Microelectronics PCL (Foreign)	2,059,900	1,899
* Superblock PCL	46,848,100	1,873
* Dynasty Ceramic PCL	17,650,400	1,863
Pruksa Real Estate PCL (Foreign)	2,710,500	1,853
Banpu PCL	2,537,400	1,799
* Amata Corp. PCL	4,265,000	1,706
* Quality Houses PCL (Local)	24,000,650	1,582
* Italian-Thai Development PCL (Foreign)	7,424,785	1,547
Kiatnakin Bank PCL (Foreign)	1,775,743	1,539
* Italian-Thai Development PCL (Local)	7,298,500	1,521
* Bangkok Expressway PCL	1,387,900	1,496
* TTW PCL	4,581,300	1,495
* TICON Industrial Connection PCL	4,073,000	1,455
* Esso Thailand PCL	9,407,400	1,415
* GFPT PCL	4,810,500	1,344
* Sansiri PCL (Local)	27,082,800	1,320
* Thai Airways International PCL (Foreign)	3,415,800	1,214
VGI Global Media PCL (Foreign)	8,894,080	1,160
* Kiatnakin Bank PCL (Local)	1,331,600	1,154
Bangkok Chain Hospital PCL (Foreign)	5,881,825	1,143
WHA Corp. PCL (Foreign)	9,407,850	992
Quality Houses PCL (Foreign)	14,903,018	982
* Cal-Comp Electronics Thailand PCL	10,514,797	973
* Bangkok Chain Hospital PCL (Local)	4,989,800	970
* Thoresen Thai Agencies PCL (Local)	2,263,500	809

Univentures PCL (Foreign)	4,060,200	732
Asian Property Development PCL (Foreign)	4,332,944	725
Sansiri PCL (Foreign)	14,838,699	723
* Precious Shipping PCL	3,036,700	719
* Thai Airways International PCL	1,757,200	625
* Bangkok Life Assurance PCL	402,900	560
Siam Global House PCL (Foreign)	2,329,227	535
* Maybank Kim Eng Securities Thailand PCL	756,900	500
Samart Corp. PCL (Foreign)	810,500	473
* CK Power PCL (Foreign)	6,341,340	464
* Sahaviriya Steel Industries PCL	96,407,100	435
* Univentures PCL (Local)	2,407,300	434
* AP Thailand PCL	2,561,200	429
* Tata Steel Thailand PCL	18,449,500	361
Precious Shipping PCL (Foreign)	1,518,350	360
* Jasmine International PCL Warrants Exp. 06/25/2025	7,397,009	147
* Jasmine International PCL Warrants Exp. 06/25/2020	5,737,892	114
* CK Power PCL Foreign Line Warrants Exp. 05/28/2020	6,341,340	95
* WHA Corp. PCL Warrants Exp. 12/31/2019	201,600	78
* Indorama Ventures PCL Warrants Exp. 08/24/2017	853,604	56
* Minor International Warrants Exp. 11/03/2017	487,890	43
* Indorama Ventures Warrants Exp. 08/24/2018	656,618	43
* G J Steel PCL Warrants Exp. 01/30/2020	9,920,670	6
* Sansiri PLC Warrants Exp. 07/29/2017	7,803,235	—
* BTS Group Holdings PCL Warrants Exp. 10/16/2018	5,418,016	—
* Italian-Thai Development PCL (Foreign) Warrants Exp. 05/13/2019	1,484,957	—
* VGI Global Media PCL Warrants	1,154,924	—
* VGI Global Media PCL Foreign Warrants	1,111,760	—
* Italian-Thai Development PCL Warrants Exp. 05/13/2019	1,038,000	—
* Thoresen Thai Agencies PCL Warrants Exp. 02/28/2019	701,670	—
* Samart Corp. PCL Warrants Exp. 02/11/2018	661,060	—
G Steel PCL	14	—
* Srisawad Power 1979 PCL Warrants Exp. 11/30/2017	126,432	—
* Precious Shipping PCL Warrants	151,835	—
* Loxley PCL Warrants Exp. 03/20/2016	32,585	—
		910,554
Turkey (0.3%)
Turkiye Garanti Bankasi AS	18,109,192	53,594
Akbank TAS	17,478,205	46,808
BIM Birlesik Magazalar AS	1,943,398	33,093
Turkcell Iletisim Hizmetleri AS	6,793,866	31,110
* Tupras Turkiye Petrol Rafinerileri AS	1,048,163	27,211
KOC Holding AS	5,392,796	23,940
Haci Omer Sabanci Holding AS (Bearer)	6,919,629	23,675
Turkiye Halk Bankasi AS	5,351,821	23,373
Turkiye Is Bankasi	11,572,967	22,556
Eregli Demir ve Celik Fabrikalari TAS	11,797,182	17,712
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	16,760,212	15,728
* Turk Hava Yollari AO	4,666,450	15,208
Turkiye Vakiflar Bankasi TAO	9,055,599	13,662
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,644,754	12,904
Turk Telekomunikasyon AS	4,534,963	11,260
Yapi ve Kredi Bankasi AS	7,485,299	10,293
TAV Havalimanlari Holding AS	1,293,996	9,843
Coca-Cola Icecek AS	561,325	8,093
Arcelik AS	1,487,610	7,839
Enka Insaat ve Sanayi AS	4,313,546	7,832

Ulker Biskuvi Sanayi AS	1,304,291	7,277
Tofas Turk Otomobil Fabrikasi AS	1,087,217	7,110
Ford Otomotiv Sanayi AS	596,471	7,096
Turkiye Sise ve Cam Fabrikalari AS	5,016,512	5,667
* Petkim Petrokimya Holding AS	3,467,482	5,206
Dogus Otomotiv Servis ve Ticaret AS	671,613	3,892
Turkiye Sinai Kalkinma Bankasi AS	5,943,582	3,729
Aselsan Elektronik Sanayi Ve Ticaret AS	687,890	3,724
Koza Altin Isletmeleri AS	381,689	3,208
Turk Traktor ve Ziraat Makineleri AS	114,218	3,002
Yazicilar Holding AS Class A	389,389	2,797
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	4,729,253	2,526
* Pegasus Hava Tasimaciligi AS	275,656	2,424
Aygaz AS	615,197	2,317
Cimsa Cimento Sanayi VE Ticaret AS	401,382	2,289
* Asya Katilim Bankasi AS	7,571,421	2,262
* Aksa Enerji Uretim AS Class B	2,077,512	2,215
Aksa Akrilik Kimya Sanayii AS	539,078	2,172
* Koza Anadolu Metal Madencilik Isletmeleri AS	2,306,753	2,156
Otokar Otomotiv Ve Savunma Sanayi A.S.	67,447	2,083
Gubre Fabrikalari TAS	749,675	2,061
* Migros Ticaret AS	269,459	2,008
* Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	2,170,111	1,966
Akcansa Cimento AS	312,358	1,770
Akfen Holding AS	596,177	1,740
Aksigorta AS	2,345,687	1,710
* Sekerbank TAS	2,892,474	1,635
* Dogan Sirketler Grubu Holding AS	7,924,256	1,573
Trakya Cam Sanayii AS	2,109,424	1,558
Tekfen Holding AS	1,020,612	1,551
Is Gayrimenkul Yatirim Ortakligi AS	2,646,645	1,480
* NET Holding AS	1,037,791	1,233
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	1,688,864	1,094
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,033,417	1,003
Konya Cimento Sanayii AS	8,327	978
Albaraka Turk Katilim Bankasi AS	1,882,803	950
* Vestel Elektronik Sanayi ve Ticaret AS	497,282	820
Torunlar Gayrimenkul Yatirim Ortakligi AS	642,034	753
* Adana Cimento Sanayii TAS Class A	262,407	637
* Zorlu Enerji Elektrik Uretim AS	1,011,368	616
Bizim Toptan Satis Magazalari AS	130,763	580
Alarko Holding AS	409,805	518
* Akenerji Elektrik Uretim AS	1,321,807	463
* Vakif Gayrimenkul Yatirim Ortakligi AS	548,619	441
Turcas Petrol AS	724,518	424
* Anadolu Cam Sanayii AS	583,540	383
* Ihlas Holding AS	3,143,110	273
		519,104
United Arab Emirates (0.2%)
Emaar Properties PJSC	29,832,248	64,168
First Gulf Bank PJSC	9,671,874	40,818
Abu Dhabi Commercial Bank PJSC	15,580,612	35,097
DP World Ltd.	1,428,234	32,492
Aldar Properties PJSC	27,063,897	19,822
Union National Bank PJSC	9,484,724	18,206
Dubai Islamic Bank PJSC	8,489,473	17,336
* Emaar Malls Group PJSC	18,074,025	15,994

* Arabtec Holding PJSC	19,426,360	12,552
Air Arabia PJSC	19,456,531	8,520
* Dubai Parks & Resorts PJSC	21,230,790	7,457
Dubai Financial Market PJSC	13,402,914	7,022
Dubai Investments PJSC	7,355,736	5,828
Al Waha Capital PJSC	7,984,335	5,418
* Dana Gas PJSC	30,270,603	4,506
Agthia Group PJSC	1,358,721	2,852
Union Properties PJSC	8,690,634	2,816
* Amanat Holdings PJSC	11,672,536	2,717
* Deyaar Development PJSC	11,871,087	2,657
* Drake & Scull International PJSC	10,774,405	2,349
* Eshraq Properties Co. PJSC	9,153,548	1,969
RAK Properties PJSC	8,146,479	1,464
National Central Cooling Co. PJSC	3,153,083	1,270
Aramex PJSC	733,646	689
* Islamic Arab Insurance Co.	3,859,941	662
		314,681
United Kingdom (14.9%)
HSBC Holdings plc	167,770,144	1,520,257
BP plc	156,780,945	967,999
British American Tobacco plc	16,024,213	951,538
GlaxoSmithKline plc	41,794,711	908,774
Royal Dutch Shell plc Class A	31,380,898	901,514
Vodafone Group plc	228,381,790	862,948
AstraZeneca plc	10,848,469	730,670
Barclays plc	143,965,390	648,316
Lloyds Banking Group plc	495,213,440	644,863
Royal Dutch Shell plc Class B	21,084,074	612,448
Diageo plc	21,652,687	607,421
Reckitt Benckiser Group plc	5,465,160	524,686
BT Group plc	71,948,055	521,749
Prudential plc	21,936,095	516,096
BG Group plc	29,257,379	499,031
Unilever plc	10,371,504	470,224
Shire plc	5,053,425	449,033
Imperial Tobacco Group plc	8,282,289	434,922
National Grid plc	32,427,122	431,588
SABMiller plc	8,126,983	426,735
Rio Tinto plc	10,725,548	416,281
BHP Billiton plc	18,157,085	334,911
Glencore plc	91,747,712	297,607
Aviva plc	34,776,336	282,303
Standard Chartered plc	17,947,266	274,607
WPP plc	11,290,053	259,340
Tesco plc	69,831,470	235,186
Compass Group plc	14,342,898	229,542
Legal & General Group plc	51,046,441	207,605
BAE Systems plc	27,190,474	203,639
SSE plc	8,488,292	200,817
Rolls-Royce Holdings plc	15,806,014	195,935
ARM Holdings plc	12,134,118	190,398
CRH plc (Dublin Shares)	6,397,264	189,485
Centrica plc	42,728,585	177,759
RELX plc	9,731,250	169,864
Sky plc	9,014,730	160,457
Experian plc	8,531,352	159,853

Next plc	1,265,876	157,933
Associated British Foods plc	2,995,927	150,804
Wolseley plc	2,237,719	148,565
Smith & Nephew plc	7,708,580	143,106
Anglo American plc London Shares	11,233,383	141,970
ITV plc	32,184,558	141,051
Old Mutual plc	42,014,961	138,959
Land Securities Group plc	6,763,200	137,050
Pearson plc	6,990,103	131,093
Whitbread plc	1,550,179	125,619
Marks & Spencer Group plc	14,145,502	120,121
Standard Life plc	16,815,477	119,065
Capita plc	5,690,220	115,779
British Land Co. plc	8,700,945	114,234
Kingfisher plc	20,056,048	112,957
London Stock Exchange Group plc	2,683,821	109,396
* Royal Bank of Scotland Group plc	18,830,992	100,446
Burberry Group plc	3,808,704	95,673
Carnival plc	1,568,880	86,970
InterContinental Hotels Group plc	2,032,347	85,628
Taylor Wimpey plc	27,811,340	84,369
Persimmon plc	2,621,802	83,743
Barratt Developments plc	8,442,951	83,642
United Utilities Group plc	5,861,491	81,632
Bunzl plc	2,846,590	81,513
Johnson Matthey plc	1,756,896	79,942
Mondi plc	3,164,861	76,109
Sage Group plc	9,239,044	75,089
Travis Perkins plc	2,118,221	74,261
* International Consolidated Airlines Group SA (London Shares)	8,727,432	72,762
3i Group plc	8,305,209	71,764
Severn Trent plc	2,051,692	70,595
GKN plc	14,141,504	70,300
RSA Insurance Group plc	8,743,197	70,165
Hammerson plc	6,766,067	69,508
Direct Line Insurance Group plc	11,787,783	67,349
St. James's Place plc	4,408,501	67,295
Ashtead Group plc	4,321,945	66,162
Dixons Carphone plc	8,521,070	60,636
Royal Dutch Shell plc Class A (Amsterdam Shares)	2,104,917	60,540
DCC plc	757,177	59,819
Smiths Group plc	3,383,352	59,638
Provident Financial plc	1,251,455	58,058
G4S plc	13,349,966	57,213
Berkeley Group Holdings plc	1,083,282	56,984
Croda International plc	1,160,193	55,092
Inmarsat plc	3,860,972	53,519
Intertek Group plc	1,384,690	52,907
WM Morrison Supermarkets plc	18,547,510	52,842
Rexam plc	6,012,738	52,250
Royal Mail plc	6,621,839	52,211
Informa plc	5,604,187	52,150
DS Smith plc	8,071,763	50,495
J Sainsbury plc	12,149,673	50,252
Meggitt plc	6,758,845	48,977
Aberdeen Asset Management plc	8,550,870	48,641
Derwent London plc	856,618	48,611

Randgold Resources Ltd.	801,841	48,387
Inchcape plc	3,839,258	48,135
William Hill plc	7,605,599	48,083
Schroders plc	972,656	47,999
easyJet plc	1,864,381	47,855
TUI AG	2,777,634	47,787
Pennon Group plc	3,550,964	45,224
Capital & Counties Properties plc	6,233,214	44,892
Segro plc	6,405,170	44,853
Rightmove plc	785,077	44,664
Weir Group plc	1,833,590	43,998
Hikma Pharmaceuticals plc	1,163,159	43,496
Amec Foster Wheeler plc	3,373,679	43,189
Howden Joinery Group plc	5,314,472	41,089
Intu Properties plc	7,858,552	40,440
Henderson Group plc	9,026,848	40,163
Investec plc	4,388,257	40,088
Cobham plc	9,782,368	39,863
Admiral Group plc	1,712,345	39,593
Bellway plc	1,051,598	39,588
2 Merlin Entertainments plc	6,062,989	39,329
Booker Group plc	13,978,180	39,081
IMI plc	2,343,766	38,800
Great Portland Estates plc	2,971,006	38,614
Aggreko plc	2,050,091	38,233
Halma plc	3,214,405	37,998
Melrose Industries plc	8,599,349	37,166
ICAP plc	4,593,331	37,038
IG Group Holdings plc	3,100,730	36,220
Rentokil Initial plc	15,495,820	35,544
Greene King plc	2,633,303	35,527
Coca-Cola HBC AG	1,697,255	35,441
* Hiscox Ltd.	2,443,095	35,278
Hargreaves Lansdown plc	1,880,766	35,140
Shaftesbury plc	2,403,395	35,030
Amlin plc	4,274,138	34,034
Micro Focus International plc	1,552,283	33,907
Tate & Lyle plc	3,990,680	33,845
Man Group plc	13,203,377	33,511
* BTG plc	3,262,946	33,310
Babcock International Group plc	2,146,838	33,231
* Spirax-Sarco Engineering plc	623,635	32,262
Essentra plc	2,244,666	31,971
Hays plc	12,061,596	31,390
UBM plc	3,764,518	31,241
Spectris plc	1,011,814	30,843
John Wood Group plc	3,143,410	30,697
* Betfair Group plc	701,593	30,502
Petrofac Ltd.	2,226,849	30,501
Telecity Group plc	1,756,210	29,986
Tullow Oil plc	7,798,367	29,935
* AA plc	5,196,482	29,630
Close Brothers Group plc	1,285,619	29,166
Daily Mail & General Trust plc	2,263,806	28,375
Antofagasta plc	3,059,360	27,082
* Sports Direct International plc	2,171,431	26,851
Jupiter Fund Management plc	3,554,184	26,042

Playtech plc	1,810,577	25,625
* Intermediate Capital Group plc	2,800,371	25,491
Phoenix Group Holdings	1,915,067	25,480
* Just Eat plc	3,674,656	25,014
* Thomas Cook Group plc	13,292,697	24,886
* Rotork plc	7,416,081	24,764
WH Smith plc	969,854	23,951
Regus plc	5,448,625	23,888
Cable & Wireless Communications plc	23,679,889	23,678
Beazley plc	4,490,564	23,672
Berendsen plc	1,470,080	23,462
RPC Group plc	2,165,688	23,022
* Indivior plc	5,526,606	22,760
Michael Page International plc	2,655,055	22,717
Britvic plc	2,104,170	22,558
Stagecoach Group plc	3,652,809	22,293
TUI AG-DI	1,278,422	21,888
* Ocado Group plc	3,490,620	21,636
Balfour Beatty plc	5,876,403	21,625
WS Atkins plc	861,694	21,135
^ TalkTalk Telecom Group plc	4,486,305	21,114
Grafton Group plc	1,855,336	20,812
Victrex plc	687,859	20,777
Bovis Homes Group plc	1,147,199	20,447
^ Carillion plc	3,736,736	20,159
CSR plc	1,417,008	19,872
SSP Group plc	4,013,275	19,488
Galliford Try plc	702,276	19,464
QinetiQ Group plc	5,133,512	19,014
UNITE Group plc	1,929,498	19,008
Serco Group plc	9,428,389	18,964
AVEVA Group plc	546,804	18,815
* Firstgroup plc	10,386,209	18,704
BBA Aviation plc	4,024,379	18,656
Greggs plc	875,655	18,531
Home Retail Group plc	7,149,094	18,223
Restaurant Group plc	1,726,971	18,188
CRH plc (London Shares)	607,185	18,067
Kennedy Wilson Europe Real Estate plc	998,127	17,857
Kier Group plc	782,740	17,637
Crest Nicholson Holdings plc	2,067,699	17,631
Moneysupermarket.com Group plc	3,842,174	17,598
Bodycote plc	1,618,350	17,282
Greencore Group plc	3,471,884	17,150
Lancashire Holdings Ltd.	1,701,851	17,113
Jardine Lloyd Thompson Group plc	1,048,946	17,050
National Express Group plc	3,584,450	16,964
Savills plc	1,095,081	16,718
Paragon Group of Cos. plc	2,611,489	16,694
Senior plc	3,593,108	16,331
Drax Group plc	3,491,181	16,272
Domino's Pizza Group plc	1,159,608	16,248
UDG Healthcare plc	2,069,384	16,203
Dignity plc	422,095	16,063
Ultra Electronics Holdings plc	589,298	16,057
SIG plc	4,856,003	15,848
^ Polyus Gold International Ltd.	5,736,680	15,815

Mitie Group plc	3,138,910	15,785
Elementis plc	3,938,154	15,776
Pace plc	2,729,091	15,440
Saga plc	4,667,733	15,084
Workspace Group plc	992,820	15,082
Vesuvius plc	2,361,110	15,081
Fresnillo plc	1,476,560	14,915
* HomeServe plc	2,183,389	14,864
Go-Ahead Group plc	369,251	14,701
2 Spire Healthcare Group plc	2,407,563	14,525
Debenhams plc	10,525,382	14,438
Halfords Group plc	1,688,834	14,345
Laird plc	2,321,022	14,272
Ladbrokes plc	7,867,095	13,988
Pets at Home Group plc	3,080,105	13,899
^ Ashmore Group plc	3,343,010	13,899
Redrow plc	1,903,257	13,857
Alent plc	1,816,644	13,473
Morgan Advanced Materials plc	2,411,633	13,351
Big Yellow Group plc	1,212,372	13,336
Cineworld Group plc	1,656,924	13,237
HellermannTyton Group plc	1,776,025	13,058
Synergy Health plc	479,729	13,034
Grainger plc	3,484,267	12,979
^ Polymetal International plc	1,825,038	12,913
Tullett Prebon plc	2,004,216	12,681
* Cairn Energy plc	4,991,523	12,579
Interserve plc	1,242,469	12,523
LondonMetric Property plc	4,926,482	12,447
International Personal Finance plc	1,981,690	12,334
Fidessa Group plc	319,848	11,940
* Mitchells & Butlers plc	2,013,444	11,890
Marston's plc	4,842,925	11,804
Electrocomponents plc	3,767,835	11,709
Synthomer plc	2,329,697	11,695
Genus plc	516,671	11,627
Dechra Pharmaceuticals plc	740,266	11,380
ST Modwen Properties plc	1,527,041	11,353
Diploma plc	966,666	11,144
Ted Baker plc	221,180	11,143
Brewin Dolphin Holdings plc	2,261,061	11,106
^ Hansteen Holdings plc	5,819,253	11,067
* SVG Capital plc	1,469,441	11,039
Dunelm Group plc	777,157	10,866
* Ophir Energy plc	5,981,127	10,858
Dairy Crest Group plc	1,185,107	10,697
Countrywide plc	1,309,386	10,652
Bwin.Party Digital Entertainment plc	5,927,031	10,632
Entertainment One Ltd.	2,028,330	10,565
F&C Commercial Property Trust Ltd.	4,457,401	10,261
* Virgin Money Holdings UK plc	1,538,220	10,202
Renishaw plc	310,512	10,138
Keller Group plc	600,544	9,921
Card Factory plc	1,809,594	9,882
Northgate plc	1,131,914	9,685
* Petra Diamonds Ltd.	4,087,412	9,592
^ Telecom Plus plc	504,923	9,570

	Al Noor Hospitals Group plc	652,531	9,548
	Hunting plc	1,159,826	9,299
*	Premier Oil plc	4,380,478	9,157
	Bank of Georgia Holdings plc	286,724	8,913
	esure Group plc	2,050,236	8,667
	Foxtons Group plc	2,184,050	8,321
	J D Wetherspoon plc	738,623	8,252
	Poundland Group plc	1,531,951	8,067
*	Colt Group SA	2,715,144	7,970
	Centamin plc	9,075,214	7,856
*	Genel Energy plc	1,348,359	7,820
*	Enterprise Inns plc	4,258,714	7,480
	Spirent Communications plc	5,102,100	7,447
^,2 Zoopla Property Group plc		1,972,764	7,392
*,^ Imagination Technologies Group plc		2,015,467	7,375
	NMC Health plc	530,848	7,286
	UK Commercial Property Trust Ltd.	5,149,956	7,117
*	Allied Minds plc	953,952	6,949
	De La Rue plc	872,413	6,884
	Computacenter plc	569,815	6,756
	N Brown Group plc	1,317,247	6,549
	Redefine International PLC	8,048,516	6,535
	Devro plc	1,381,398	6,534
	Premier Farnell plc	3,081,854	6,526
	Oxford Instruments plc	449,001	6,423
	KCOM Group plc	4,344,760	6,422
*	Evraz plc	4,039,912	6,352
	RPS Group plc	1,900,938	6,343
	Chemring Group plc	1,675,003	6,172
*	SuperGroup plc	273,115	6,171
	ITE Group plc	2,055,086	5,921
	Just Retirement Group plc	1,941,017	5,844
	Picton Property Income Ltd.	4,963,406	5,736
*,^ KAZ Minerals plc		2,242,067	5,668
	Helical Bar plc	843,329	5,600
	Chesnara plc	1,057,548	5,590
^	Vedanta Resources plc	897,217	5,569
	Xaar plc	666,084	5,390
	Connect Group plc	2,263,360	5,223
	Shanks Group plc	3,340,876	5,203
*	Mothercare plc	1,216,865	5,154
*	Lamprell plc	2,239,144	5,106
	Acacia Mining plc	1,279,350	4,798
	Soco International plc	1,819,897	4,477
	Development Securities plc	1,065,416	4,471
	Schroder REIT Ltd.	4,636,692	4,392
	SDL plc	688,903	4,319
	Fenner plc	1,627,588	4,244
	Stobart Group Ltd.	2,448,303	4,221
*,^ Lonmin plc		5,015,776	4,072
	Daejan Holdings plc	39,401	3,981
	Morgan Sindall Group plc	307,244	3,896
	Cape plc	1,024,572	3,724
	Speedy Hire plc	4,334,082	3,501
*	Premier Foods plc	5,640,140	3,472
*	EnQuest plc	6,041,318	3,348
^	888 Holdings plc	1,236,714	3,283

Xchanging plc				2,067,161	3,140
*,^ AO World plc				1,543,237	3,005
Partnership Assurance Group plc				1,161,100	2,722
Gem Diamonds Ltd.				863,646	1,717
*,^ Hochschild Mining plc				1,340,929	1,628
Infinis Energy plc				703,126	1,530
^ APR Energy plc				698,363	1,224
Ferrexpo plc				1,168,471	1,053
*,^ Aquarius Platinum Ltd.				8,817,863	854
*,^ Afren plc				7,677,368	214
					26,994,558
Total Common Stocks (Cost $171,674,195)					179,520,085
		Coupon
Temporary Cash Investments (2.9%)[1]
Money Market Fund (2.8%)
[5,6] Vanguard Market Liquidity Fund		0.152%		5,048,383,663	5,048,384

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
[7,8,9]	Federal Home Loan Bank Discount Notes	0.070%	8/7/15	4,000	4,000
7,8	Federal Home Loan Bank Discount Notes	0.135%	8/28/15	8,000	8,000
[7,8,9]	Federal Home Loan Bank Discount Notes	0.093%	10/2/15	18,000	17,996
7,8	Federal Home Loan Bank Discount Notes	0.095%	10/7/15	15,000	14,997
[7,8,9]	Federal Home Loan Bank Discount Notes	0.095%	10/21/15	41,800	41,789
[7,8,9]	Federal Home Loan Bank Discount Notes	0.140%	12/4/15	10,000	9,995
[8,9,10] Freddie Mac Discount Notes		0.060%	8/17/15	10,000	10,000
					106,777
Total Temporary Cash Investments (Cost $5,155,163)					5,155,161
Total Investments (102.2%) (Cost $176,829,358)					184,675,246
Other Assets and Liabilities-Net (-2.2%)[5]					(3,888,232)
Net Assets (100%)					180,787,014

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$3,269,676,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 2.1%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the aggregate value of these securities was $504,775,000, representing 0.3% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Includes $3,538,852,000 of collateral received for securities on loan.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $77,182,000 have been segregated as initial margin for open futures contracts.
9 Securities with a value of $17,409,000 have been segregated as collateral for open forward currency contracts.
10 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Total International Stock Index Fund

The following table summarizes the market value of the fund's investments as of July 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	15,612,699	428,899	2,773
Common Stocks—Other	826,480	162,516,069	133,165
Temporary Cash Investments	5,048,384	106,777	—
Futures Contracts—Assets[1]	7,819	—	—
Futures Contracts—Liabilities[1]	(80)	—	—
Forward Currency Contracts—Assets	—	162	—
Forward Currency Contracts—Liabilities	—	(17,054)	—
Total	21,495,302	163,034,853	135,938
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Total International Stock Index Fund

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	September 2015	9,135	363,139	15,073
FTSE 100 Index	September 2015	3,403	353,353	1,894
Topix Index	September 2015	2,016	270,113	2,770
E-mini S&P 500 Index	September 2015	1,800	188,856	74
S&P ASX 200 Index	September 2015	1,337	138,708	4,078
				23,889

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index, FTSE 100 Index, and E-mini S&P 500 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

Total International Stock Index Fund

At July 31, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	9/15/15	JPY	33,039,148	USD	268,933	(2,187)
UBS AG	9/23/15	GBP	159,845	USD	250,899	(1,373)
BNP Paribas	9/23/15	EUR	194,834	USD	219,436	(5,298)
Citibank, N.A.	9/23/15	EUR	118,130	USD	130,789	(956)
Bank of America, N.A.	9/23/15	GBP	64,746	USD	100,909	162
Brown Brothers Harriman &
Co.	9/22/15	AUD	122,199	USD	94,309	(5,254)
BNP Paribas	9/22/15	AUD	61,080	USD	46,499	(1,986)
						(16,892)

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At July 31, 2015, the cost of investment securities for tax purposes was $177,211,224,000. Net unrealized appreciation of investment securities for tax purposes was $7,464,022,000, consisting of unrealized gains of $26,082,520,000 on securities that had risen in value since their purchase and $18,618,498,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Growth Fund

Schedule of Investments
As of July 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (50.1%)
Vanguard Total Stock Market Index Fund Investor Shares	108,812,800	5,760,550

International Stock Fund (29.8%)
Vanguard Total International Stock Index Fund Investor Shares	213,532,225	3,425,057

U.S. Bond Fund (14.6%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	155,768,688	1,674,513

International Bond Fund (5.4%)
Vanguard Total International Bond Index Fund Investor Shares	59,350,908	627,339
Total Investments (99.9%) (Cost $7,821,676)		11,487,459
Other Assets and Liabilities-Net (0.1%)[2]		10,174
Net Assets (100%)		11,497,633

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
2 Cash of $100,000 has been segregated as initial margin for open futures contracts.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Futures Contracts: The fund uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the market, and maintaining liquidity. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

LifeStrategy Growth Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
10-Year U.S. Treasury Note	September 2015	2	255	3

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2015, the cost of investment securities for tax purposes was $7,821,676,000. Net unrealized appreciation of investment securities for tax purposes was $3,665,783,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
			Proceeds			July 31,
	Oct. 31, 2014		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Total Bond Market II
Index Fund	1,661,998	241,290	215,781	29,656	5,217	1,674,513
Vanguard Total International
Bond Index Fund	425,696	202,840	6,409	5,214	—	627,339
Vanguard Total International
Stock Index Fund	2,525,084	960,959	17,914	57,855	—	3,425,057
Vanguard Total Stock Market
Index Fund	6,015,078	193,651	722,265	83,746	—	5,760,550
Total	10,627,856	1,598,740	962,369	176,471	5,217	11,487,459

Vanguard LifeStrategy Income Fund

Schedule of Investments
As of July 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (12.3%)
Vanguard Total Stock Market Index Fund Investor Shares	7,744,562	409,997

International Stock Fund (7.6%)
Vanguard Total International Stock Index Fund Investor Shares	15,847,817	254,199

U.S. Bond Fund (56.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	174,676,664	1,877,774

International Bond Fund (23.9%)
Vanguard Total International Bond Index Fund Investor Shares	75,507,741	798,117

Total Investments (100.0%) (Cost $3,064,772)		3,340,087
Other Assets and Liabilities-Net (0.0%)		(148)
Net Assets (100%)		3,339,939

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At July 31, 2015, the cost of investment securities for tax purposes was $3,064,772,000. Net unrealized appreciation of investment securities for tax purposes was $275,315,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

LifeStrategy Income Fund

			Current Period Transactions
	Oct. 31,		Proceeds			July 31,
	2014		from		Capital Gain	2015
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	944	NA1	NA1	2	—	—
Vanguard Total Bond Market II	1,989,600	187,780	283,422	34,870	6,185	1,877,774
Index Fund
Vanguard Total International Bond	494,494	296,107	—	6,027	—	798,117
Index Fund
Vanguard Total International Stock	184,969	78,248	5,473	4,350	—	254,199
Index Fund
Vanguard Total Stock Market	435,258	39,966	86,797	6,120	—	409,997
Index Fund
Total	3,105,265	602,101	375,692	51,369	6,185	3,340,087

1 Not applicable — purchases and sales are for temporary cash investment purposes.

Vanguard LifeStrategy Conservative Growth Fund

Schedule of Investments
As of July 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (25.5%)
Vanguard Total Stock Market Index Fund Investor Shares	37,656,675	1,993,544

International Stock Fund (14.3%)
Vanguard Total International Stock Index Fund Investor Shares	69,494,499	1,114,692

U.S. Bond Fund (42.7%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	309,954,844	3,332,014

International Bond Fund (17.5%)
Vanguard Total International Bond Index Fund Investor Shares	129,309,623	1,366,803
Total Investments (100.0%) (Cost $6,341,242)		7,807,053
Other Assets and Liabilities-Net (0.0%)[2]		(1,560)
Net Assets (100%)		7,805,493

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
2 Cash of $100,000 has been segregated as initial margin for open futures contracts.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Futures Contracts: The fund uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the market, and maintaining liquidity. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

LifeStrategy Conservative Growth Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
10-Year U.S. Treasury Note	September 2015	1	127	2

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2015, the cost of investment securities for tax purposes was $6,341,242,000. Net unrealized appreciation of investment securities for tax purposes was $1,465,811,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
	Oct. 31,		Proceeds			July 31,
	2014		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	123	NA1	NA1	4	—	—
Vanguard Total Bond Market
II Index Fund	3,456,280	294,322	391,597	60,549	10,784	3,332,014
Vanguard Total International
Bond Index Fund	867,223	492,039	5,300	10,548	—	1,366,803
Vanguard Total International
Stock Index Fund	866,661	272,622	10,548	19,690	—	1,114,692
Vanguard Total Stock Market
Index Fund	2,065,716	78,972	248,212	28,733	—	1,993,544
Total	7,256,003	1,137,955	655,657	119,524	10,784	7,807,053
1 Not applicable — purchases and sales are for temporary cash investment purposes.

Vanguard LifeStrategy Moderate Growth Fund

Schedule of Investments
As of July 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (38.4%)
Vanguard Total Stock Market Index Fund Investor Shares	90,264,086	4,778,581

International Stock Fund (21.5%)
Vanguard Total International Stock Index Fund Investor Shares	166,591,229	2,672,123

U.S. Bond Fund (28.7%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	331,698,067	3,565,754

International Bond Fund (11.3%)
Vanguard Total International Bond Index Fund Investor Shares	133,554,164	1,411,668
Total Investments (99.9%) (Cost $9,104,380)		12,428,126
Other Assets and Liabilities-Net (0.1%)[2]		14,915
Net Assets (100%)		12,443,041

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
2 Cash of $100,000 has been segregated as initial margin for open futures contracts.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Futures Contracts: The fund uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the market, and maintaining liquidity. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

LifeStrategy Moderate Growth Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
10-Year U.S. Treasury Note	September 2015	6	765	9

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2015, the cost of investment securities for tax purposes was $9,104,380,000. Net unrealized appreciation of investment securities for tax purposes was $3,323,746,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
	Oct. 31,		Proceeds			July 31,
	2014		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	1,163	NA1	NA1	9	—	—
Vanguard Total Bond Market
II Index Fund	3,746,840	372,119	524,080	64,996	11,570	3,565,754
Vanguard Total International
Bond Index Fund	942,439	474,189	18,061	11,350	—	1,411,668
Vanguard Total International
Stock Index Fund	2,104,589	676,398	77,048	47,547	—	2,672,123
Vanguard Total Stock Market
Index Fund	4,973,804	182,379	608,227	69,319	—	4,778,581
Total	11,768,835	1,705,085	1,227,416	193,221	11,570	12,428,126
1 Not applicable — purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 17, 2015

VANGUARD STAR FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 17, 2015

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.